UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01027

Name of Registrant:	Vanguard World Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2024—February 28, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

U.S. Growth Fund Investor Shares - VWUSX

U.S. Growth Fund Admiral™ Shares - VWUAX

International Growth Fund Investor Shares - VWIGX

International Growth Fund Admiral™ Shares - VWILX

FTSE Social Index Fund Admiral™ Shares - VFTAX

FTSE Social Index Fund Institutional Shares - VFTNX

Communication Services Index Fund ETF Shares - VOX

Communication Services Index Fund Admiral™ Shares - VTCAX

Consumer Discretionary Index Fund ETF Shares - VCR

Consumer Discretionary Index Fund Admiral™ Shares - VCDAX

Consumer Staples Index Fund ETF Shares - VDC

Consumer Staples Index Fund Admiral™ Shares - VCSAX

Energy Index Fund ETF Shares - VDE

Energy Index Fund Admiral™ Shares - VENAX

Financials Index Fund ETF Shares - VFH

Financials Index Fund Admiral™ Shares - VFAIX

Health Care Index Fund ETF Shares - VHT

Health Care Index Fund Admiral™ Shares - VHCIX

Industrials Index Fund ETF Shares - VIS

Industrials Index Fund Admiral™ Shares - VINAX

Information Technology Index Fund ETF Shares - VGT

Information Technology Index Fund Admiral™ Shares - VITAX

Materials Index Fund ETF Shares - VAW

Materials Index Fund Admiral™ Shares - VMIAX

Utilities Index Fund ETF Shares - VPU

Utilities Index Fund Admiral™ Shares - VUIAX

Mega Cap Index Fund ETF Shares - MGC

Mega Cap Index Fund Institutional Shares - VMCTX

Mega Cap Value Index Fund ETF Shares - MGV

Mega Cap Value Index Fund Institutional Shares - VMVLX

Vanguard U.S. Growth Fund

Investor Shares (VWUSX)

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard U.S. Growth Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$17	0.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Communication Services	18.6%
Consumer Discretionary	17.5%
Consumer Staples	1.6%
Financials	8.4%
Health Care	8.6%
Industrials	3.9%
Information Technology	37.3%
Materials	0.0%
Real Estate	1.9%
Utilities	0.2%
Other Assets and Liabilities—Net	2.0%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$46,437
Number of Portfolio Holdings	113
Portfolio Turnover Rate	15%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR23

Vanguard U.S. Growth Fund

Admiral™ Shares (VWUAX)

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard U.S. Growth Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$12	0.23%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Communication Services	18.6%
Consumer Discretionary	17.5%
Consumer Staples	1.6%
Financials	8.4%
Health Care	8.6%
Industrials	3.9%
Information Technology	37.3%
Materials	0.0%
Real Estate	1.9%
Utilities	0.2%
Other Assets and Liabilities—Net	2.0%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$46,437
Number of Portfolio Holdings	113
Portfolio Turnover Rate	15%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR523

Vanguard International Growth Fund

Investor Shares (VWIGX)

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard International Growth Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$19	0.37%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Asia	31.7%
Europe	47.3%
North America	16.6%
Oceania	1.1%
South America	1.8%
Other Assets and Liabilities—Net	1.5%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$44,437
Number of Portfolio Holdings	132
Portfolio Turnover Rate	11%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR81

Vanguard International Growth Fund

Admiral™ Shares (VWILX)

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard International Growth Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$13	0.26%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Asia	31.7%
Europe	47.3%
North America	16.6%
Oceania	1.1%
South America	1.8%
Other Assets and Liabilities—Net	1.5%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$44,437
Number of Portfolio Holdings	132
Portfolio Turnover Rate	11%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR581

Vanguard FTSE Social Index Fund

Admiral™ Shares (VFTAX)

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard FTSE Social Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Basic Materials	1.3%
Consumer Discretionary	16.3%
Consumer Staples	4.2%
Energy	0.0%
Financials	10.7%
Health Care	11.4%
Industrials	9.0%
Real Estate	2.6%
Technology	41.2%
Telecommunications	2.6%
Utilities	0.5%
Other Assets and Liabilities—Net	0.2%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$22,649
Number of Portfolio Holdings	432
Portfolio Turnover Rate	3%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR513

Vanguard FTSE Social Index Fund

Institutional Shares (VFTNX)

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard FTSE Social Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Basic Materials	1.3%
Consumer Discretionary	16.3%
Consumer Staples	4.2%
Energy	0.0%
Financials	10.7%
Health Care	11.4%
Industrials	9.0%
Real Estate	2.6%
Technology	41.2%
Telecommunications	2.6%
Utilities	0.5%
Other Assets and Liabilities—Net	0.2%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$22,649
Number of Portfolio Holdings	432
Portfolio Turnover Rate	3%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR223

Vanguard Communication Services Index Fund

ETF Shares (VOX) NYSE Arca

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Communication Services Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Diversified Telecommunication Services	11.3%
Entertainment	21.2%
Interactive Media & Services	48.9%
Media	14.6%
Other	0.0%
Wireless Telecommunication Services	4.0%
Other Assets and Liabilities—Net	0.0%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$4,986
Number of Portfolio Holdings	120
Portfolio Turnover Rate	4%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR959

Vanguard Communication Services Index Fund

Admiral™ Shares (VTCAX)

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Communication Services Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Diversified Telecommunication Services	11.3%
Entertainment	21.2%
Interactive Media & Services	48.9%
Media	14.6%
Other	0.0%
Wireless Telecommunication Services	4.0%
Other Assets and Liabilities—Net	0.0%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$4,986
Number of Portfolio Holdings	120
Portfolio Turnover Rate	4%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR5488

Vanguard Consumer Discretionary Index Fund

ETF Shares (VCR) NYSE Arca

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Consumer Discretionary Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Automobile Components	1.8%
Automobiles	15.7%
Broadline Retail	25.1%
Distributors	0.8%
Diversified Consumer Services	1.8%
Hotels, Restaurants & Leisure	23.9%
Household Durables	4.8%
Leisure Products	0.9%
Specialty Retail	20.5%
Textiles, Apparel & Luxury Goods	4.5%
Other Assets and Liabilities—Net	0.2%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$6,915
Number of Portfolio Holdings	295
Portfolio Turnover Rate	2%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR954

Vanguard Consumer Discretionary Index Fund

Admiral™ Shares (VCDAX)

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Consumer Discretionary Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Automobile Components	1.8%
Automobiles	15.7%
Broadline Retail	25.1%
Distributors	0.8%
Diversified Consumer Services	1.8%
Hotels, Restaurants & Leisure	23.9%
Household Durables	4.8%
Leisure Products	0.9%
Specialty Retail	20.5%
Textiles, Apparel & Luxury Goods	4.5%
Other Assets and Liabilities—Net	0.2%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$6,915
Number of Portfolio Holdings	295
Portfolio Turnover Rate	2%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR5483

Vanguard Consumer Staples Index Fund

ETF Shares (VDC) NYSE Arca

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Consumer Staples Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Beverages	18.1%
Consumer Staples Distribution & Retail	36.5%
Food Products	15.6%
Household Products	17.9%
Personal Care Products	3.7%
Tobacco	8.0%
Other Assets and Liabilities—Net	0.2%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$8,843
Number of Portfolio Holdings	106
Portfolio Turnover Rate	5%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR955

Vanguard Consumer Staples Index Fund

Admiral™ Shares (VCSAX)

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Consumer Staples Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Beverages	18.1%
Consumer Staples Distribution & Retail	36.5%
Food Products	15.6%
Household Products	17.9%
Personal Care Products	3.7%
Tobacco	8.0%
Other Assets and Liabilities—Net	0.2%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$8,843
Number of Portfolio Holdings	106
Portfolio Turnover Rate	5%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR5484

Vanguard Energy Index Fund

ETF Shares (VDE) NYSE Arca

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Energy Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Coal & Consumable Fuels	0.6%
Integrated Oil & Gas	38.3%
Oil & Gas Drilling	0.8%
Oil & Gas Equipment & Services	9.6%
Oil & Gas Exploration & Production	25.9%
Oil & Gas Refining & Marketing	8.2%
Oil & Gas Storage & Transportation	16.1%
Other Assets and Liabilities—Net	0.5%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$9,597
Number of Portfolio Holdings	117
Portfolio Turnover Rate	4%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR951

Vanguard Energy Index Fund

Admiral™ Shares (VENAX)

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Energy Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Coal & Consumable Fuels	0.6%
Integrated Oil & Gas	38.3%
Oil & Gas Drilling	0.8%
Oil & Gas Equipment & Services	9.6%
Oil & Gas Exploration & Production	25.9%
Oil & Gas Refining & Marketing	8.2%
Oil & Gas Storage & Transportation	16.1%
Other Assets and Liabilities—Net	0.5%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$9,597
Number of Portfolio Holdings	117
Portfolio Turnover Rate	4%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR5480

Vanguard Financials Index Fund

ETF Shares (VFH) NYSE Arca

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Financials Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Banks	26.9%
Capital Markets	23.6%
Consumer Finance	4.6%
Financial Services	25.1%
Insurance	16.2%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Other Assets and Liabilities—Net	2.9%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$13,735
Number of Portfolio Holdings	412
Portfolio Turnover Rate	3%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR957

Vanguard Financials Index Fund

Admiral™ Shares (VFAIX)

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Financials Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Banks	26.9%
Capital Markets	23.6%
Consumer Finance	4.6%
Financial Services	25.1%
Insurance	16.2%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Other Assets and Liabilities—Net	2.9%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$13,735
Number of Portfolio Holdings	412
Portfolio Turnover Rate	3%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR5486

Vanguard Health Care Index Fund

ETF Shares (VHT) NYSE Arca

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Health Care Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Biotechnology	19.5%
Health Care Equipment & Supplies	21.8%
Health Care Providers & Services	18.9%
Health Care Technology	0.9%
Life Sciences Tools & Services	9.1%
Pharmaceuticals	27.3%
Other Assets and Liabilities—Net	2.5%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$19,797
Number of Portfolio Holdings	423
Portfolio Turnover Rate	2%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR956

Vanguard Health Care Index Fund

Admiral™ Shares (VHCIX)

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Health Care Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Biotechnology	19.5%
Health Care Equipment & Supplies	21.8%
Health Care Providers & Services	18.9%
Health Care Technology	0.9%
Life Sciences Tools & Services	9.1%
Pharmaceuticals	27.3%
Other Assets and Liabilities—Net	2.5%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$19,797
Number of Portfolio Holdings	423
Portfolio Turnover Rate	2%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR5485

Vanguard Industrials Index Fund

ETF Shares (VIS) NYSE Arca

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Industrials Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Aerospace & Defense	20.0%
Air Freight & Logistics	3.4%
Building Products	6.8%
Commercial Services & Supplies	8.0%
Construction & Engineering	2.8%
Electrical Equipment	8.8%
Ground Transportation	9.6%
Industrial Conglomerates	4.1%
Machinery	19.7%
Marine Transportation	0.2%
Passenger Airlines	2.1%
Professional Services	9.3%
Trading Companies & Distributors	5.2%
Other Assets and Liabilities—Net	0.0%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$5,975
Number of Portfolio Holdings	389
Portfolio Turnover Rate	2%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR953

Vanguard Industrials Index Fund

Admiral™ Shares (VINAX)

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Industrials Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Aerospace & Defense	20.0%
Air Freight & Logistics	3.4%
Building Products	6.8%
Commercial Services & Supplies	8.0%
Construction & Engineering	2.8%
Electrical Equipment	8.8%
Ground Transportation	9.6%
Industrial Conglomerates	4.1%
Machinery	19.7%
Marine Transportation	0.2%
Passenger Airlines	2.1%
Professional Services	9.3%
Trading Companies & Distributors	5.2%
Other Assets and Liabilities—Net	0.0%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$5,975
Number of Portfolio Holdings	389
Portfolio Turnover Rate	2%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR5482

Vanguard Information Technology Index Fund

ETF Shares (VGT) NYSE Arca

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Information Technology Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Communications Equipment	3.7%
Electronic Equipment, Instruments & Components	4.9%
IT Services	5.9%
Semiconductors & Semiconductor Equipment	30.9%
Software	34.8%
Technology Hardware, Storage & Peripherals	19.6%
Other Assets and Liabilities—Net	0.2%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$97,323
Number of Portfolio Holdings	318
Portfolio Turnover Rate	3%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR958

Vanguard Information Technology Index Fund

Admiral™ Shares (VITAX)

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Information Technology Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Communications Equipment	3.7%
Electronic Equipment, Instruments & Components	4.9%
IT Services	5.9%
Semiconductors & Semiconductor Equipment	30.9%
Software	34.8%
Technology Hardware, Storage & Peripherals	19.6%
Other Assets and Liabilities—Net	0.2%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$97,323
Number of Portfolio Holdings	318
Portfolio Turnover Rate	3%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR5487

Vanguard Materials Index Fund

ETF Shares (VAW) NYSE Arca

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Materials Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Chemicals	57.0%
Construction Materials	10.8%
Containers & Packaging	13.0%
Metals & Mining	18.3%
Paper & Forest Products	0.8%
Other Assets and Liabilities—Net	0.1%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$3,963
Number of Portfolio Holdings	120
Portfolio Turnover Rate	2%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR952

Vanguard Materials Index Fund

Admiral™ Shares (VMIAX)

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Materials Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Chemicals	57.0%
Construction Materials	10.8%
Containers & Packaging	13.0%
Metals & Mining	18.3%
Paper & Forest Products	0.8%
Other Assets and Liabilities—Net	0.1%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$3,963
Number of Portfolio Holdings	120
Portfolio Turnover Rate	2%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR5481

Vanguard Utilities Index Fund

ETF Shares (VPU) NYSE Arca

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Utilities Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Electric Utilities	61.7%
Gas Utilities	4.7%
Independent Power and Renewable Electricity Producers	5.3%
Multi-Utilities	24.5%
Water Utilities	3.4%
Other Assets and Liabilities—Net	0.4%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$8,455
Number of Portfolio Holdings	73
Portfolio Turnover Rate	4%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR960

Vanguard Utilities Index Fund

Admiral™ Shares (VUIAX)

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Utilities Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Electric Utilities	61.7%
Gas Utilities	4.7%
Independent Power and Renewable Electricity Producers	5.3%
Multi-Utilities	24.5%
Water Utilities	3.4%
Other Assets and Liabilities—Net	0.4%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$8,455
Number of Portfolio Holdings	73
Portfolio Turnover Rate	4%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR5489

Vanguard Mega Cap Index Fund

ETF Shares (MGC) NYSE Arca

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Mega Cap Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Basic Materials	1.0%
Consumer Discretionary	14.9%
Consumer Staples	3.9%
Energy	2.9%
Financials	11.0%
Health Care	10.8%
Industrials	10.1%
Real Estate	1.0%
Technology	40.5%
Telecommunications	2.3%
Utilities	1.4%
Other Assets and Liabilities—Net	0.2%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$6,880
Number of Portfolio Holdings	200
Portfolio Turnover Rate	2%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR3137

Vanguard Mega Cap Index Fund

Institutional Shares (VMCTX)

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Mega Cap Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Basic Materials	1.0%
Consumer Discretionary	14.9%
Consumer Staples	3.9%
Energy	2.9%
Financials	11.0%
Health Care	10.8%
Industrials	10.1%
Real Estate	1.0%
Technology	40.5%
Telecommunications	2.3%
Utilities	1.4%
Other Assets and Liabilities—Net	0.2%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$6,880
Number of Portfolio Holdings	200
Portfolio Turnover Rate	2%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR828

Vanguard Mega Cap Value Index Fund

ETF Shares (MGV) NYSE Arca

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Mega Cap Value Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Basic Materials	1.9%
Consumer Discretionary	7.9%
Consumer Staples	8.9%
Energy	6.8%
Financials	24.0%
Health Care	17.7%
Industrials	14.5%
Real Estate	1.2%
Technology	9.3%
Telecommunications	4.2%
Utilities	3.4%
Other Assets and Liabilities—Net	0.2%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$9,042
Number of Portfolio Holdings	141
Portfolio Turnover Rate	5%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR3139

Vanguard Mega Cap Value Index Fund

Institutional Shares (VMVLX)

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Mega Cap Value Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Basic Materials	1.9%
Consumer Discretionary	7.9%
Consumer Staples	8.9%
Energy	6.8%
Financials	24.0%
Health Care	17.7%
Industrials	14.5%
Real Estate	1.2%
Technology	9.3%
Telecommunications	4.2%
Utilities	3.4%
Other Assets and Liabilities—Net	0.2%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$9,042
Number of Portfolio Holdings	141
Portfolio Turnover Rate	5%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR839

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended February 28, 2025
Vanguard U.S. Growth Fund

Contents
Financial Statements	1

U.S. Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.0%)
Communication Services (18.6%)
	Meta Platforms Inc. Class A	4,090,920	2,733,553
	Alphabet Inc. Class C	11,484,575	1,977,873
*	Netflix Inc.	1,830,869	1,795,277
*	Spotify Technology SA	1,088,775	661,986
*	Trade Desk Inc. Class A	5,751,878	404,472
	Alphabet Inc. Class A	1,776,826	302,558
	Walt Disney Co.	2,212,753	251,811
*	Roblox Corp. Class A	3,614,737	230,042
*	Pinterest Inc. Class A	4,528,118	167,450
*	Roku Inc.	1,348,606	112,622
			8,637,644
Consumer Discretionary (17.5%)
*	Amazon.com Inc.	17,804,065	3,779,447
*	Tesla Inc.	3,885,008	1,138,230
*	DoorDash Inc. Class A	2,783,655	552,388
*	DraftKings Inc. Class A	7,674,018	336,582
	TJX Cos. Inc.	2,385,255	297,584
*	Duolingo Inc.	924,455	288,495
*	MercadoLibre Inc.	101,445	215,253
	Hilton Worldwide Holdings Inc.	779,061	206,420
*	O'Reilly Automotive Inc.	148,213	203,591
	Starbucks Corp.	1,323,912	153,322
*	Chipotle Mexican Grill Inc.	2,815,407	151,948
*	SharkNinja Inc.	1,215,836	127,772
*	Airbnb Inc. Class A	873,173	121,258
*	Chewy Inc. Class A	3,245,752	120,937
*	Sweetgreen Inc. Class A	5,192,697	118,186
*	Wayfair Inc. Class A	2,464,124	97,456
*	Cava Group Inc.	889,856	84,563
	Industria de Diseno Textil SA	1,265,600	68,010
*	YETI Holdings Inc.	1,459,465	52,015
*,1	Rivian Automotive Inc. Class A	2,930,620	34,699
			8,148,156
Consumer Staples (1.6%)
	Costco Wholesale Corp.	357,592	374,974
	Walmart Inc.	3,171,613	312,753
*	Oddity Tech Ltd. Class A	1,213,964	57,809
			745,536
Financials (8.4%)
	Mastercard Inc. Class A	1,931,646	1,113,227
	Visa Inc. Class A	1,427,957	517,934
	KKR & Co. Inc.	2,842,539	385,420
	Ares Management Corp. Class A	1,622,670	277,379
	S&P Global Inc.	504,928	269,500
	Tradeweb Markets Inc. Class A	1,947,120	263,582
*	Affirm Holdings Inc.	3,269,859	209,761
	American Express Co.	671,220	202,010
	Morgan Stanley	1,458,535	194,146
	Nasdaq Inc.	1,866,869	154,539
*	Block Inc. (XNYS)	1,730,259	112,986
*	Corpay Inc.	190,450	69,905
*,1	Lemonade Inc.	1,787,159	64,963
	MSCI Inc.	101,415	59,887
			3,895,239
Health Care (8.6%)
	Eli Lilly & Co.	1,536,051	1,414,135
*	Vertex Pharmaceuticals Inc.	843,660	404,780
	Stryker Corp.	578,190	223,291
1

U.S. Growth Fund
		Shares	Market Value• ($000)
*	Intuitive Surgical Inc.	366,603	210,118
*	Boston Scientific Corp.	1,965,302	203,979
	Novo Nordisk A/S ADR	2,114,797	191,706
*	Alnylam Pharmaceuticals Inc.	595,977	147,057
*	Doximity Inc. Class A	1,996,316	140,740
*	Insulet Corp.	505,241	137,562
*,1	Tempus AI Inc.	2,373,081	133,320
*	Guardant Health Inc.	2,730,413	116,179
*	Inspire Medical Systems Inc.	604,509	112,191
*	Penumbra Inc.	373,022	106,475
*	Moderna Inc.	2,694,152	83,411
	UCB SA	428,741	81,015
	UnitedHealth Group Inc.	158,885	75,464
*	DexCom Inc.	832,813	73,596
	Ensign Group Inc.	513,134	66,271
*	Denali Therapeutics Inc.	3,027,770	50,140
*,1	Recursion Pharmaceuticals Inc. Class A	3,258,587	24,472
*,1	Sana Biotechnology Inc.	2,452,970	6,402
*,2	ABIOMED Inc. CVR	718,252	733
			4,003,037
Industrials (3.9%)
	General Electric Co.	2,236,216	462,852
*	Copart Inc.	4,655,355	255,113
*	Boeing Co.	1,384,314	241,743
	TransUnion	2,379,103	219,901
*	Uber Technologies Inc.	2,777,172	211,093
	Watsco Inc.	403,896	203,697
	Waste Connections Inc. (XTSE)	582,570	110,548
	Vertiv Holdings Co. Class A	1,064,726	101,330
			1,806,277
Information Technology (37.3%)
	NVIDIA Corp.	32,209,913	4,023,662
	Apple Inc.	13,883,427	3,357,568
	Microsoft Corp.	8,301,428	3,295,584
	Broadcom Inc.	7,292,519	1,454,347
*	Shopify Inc. Class A (XTSE)	7,363,718	824,736
*	Cloudflare Inc. Class A	4,104,067	596,321
*	ServiceNow Inc.	560,567	521,193
*	Snowflake Inc. Class A	1,688,183	298,977
*	Crowdstrike Holdings Inc. Class A	764,504	297,897
*	Datadog Inc. Class A	2,352,099	274,137
*	HubSpot Inc.	352,528	255,227
*	Cadence Design Systems Inc.	1,002,683	251,172
*	Workday Inc. Class A	894,419	235,536
	Salesforce Inc.	720,203	214,513
	Monolithic Power Systems Inc.	335,372	204,916
*	Arista Networks Inc.	1,984,192	184,629
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,004,629	181,366
	ASML Holding NV GDR (Registered)	232,368	164,768
*	Aurora Innovation Inc.	20,833,701	151,461
*	Gartner Inc.	298,539	148,768
*	Samsara Inc. Class A	2,516,780	120,000
	Marvell Technology Inc.	1,156,537	106,193
*	Globant SA	473,337	71,251
*	Sprout Social Inc. Class A	1,308,021	34,689
*,1	ARM Holdings plc ADR	238,927	31,464
			17,300,375
Materials (0.0%)
*,1	Ginkgo Bioworks Holdings Inc.	465,798	3,838
Real Estate (1.9%)
	Welltower Inc.	2,661,670	408,593
	Equinix Inc.	250,305	226,431
*	CoStar Group Inc.	2,106,054	160,586
	Lineage Inc.	1,487,431	89,618
			885,228
2

U.S. Growth Fund
		Shares	Market Value• ($000)
Utilities (0.2%)
	Constellation Energy Corp.	419,278	105,048
Total Common Stocks (Cost $21,003,069)			45,530,378
Temporary Cash Investments (2.3%)
Money Market Fund (1.2%)
[3,4]	Vanguard Market Liquidity Fund, 4.351%	5,721,696	572,170
		Face Amount ($000)
Repurchase Agreements (1.1%)
	Bank of America Securities, LLC 4.370%, 3/3/25 (Dated 2/28/25, Repurchase Value $248,390,000, collateralized by Fannie Mae 2.000%–6.000%, 9/1/29–11/1/54, Freddie Mac 2.000%–6.000%, 6/1/43–9/1/54, and Ginnie Mae 5.000%–7.500%, 5/20/28–8/20/64, with a value of $253,266,000)	248,300	248,300
	Societe Generale 4.350%, 3/3/25 (Dated 2/28/25, Repurchase Value $248,290,000, collateralized by U.S. Treasury Note/Bond 4.125%, 2/28/27, with a value of $253,164,000)	248,200	248,200
			496,500
Total Temporary Cash Investments (Cost $1,068,537)			1,068,670
Total Investments (100.3%) (Cost $22,071,606)			46,599,048
Other Assets and Liabilities—Net (-0.3%)			(161,582)
Net Assets (100%)			46,437,466
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $136,430,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $139,580,000 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2025	779	232,269	(5,540)
E-mini S&P Mid-Cap 400 Index	March 2025	222	68,813	(4,823)
				(10,363)

See accompanying Notes, which are an integral part of the Financial Statements.
3

U.S. Growth Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $21,499,569)	46,026,878
Affiliated Issuers (Cost $572,037)	572,170
Total Investments in Securities	46,599,048
Investment in Vanguard	1,292
Cash Collateral Pledged—Futures Contracts	16,816
Foreign Currency, at Value (Cost $250)	49
Receivables for Investment Securities Sold	45,717
Receivables for Accrued Income	19,349
Receivables for Capital Shares Issued	10,748
Variation Margin Receivable—Futures Contracts	4,373
Total Assets	46,697,392
Liabilities
Due to Custodian	22,320
Payables for Investment Securities Purchased	41,949
Collateral for Securities on Loan	139,580
Payables to Investment Advisor	11,849
Payables for Capital Shares Redeemed	41,544
Payables to Vanguard	2,684
Total Liabilities	259,926
Net Assets	46,437,466
1 Includes $136,430,000 of securities on loan.
At February 28, 2025, net assets consisted of:

Paid-in Capital	20,359,024
Total Distributable Earnings (Loss)	26,078,442
Net Assets	46,437,466

Investor Shares—Net Assets
Applicable to 140,540,832 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,986,878
Net Asset Value Per Share—Investor Shares	$71.06

Admiral™ Shares—Net Assets
Applicable to 197,986,521 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	36,450,588
Net Asset Value Per Share—Admiral Shares	$184.11

See accompanying Notes, which are an integral part of the Financial Statements.
4

U.S. Growth Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Dividends[1]	81,122
Interest[2]	19,888
Securities Lending—Net	23,989
Total Income	124,999
Expenses
Investment Advisory Fees—Note B
Basic Fee	35,282
Performance Adjustment	(12,324)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	11,195
Management and Administrative—Admiral Shares	22,898
Marketing and Distribution—Investor Shares	219
Marketing and Distribution—Admiral Shares	758
Custodian Fees	113
Shareholders’ Reports and Proxy Fees—Investor Shares	310
Shareholders’ Reports and Proxy Fees—Admiral Shares	269
Trustees’ Fees and Expenses	13
Other Expenses	105
Total Expenses	58,838
Expenses Paid Indirectly	(318)
Net Expenses	58,520
Net Investment Income	66,479
Realized Net Gain (Loss)
Investment Securities Sold[2]	1,952,521
Futures Contracts	57,475
Foreign Currencies	(231)
Realized Net Gain (Loss)	2,009,765
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	2,007,555
Futures Contracts	(31,000)
Foreign Currencies	(127)
Change in Unrealized Appreciation (Depreciation)	1,976,428
Net Increase (Decrease) in Net Assets Resulting from Operations	4,052,672
1	Dividends are net of foreign withholding taxes of ($788,000).
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $14,904,000, $22,000, and $18,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
5

U.S. Growth Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	66,479	119,545
Realized Net Gain (Loss)	2,009,765	2,813,900
Change in Unrealized Appreciation (Depreciation)	1,976,428	8,255,493
Net Increase (Decrease) in Net Assets Resulting from Operations	4,052,672	11,188,938
Distributions
Investor Shares	(455,835)	(26,044)
Admiral Shares	(1,693,510)	(112,192)
Total Distributions	(2,149,345)	(138,236)
Capital Share Transactions
Investor Shares	(347,805)	(1,334,926)
Admiral Shares	(344,372)	(2,382,382)
Net Increase (Decrease) from Capital Share Transactions	(692,177)	(3,717,308)
Total Increase (Decrease)	1,211,150	7,333,394
Net Assets
Beginning of Period	45,226,316	37,892,922
End of Period	46,437,466	45,226,316

See accompanying Notes, which are an integral part of the Financial Statements.
6

U.S. Growth Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$68.21	$52.21	$43.59	$76.41	$62.28	$41.02
Investment Operations
Net Investment Income (Loss)[1]	.073	.126	.169	.074	(.013)	.113
Net Realized and Unrealized Gain (Loss) on Investments	6.061	16.033	8.595	(24.184)	16.700	22.856
Total from Investment Operations	6.134	16.159	8.764	(24.110)	16.687	22.969
Distributions
Dividends from Net Investment Income	(.141)	(.159)	(.144)	(.001)	(.019)	(.119)
Distributions from Realized Capital Gains	(3.143)	—	—	(8.709)	(2.538)	(1.590)
Total Distributions	(3.284)	(.159)	(.144)	(8.710)	(2.557)	(1.709)
Net Asset Value, End of Period	$71.06	$68.21	$52.21	$43.59	$76.41	$62.28
Total Return[2]	8.93%	31.01%	20.19%	-35.32%	27.52%	58.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,987	$9,898	$8,710	$7,935	$13,405	$12,410
Ratio of Total Expenses to Average Net Assets[3]	0.33%[4]	0.32%[5]	0.30%[4]	0.33%[4]	0.38%	0.38%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.21%	0.21%	0.38%	0.13%	(0.02%)	0.25%
Portfolio Turnover Rate	15%	37%	37%	23%	41%	38%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.05%), (0.06%), (0.06%), (0.02%), 0.03%, and 0.02%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.33%, 0.30%, and 0.33%, respectively.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.32%.

See accompanying Notes, which are an integral part of the Financial Statements.
7

U.S. Growth Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$176.81	$135.31	$112.99	$198.03	$161.42	$106.30
Investment Operations
Net Investment Income[1]	.283	.482	.552	.338	.138	.410
Net Realized and Unrealized Gain (Loss) on Investments	15.719	41.557	22.260	(62.667)	43.277	59.231
Total from Investment Operations	16.002	42.039	22.812	(62.329)	43.415	59.641
Distributions
Dividends from Net Investment Income	(.552)	(.539)	(.492)	(.135)	(.224)	(.401)
Distributions from Realized Capital Gains	(8.150)	—	—	(22.576)	(6.581)	(4.120)
Total Distributions	(8.702)	(.539)	(.492)	(22.711)	(6.805)	(4.521)
Net Asset Value, End of Period	$184.11	$176.81	$135.31	$112.99	$198.03	$161.42
Total Return[2]	8.99%	31.15%	20.30%	-35.26%	27.64%	58.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$36,451	$35,328	$29,183	$26,547	$41,539	$27,860
Ratio of Total Expenses to Average Net Assets[3]	0.23%[4]	0.22%[5]	0.20%[4]	0.23%[4]	0.28%	0.28%
Ratio of Net Investment Income to Average Net Assets	0.31%	0.31%	0.48%	0.23%	0.08%	0.35%
Portfolio Turnover Rate	15%	37%	37%	23%	41%	38%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.05%), (0.06%), (0.06%), (0.02%), 0.03%, and 0.02%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.23%, 0.20%, and 0.23%, respectively.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.22%.

See accompanying Notes, which are an integral part of the Financial Statements.
8

U.S. Growth Fund
Notes to Financial Statements
Vanguard U.S. Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell
9

U.S. Growth Fund
or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms Wellington Management Company llp, Jennison Associates LLC, and Baillie Gifford Overseas Ltd. each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Wellington Management Company llp and Jennison Associates LLC are subject to quarterly adjustments based on performance relative to the Russell 1000 Growth Index for the preceding three years. The basic fee of Baillie Gifford Overseas Ltd. is subject to quarterly adjustments based on performance relative to the S&P 500 Index for periods prior to August 1, 2024, and to the new benchmark Russell 3000 Growth Index, beginning August 1, 2024, for the preceding three years. The benchmark change will be fully phased in by August 2027.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended February 28, 2025, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.15% of the fund’s average net assets, before a net decrease of $12,324,000 (0.05%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $1,292,000, representing less than 0.01% of the fund’s net assets and 0.52% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
10

U.S. Growth Fund
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended February 28, 2025, these arrangements reduced the fund’s expenses by $318,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	45,380,620	149,025	733	45,530,378
Temporary Cash Investments	572,170	496,500	—	1,068,670
Total	45,952,790	645,525	733	46,599,048
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(10,363)	—	—	(10,363)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	As of February 28, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	22,142,428
Gross Unrealized Appreciation	25,597,626
Gross Unrealized Depreciation	(1,151,369)
Net Unrealized Appreciation (Depreciation)	24,446,257
G.	During the six months ended February 28, 2025, the fund purchased $6,967,760,000 of investment securities and sold $9,992,166,000 of investment securities, other than temporary cash investments.
H.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	382,204	5,232	1,006,192	17,569
Issued in Lieu of Cash Distributions	438,407	6,088	25,099	445
Redeemed	(1,168,416)	(15,891)	(2,366,217)	(39,739)
Net Increase (Decrease)—Investor Shares	(347,805)	(4,571)	(1,334,926)	(21,725)
Admiral Shares
Issued	1,193,741	6,314	2,738,163	17,733
Issued in Lieu of Cash Distributions	1,583,802	8,491	104,508	716
Redeemed	(3,121,915)	(16,632)	(5,225,053)	(34,311)
Net Increase (Decrease)—Admiral Shares	(344,372)	(1,827)	(2,382,382)	(15,862)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
11

U.S. Growth Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q232 042025
12

Financial Statements
For the six-months ended February 28, 2025
Vanguard International Growth Fund

Contents
Financial Statements	1

International Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.8%)
Australia (1.1%)
	WiseTech Global Ltd.	8,981,963	506,167
Austria (0.6%)
	Erste Group Bank AG	3,827,980	257,126
Belgium (2.1%)
*	Argenx SE	1,105,643	691,009
	UCB SA	943,508	178,285
	Umicore SA	9,568,320	86,634
			955,928
Brazil (1.8%)
*	NU Holdings Ltd. Class A	69,087,281	742,689
	Raia Drogasil SA	22,310,489	65,859
			808,548
Canada (2.7%)
*	Shopify Inc. Class A (XTSE)	7,348,265	823,006
	Toronto-Dominion Bank	3,985,502	238,675
	Canadian National Railway Co.	1,253,467	127,084
			1,188,765
China (10.6%)
	BYD Co. Ltd. Class H	26,945,000	1,291,224
*,1	Meituan Class B	46,499,068	970,856
*	PDD Holdings Inc. ADR	7,831,665	890,382
	Tencent Holdings Ltd.	12,731,800	783,598
*,1	Wuxi Biologics Cayman Inc.	66,043,000	191,441
	Full Truck Alliance Co. Ltd. ADR	12,227,700	143,553
	Shenzhen Inovance Technology Co. Ltd. Class A	12,775,614	127,243
	Contemporary Amperex Technology Co. Ltd. Class A	3,428,659	125,078
	Tencent Music Entertainment Group ADR	8,587,275	104,679
[1]	Ganfeng Lithium Group Co. Ltd. Class H	26,358,400	74,296
			4,702,350
Denmark (5.3%)
	Novo Nordisk A/S Class B	7,446,769	675,546
	DSV A/S	3,319,291	667,149
*	Vestas Wind Systems A/S	29,753,621	419,041
	Ambu A/S Class B	14,169,050	260,586
*	Genmab A/S	1,040,499	234,497
*	Zealand Pharma A/S	1,275,194	118,315
			2,375,134
France (4.7%)
	Hermes International SCA	231,028	659,453
	L'Oreal SA (XPAR)	1,265,593	465,315
	Schneider Electric SE	1,526,858	375,125
	Legrand SA	1,746,141	192,514
	Sanofi SA	1,560,009	170,442
	EssilorLuxottica SA	551,371	165,096
*	SOITEC	977,460	59,217
			2,087,162
Germany (4.0%)
	SAP SE	2,272,758	630,693
	Bayerische Motoren Werke AG (XETR)	3,141,893	273,143
*,1	Delivery Hero SE	9,124,371	260,851
	Siemens AG (Registered)	991,946	227,580
	Infineon Technologies AG	6,102,464	226,359
	Beiersdorf AG	1,193,350	163,779
*,2,3	Jumia Technologies AG ADR	6,724,836	16,476
			1,798,881
1

International Growth Fund
		Shares	Market Value• ($000)
Hong Kong (1.0%)
	AIA Group Ltd.	58,544,800	449,529
India (2.2%)
	HDFC Bank Ltd.	29,222,736	581,657
	Reliance Industries Ltd.	14,545,977	200,414
*	MakeMyTrip Ltd.	1,747,387	168,203
*,4,5	ANI Technologies Private Ltd. PP (Acquired 12/1/15, Cost $5,969)	166,185	8,725
			958,999
Indonesia (0.3%)
	Bank Central Asia Tbk PT	300,623,400	153,196
Israel (1.0%)
*	Wix.com Ltd.	2,182,962	438,099
Italy (3.1%)
	Ferrari NV	1,716,480	807,181
	FinecoBank Banca Fineco SpA	10,924,663	204,545
	Brunello Cucinelli SpA	1,398,605	182,077
	Prysmian SpA	2,872,017	170,863
			1,364,666
Japan (6.7%)
	Advantest Corp.	9,762,000	547,032
	Mitsubishi UFJ Financial Group Inc.	33,287,400	424,369
	Sony Group Corp.	12,399,500	310,189
	KDDI Corp.	5,831,500	190,175
	Disco Corp.	719,200	182,537
	MS&AD Insurance Group Holdings Inc.	7,597,300	159,777
	ITOCHU Corp.	3,585,600	158,456
	Bridgestone Corp.	3,509,000	136,772
	Recruit Holdings Co. Ltd.	2,280,000	135,912
	SBI Holdings Inc.	4,470,400	130,329
	FUJIFILM Holdings Corp.	6,227,100	126,735
	Terumo Corp.	5,616,100	100,280
	Keyence Corp.	245,300	97,845
	SMC Corp.	246,400	89,226
[3]	Kokusai Electric Corp.	2,974,700	62,071
	Daikin Industries Ltd.	565,000	59,153
	Shimano Inc.	419,500	56,924
			2,967,782
Netherlands (7.7%)
*,1	Adyen NV	858,917	1,567,870
	ASML Holding NV	1,606,913	1,142,950
	EXOR NV	5,200,481	506,671
	Heineken NV	2,290,842	193,511
			3,411,002
Norway (0.5%)
	DNB Bank ASA	6,968,900	160,799
*,1	AutoStore Holdings Ltd.	85,404,717	79,960
			240,759
Singapore (2.3%)
*	Sea Ltd. ADR	8,021,321	1,020,873
South Korea (2.0%)
*	Coupang Inc.	36,328,346	860,982
	Samsung SDI Co. Ltd. (XKRX)	341,938	52,784
			913,766
Spain (1.0%)
	Banco Bilbao Vizcaya Argentaria SA	21,540,633	285,544
	Iberdrola SA (XMAD)	10,785,673	155,740
			441,284
Sweden (7.2%)
*	Spotify Technology SA	3,454,213	2,100,196
	Atlas Copco AB Class A	50,628,552	864,474
	Kinnevik AB Class B	15,093,719	122,436
	Svenska Handelsbanken AB Class A	7,822,847	98,266
			3,185,372
2

International Growth Fund
		Shares	Market Value• ($000)
Switzerland (3.5%)
*	Galderma Group AG	3,020,690	368,419
	Cie Financiere Richemont SA Class A (Registered)	1,510,087	309,436
[1]	VAT Group AG	638,714	241,744
	Alcon AG	1,745,217	162,828
	Temenos AG (Registered)	1,968,080	162,089
	Chocoladefabriken Lindt & Spruengli AG	12,380	156,672
	Lonza Group AG (Registered)	236,706	150,296
			1,551,484
Taiwan (5.6%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	81,049,000	2,472,075
United Kingdom (6.9%)
*	Wise plc Class A	42,791,415	536,475
	AstraZeneca plc	1,513,215	228,947
	Unilever plc (XLON)	3,890,536	220,441
	RELX plc	4,202,734	203,111
*,2,4,5	Brandtech Group Class A1 PP (Acquired 9/23/15, Cost $44,800)	33,633,606	196,420
	GSK plc	9,717,956	179,315
	Haleon plc	34,449,465	173,481
	Reckitt Benckiser Group plc	2,597,689	171,934
	Diageo plc	6,106,747	167,199
	Rio Tinto plc	2,387,929	144,286
	Lloyds Banking Group plc	154,164,223	143,091
	National Grid plc	11,391,283	139,921
	Bunzl plc	3,033,959	129,083
*	Ocado Group plc	35,044,929	115,482
	Whitbread plc	2,601,803	87,878
*,3	ARM Holdings plc ADR	662,484	87,243
	Burberry Group plc	4,913,977	67,596
	Shell plc	1,875,532	62,944
			3,054,847
United States (13.9%)
*	MercadoLibre Inc.	970,479	2,059,230
	NVIDIA Corp.	5,711,783	713,516
	Microsoft Corp.	1,703,291	676,190
*	Elastic NV	5,169,566	601,531
	Roche Holding AG	1,222,709	407,199
	Shell plc (XETR)	11,500,265	385,825
*	Atlassian Corp. Ltd. Class A	781,430	222,129
*	Moderna Inc.	6,400,778	198,168
*	Liberty Media Corp.-Liberty Formula One Class C	1,702,897	164,210
	Booking Holdings Inc.	29,314	147,039
*	Lululemon Athletica Inc.	359,408	131,403
*	Block Inc. (XNYS)	1,665,219	108,739
*	Illumina Inc.	1,134,919	100,713
*	Tesla Inc.	337,134	98,774
*,3	Mobileye Global Inc. Class A	5,227,537	82,386
	Ferguson Enterprises Inc.	381,816	67,772
			6,164,824
Total Common Stocks (Cost $30,139,924)			43,468,618
Preferred Stock (0.7%)
	Sartorius AG Preference Shares (Cost $643,625)	1,137,651	285,087
3

International Growth Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (1.8%)
Money Market Fund (1.8%)
[6,7]	Vanguard Market Liquidity Fund, 4.351% (Cost $814,690)	8,147,524	814,753
Total Investments (100.3%) (Cost $31,598,239)			44,568,458
Other Assets and Liabilities—Net (-0.3%)			(131,723)
Net Assets (100%)			44,436,735
Cost is in $000.
• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, the aggregate value was $3,387,018,000, representing 7.6% of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $172,127,000.
4 Restricted securities totaling $205,145,000, representing 0.5% of net assets.
5 Security value determined using significant unobservable inputs.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7 Collateral of $184,171,000 was received for securities on loan.
ADR—American Depositary Receipt.
PP—Private Placement.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	March 2025	2,800	340,144	7,982
MSCI Emerging Markets Index	March 2025	2,602	142,655	(244)
				7,738

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Bank of Montreal	3/19/25	USD	9,424	EUR	8,910	172	—
EUR—euro.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.
4

International Growth Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $30,641,239)	43,540,809
Affiliated Issuers (Cost $957,000)	1,027,649
Total Investments in Securities	44,568,458
Investment in Vanguard	1,161
Cash	7,802
Cash Collateral Pledged—Futures Contracts	14,219
Foreign Currency, at Value (Cost $25,849)	22,770
Receivables for Investment Securities Sold	540
Receivables for Accrued Income	86,383
Receivables for Capital Shares Issued	19,343
Unrealized Appreciation—Forward Currency Contracts	172
Other Assets	421
Total Assets	44,721,269
Liabilities
Payables for Investment Securities Purchased	42,907
Collateral for Securities on Loan	184,171
Payables to Investment Advisor	12,787
Payables for Capital Shares Redeemed	27,422
Payables to Vanguard	3,323
Variation Margin Payable—Futures Contracts	1,414
Deferred Foreign Capital Gains Taxes	12,510
Total Liabilities	284,534
Net Assets	44,436,735
1 Includes $172,127,000 of securities on loan.
At February 28, 2025, net assets consisted of:

Paid-in Capital	30,048,468
Total Distributable Earnings (Loss)	14,388,267
Net Assets	44,436,735

Investor Shares—Net Assets
Applicable to 194,166,566 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,652,999
Net Asset Value Per Share—Investor Shares	$34.26

Admiral™ Shares—Net Assets
Applicable to 346,805,082 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	37,783,736
Net Asset Value Per Share—Admiral Shares	$108.95

See accompanying Notes, which are an integral part of the Financial Statements.
5

International Growth Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	119,765
Interest—Unaffiliated Issuers	645
Interest—Affiliated Issuers	16,769
Securities Lending—Net	332
Total Income	137,511
Expenses
Investment Advisory Fees—Note B
Basic Fee	31,615
Performance Adjustment	(6,398)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	7,872
Management and Administrative—Admiral Shares	24,110
Marketing and Distribution—Investor Shares	144
Marketing and Distribution—Admiral Shares	925
Custodian Fees	1,725
Shareholders’ Reports and Proxy Fees—Investor Shares	255
Shareholders’ Reports and Proxy Fees—Admiral Shares	456
Trustees’ Fees and Expenses	12
Other Expenses	33
Total Expenses	60,749
Net Investment Income	76,762
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers[2]	1,536,248
Investment Securities Sold—Affiliated Issuers	109,914
Futures Contracts	(14,952)
Forward Currency Contracts	350
Foreign Currencies	(4,663)
Realized Net Gain (Loss)	1,626,897
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[3]	260,018
Investment Securities—Affiliated Issuers	188,624
Futures Contracts	(5,719)
Forward Currency Contracts	334
Foreign Currencies	(5,373)
Change in Unrealized Appreciation (Depreciation)	437,884
Net Increase (Decrease) in Net Assets Resulting from Operations	2,141,543
1	Dividends include foreign tax reclaims of $1,176,000 and are net of foreign withholding taxes of $12,256,000.
2	Realized gain (loss) is net of foreign capital gain taxes of $5,421,000.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($10,047,000).

See accompanying Notes, which are an integral part of the Financial Statements.
6

International Growth Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	76,762	397,279
Realized Net Gain (Loss)	1,626,897	3,632,965
Change in Unrealized Appreciation (Depreciation)	437,884	2,663,159
Net Increase (Decrease) in Net Assets Resulting from Operations	2,141,543	6,693,403
Distributions
Investor Shares	(576,699)	(124,245)
Admiral Shares	(3,269,565)	(698,073)
Total Distributions	(3,846,264)	(822,318)
Capital Share Transactions
Investor Shares	62,229	(428,932)
Admiral Shares	901,743	(3,798,153)
Net Increase (Decrease) from Capital Share Transactions	963,972	(4,227,085)
Total Increase (Decrease)	(740,749)	1,644,000
Net Assets
Beginning of Period	45,177,484	43,533,484
End of Period	44,436,735	45,177,484

See accompanying Notes, which are an integral part of the Financial Statements.
7

International Growth Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$35.79	$31.27	$30.33	$54.50	$42.94	$28.30
Investment Operations
Net Investment Income[1]	.043	.269	.313	.362	.374	.238
Net Realized and Unrealized Gain (Loss) on Investments	1.519	4.836	2.588	(18.463)	12.336	14.791
Total from Investment Operations	1.562	5.105	2.901	(18.101)	12.710	15.029
Distributions
Dividends from Net Investment Income	(.264)	(.323)	(.390)	(.407)	(.106)	(.389)
Distributions from Realized Capital Gains	(2.828)	(.262)	(1.571)	(5.662)	(1.044)	—
Total Distributions	(3.092)	(.585)	(1.961)	(6.069)	(1.150)	(.389)
Net Asset Value, End of Period	$34.26	$35.79	$31.27	$30.33	$54.50	$42.94
Total Return[2]	4.92%	16.57%	9.82%	-36.53%	29.89%	53.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,653	$6,838	$6,340	$6,243	$11,247	$9,658
Ratio of Total Expenses to Average Net Assets[3]	0.37%	0.37%[4]	0.42%	0.45%[5]	0.43%	0.44%
Ratio of Net Investment Income to Average Net Assets	0.25%	0.83%	1.02%	0.91%	0.75%	0.74%
Portfolio Turnover Rate	11%	20%	14%	15%	25%	20%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.03%), (0.03%), 0.01%, 0.04%, 0.03%, and 0.04%.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.37%.
5	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.45%.

See accompanying Notes, which are an integral part of the Financial Statements.
8

International Growth Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$113.87	$99.47	$96.50	$173.47	$136.68	$90.05
Investment Operations
Net Investment Income[1]	.201	.967	1.101	1.290	1.367	.863
Net Realized and Unrealized Gain (Loss) on Investments	4.847	15.390	8.228	(58.729)	39.246	47.105
Total from Investment Operations	5.048	16.357	9.329	(57.439)	40.613	47.968
Distributions
Dividends from Net Investment Income	(.969)	(1.125)	(1.358)	(1.502)	(.497)	(1.338)
Distributions from Realized Capital Gains	(8.999)	(.832)	(5.001)	(18.029)	(3.326)	—
Total Distributions	(9.968)	(1.957)	(6.359)	(19.531)	(3.823)	(1.338)
Net Asset Value, End of Period	$108.95	$113.87	$99.47	$96.50	$173.47	$136.68
Total Return[2]	5.00%	16.70%	9.92%	-36.46%	30.01%	53.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$37,784	$38,339	$37,193	$36,435	$62,342	$46,906
Ratio of Total Expenses to Average Net Assets[3]	0.26%	0.26%[4]	0.31%	0.34%[5]	0.32%	0.33%
Ratio of Net Investment Income to Average Net Assets	0.36%	0.94%	1.13%	1.02%	0.86%	0.83%
Portfolio Turnover Rate	11%	20%	14%	15%	25%	20%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.03%), (0.03%), 0.01%, 0.04%, 0.03%, and 0.04%.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.26%.
5	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.34%.

See accompanying Notes, which are an integral part of the Financial Statements.
9

International Growth Fund
Notes to Financial Statements
Vanguard International Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.  Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended February 28, 2025, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
10

International Growth Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc. each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc. are subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex USA for the preceding three years.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended February 28, 2025, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.14% of the fund’s average net assets, before a net decrease of $6,398,000 (0.03%) based on performance.
11

International Growth Fund
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $1,161,000, representing less than 0.01% of the fund’s net assets and 0.46% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	7,369,113	793,024	—	8,162,137
Common Stocks—Other	5,830,686	29,270,650	205,145	35,306,481
Preferred Stock	—	285,087	—	285,087
Temporary Cash Investments	814,753	—	—	814,753
Total	14,014,552	30,348,761	205,145	44,568,458
Derivative Financial Instruments
Assets
Futures Contracts[1]	7,982	—	—	7,982
Forward Currency Contracts	—	172	—	172
Total	7,982	172	—	8,154
Liabilities
Futures Contracts[1]	(244)	—	—	(244)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At February 28, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	7,982	—	7,982
Unrealized Appreciation—Forward Currency Contracts	—	172	172
Total Assets	7,982	172	8,154

Unrealized Depreciation—Futures Contracts[1]	(244)	—	(244)
Total Liabilities	(244)	—	(244)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended February 28, 2025, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(14,952)	—	(14,952)
Forward Currency Contracts	—	350	350
Realized Net Gain (Loss) on Derivatives	(14,952)	350	(14,602)
12

International Growth Fund
Change in Unrealized Appreciation (Depreciation) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(5,719)	—	(5,719)
Forward Currency Contracts	—	334	334
Change in Unrealized Appreciation (Depreciation) on Derivatives	(5,719)	334	(5,385)
F.	As of February 28, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	31,748,094
Gross Unrealized Appreciation	17,433,063
Gross Unrealized Depreciation	(4,604,789)
Net Unrealized Appreciation (Depreciation)	12,828,274
G.	During the six months ended February 28, 2025, the fund purchased $4,743,107,000 of investment securities and sold $7,474,937,000 of investment securities, other than temporary cash investments.
H.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	276,744	7,919	853,972	27,217
Issued in Lieu of Cash Distributions	550,763	17,110	118,556	3,742
Redeemed	(765,278)	(21,930)	(1,401,460)	(42,666)
Net Increase (Decrease)—Investor Shares	62,229	3,099	(428,932)	(11,707)
Admiral Shares
Issued	1,690,451	15,285	2,905,754	28,242
Issued in Lieu of Cash Distributions	2,913,566	28,472	619,747	6,153
Redeemed	(3,702,274)	(33,635)	(7,323,654)	(71,616)
Net Increase (Decrease)—Admiral Shares	901,743	10,122	(3,798,153)	(37,221)
I.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Aug. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Feb. 28, 2025 Market Value ($000)
Brandtech Group Class A	216,937	—	—	—	(20,517)	—	—	196,420
Elastic NV	431,110	—	45,887	(11,353)	227,661	—	—	NA1
Jumia Technologies AG ADR	33,221	—	—	—	(16,745)	—	—	16,476
Vanguard Market Liquidity Fund	813,223	NA2	NA2	6	17	16,769	—	814,753
Wix.com Ltd.	591,226	—	272,596	121,261	(1,792)	—	—	NA1
Total	2,085,717	—	318,483	109,914	188,624	16,769	—	1,027,649
1	Not applicable—at February 28, 2025, the security was still held, but the issuer was no longer an affiliated company of the fund.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
J.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
13

International Growth Fund
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
K.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
L.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q812 042025
14

Financial Statements
For the six-months ended February 28, 2025
Vanguard FTSE Social Index Fund

Contents
Financial Statements	1

FTSE Social Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (1.3%)
	Linde plc	252,300	117,837
	Air Products & Chemicals Inc.	116,531	36,841
	Newmont Corp. (XNYS)	598,290	25,631
	Fastenal Co.	300,455	22,753
	Nucor Corp.	124,435	17,106
	International Paper Co.	274,727	15,481
	International Flavors & Fragrances Inc.	134,210	10,980
	LyondellBasell Industries NV Class A	136,632	10,497
	Steel Dynamics Inc.	76,202	10,293
	Avery Dennison Corp.	42,049	7,904
	CF Industries Holdings Inc.	91,077	7,379
	Albemarle Corp.	61,541	4,741
	Westlake Corp.	17,625	1,979
			289,422
Consumer Discretionary (16.3%)
*	Amazon.com Inc.	4,929,025	1,046,333
*	Tesla Inc.	1,459,491	427,602
	Costco Wholesale Corp.	232,807	244,124
*	Netflix Inc.	224,688	220,320
	Home Depot Inc.	520,873	206,578
	McDonald's Corp.	378,370	116,663
	Walt Disney Co.	953,567	108,516
	Booking Holdings Inc.	17,384	87,198
*	Uber Technologies Inc.	1,067,306	81,126
	Lowe's Cos. Inc.	300,662	74,757
	TJX Cos. Inc.	595,007	74,233
	Starbucks Corp.	594,962	68,903
*	MercadoLibre Inc.	24,725	52,463
	NIKE Inc. Class B	620,725	49,304
*	Spotify Technology SA	77,155	46,911
*	O'Reilly Automotive Inc.	30,359	41,702
*	Chipotle Mexican Grill Inc.	717,233	38,709
	Marriott International Inc. Class A	120,427	33,774
	Hilton Worldwide Holdings Inc.	125,733	33,314
*	Airbnb Inc. Class A	229,478	31,868
*	AutoZone Inc.	8,858	30,941
	Royal Caribbean Cruises Ltd.	124,439	30,624
	Target Corp.	242,921	30,180
*	Copart Inc.	457,874	25,091
	Ross Stores Inc.	170,870	23,976
	Yum! Brands Inc.	147,896	23,126
*	Lululemon Athletica Inc.	61,710	22,562
	Ford Motor Co.	2,061,227	19,685
*	Take-Two Interactive Software Inc.	90,498	19,184
	Garmin Ltd.	81,277	18,607
	Electronic Arts Inc.	138,715	17,911
*	Roblox Corp. Class A	275,665	17,543
*	Trade Desk Inc. Class A	234,355	16,480
	eBay Inc.	251,261	16,267
	Tractor Supply Co.	283,085	15,669
	Lennar Corp. Class A	123,547	14,780
*	Warner Bros Discovery Inc.	1,274,079	14,601
*	Coupang Inc.	607,913	14,408
*	Expedia Group Inc.	65,169	12,901
*	Carnival Corp.	538,632	12,889
*	Live Nation Entertainment Inc.	82,878	11,881
*	Deckers Outdoor Corp.	79,612	11,095
	PulteGroup Inc.	107,038	11,055
*	NVR Inc.	1,508	10,926
1

FTSE Social Index Fund
		Shares	Market Value• ($000)
*	Liberty Media Corp.-Liberty Formula One Class C	109,989	10,606
	Best Buy Co. Inc.	113,133	10,172
	Genuine Parts Co.	72,997	9,116
*	Ulta Beauty Inc.	24,684	9,043
	Domino's Pizza Inc.	18,249	8,937
	Estee Lauder Cos. Inc. Class A	121,014	8,702
	Dollar General Corp.	115,319	8,554
	Omnicom Group Inc.	101,605	8,409
*	Burlington Stores Inc.	33,280	8,298
*	Aptiv plc	123,194	8,022
*	Dollar Tree Inc.	106,144	7,734
	Rollins Inc.	146,654	7,683
	Pool Corp.	19,564	6,789
*	CarMax Inc.	81,216	6,738
	Fox Corp. Class A	116,042	6,684
	LKQ Corp.	136,089	5,742
	News Corp. Class A	199,852	5,720
	Interpublic Group of Cos. Inc.	195,114	5,346
*	Rivian Automotive Inc. Class A	437,296	5,178
	Delta Air Lines Inc.	84,791	5,098
*	United Airlines Holdings Inc.	43,194	4,052
	Fox Corp. Class B	69,417	3,753
	Sirius XM Holdings Inc.	112,783	2,728
	Southwest Airlines Co.	78,851	2,449
	News Corp. Class B	59,528	1,922
*	Liberty Media Corp.-Liberty Formula One Class A	12,255	1,092
	Lennar Corp. Class B	5,709	661
			3,696,008
Consumer Staples (4.2%)
	Procter & Gamble Co.	1,239,087	215,403
	Coca-Cola Co.	2,038,556	145,166
	PepsiCo Inc.	721,949	110,798
	Mondelez International Inc. Class A	703,178	45,165
	McKesson Corp.	68,107	43,606
	CVS Health Corp.	662,328	43,528
	Colgate-Palmolive Co.	426,682	38,901
	Kimberly-Clark Corp.	176,539	25,070
	Corteva Inc.	367,175	23,125
	Kroger Co.	348,260	22,574
	Cencora Inc.	87,175	22,102
	Keurig Dr Pepper Inc.	614,750	20,606
*	Monster Beverage Corp.	375,742	20,534
	Sysco Corp.	257,994	19,489
	General Mills Inc.	293,125	17,769
	Kraft Heinz Co.	466,601	14,329
	Church & Dwight Co. Inc.	128,058	14,240
	Hershey Co.	76,449	13,204
	Archer-Daniels-Midland Co.	250,301	11,814
	Kellanova	137,592	11,406
	McCormick & Co. Inc.	132,225	10,923
	Clorox Co.	65,156	10,190
	Coca-Cola Europacific Partners plc	107,630	9,284
	Tyson Foods Inc. Class A	147,633	9,056
	Conagra Brands Inc.	250,148	6,389
	J M Smucker Co.	54,165	5,987
	Bunge Global SA	72,863	5,406
	Hormel Foods Corp.	152,058	4,353
	Campbell's Co.	100,665	4,033
	Walgreens Boots Alliance Inc.	375,432	4,010
	Lamb Weston Holdings Inc.	74,483	3,863
			952,323
Energy (0.0%)
*	First Solar Inc.	55,960	7,621
*	Enphase Energy Inc.	69,100	3,961
			11,582
Financials (10.7%)
	JPMorgan Chase & Co.	1,475,325	390,445
	Bank of America Corp.	3,496,677	161,197
	Goldman Sachs Group Inc.	161,142	100,277
2

FTSE Social Index Fund
		Shares	Market Value• ($000)
	S&P Global Inc.	164,332	87,711
	Progressive Corp.	306,950	86,560
	Morgan Stanley	609,568	81,140
	Citigroup Inc.	993,783	79,453
	Blackrock Inc.	77,522	75,799
	Charles Schwab Corp.	869,986	69,190
	Marsh & McLennan Cos. Inc.	258,886	61,573
	Blackstone Inc.	378,868	61,058
	Chubb Ltd.	212,445	60,649
	Intercontinental Exchange Inc.	298,339	51,681
	CME Group Inc.	188,745	47,898
	Arthur J Gallagher & Co.	129,052	43,586
	Aon plc Class A (XNYS)	103,071	42,168
	Moody's Corp.	82,967	41,810
	Apollo Global Management Inc.	273,910	40,887
	PNC Financial Services Group Inc.	208,474	40,010
	US Bancorp	818,619	38,393
	Bank of New York Mellon Corp.	387,923	34,506
	Truist Financial Corp.	700,741	32,479
	Aflac Inc.	292,900	32,064
	Travelers Cos. Inc.	119,945	31,005
	American International Group Inc.	341,022	28,284
	Allstate Corp.	137,885	27,460
	Ameriprise Financial Inc.	51,023	27,415
	MetLife Inc.	308,863	26,618
	Discover Financial Services	131,255	25,620
	MSCI Inc.	39,897	23,560
*	Coinbase Global Inc. Class A	106,349	22,931
	Prudential Financial Inc.	188,677	21,717
	Hartford Insurance Group Inc.	151,934	17,971
*	NU Holdings Ltd. Class A	1,670,304	17,956
	Willis Towers Watson plc	52,857	17,953
	Nasdaq Inc.	216,201	17,897
	Arch Capital Group Ltd.	189,348	17,592
	M&T Bank Corp.	87,223	16,722
	Ares Management Corp. Class A	97,115	16,601
	Fifth Third Bancorp	354,596	15,414
	State Street Corp.	153,679	15,250
	Raymond James Financial Inc.	96,522	14,929
	Brown & Brown Inc.	125,351	14,859
	Broadridge Financial Solutions Inc.	61,458	14,825
	LPL Financial Holdings Inc.	39,071	14,524
	First Citizens BancShares Inc. Class A	6,289	12,880
*	Markel Group Inc.	6,648	12,854
	Huntington Bancshares Inc.	757,787	12,481
	T Rowe Price Group Inc.	115,129	12,171
	Cincinnati Financial Corp.	80,354	11,877
	Cboe Global Markets Inc.	55,366	11,671
	Regions Financial Corp.	482,199	11,433
	Northern Trust Corp.	102,844	11,335
	Citizens Financial Group Inc.	234,549	10,735
	Principal Financial Group Inc.	119,102	10,605
	W R Berkley Corp.	154,224	9,728
	FactSet Research Systems Inc.	19,960	9,216
	Equitable Holdings Inc.	165,865	9,126
	Fidelity National Financial Inc.	136,187	8,788
	KeyCorp	485,757	8,413
	Loews Corp.	93,977	8,145
	Everest Group Ltd.	22,584	7,977
	Credicorp Ltd.	35,770	6,547
	Annaly Capital Management Inc.	294,168	6,460
	RenaissanceRe Holdings Ltd.	26,924	6,398
	Ally Financial Inc.	144,019	5,343
	Franklin Resources Inc.	149,436	3,026
	CNA Financial Corp.	11,515	564
			2,415,410
Health Care (11.4%)
	Eli Lilly & Co.	420,403	387,036
	UnitedHealth Group Inc.	482,933	229,374
3

FTSE Social Index Fund
		Shares	Market Value• ($000)
	AbbVie Inc.	930,361	194,473
	Abbott Laboratories	908,282	125,352
	Merck & Co. Inc.	1,331,558	122,836
*	Intuitive Surgical Inc.	185,511	106,326
	Thermo Fisher Scientific Inc.	200,533	106,074
	Amgen Inc.	281,607	86,752
*	Boston Scientific Corp.	771,256	80,049
	Pfizer Inc.	2,977,210	78,688
	Gilead Sciences Inc.	655,346	74,913
	Stryker Corp.	190,016	73,382
	Danaher Corp.	338,951	70,420
*	Vertex Pharmaceuticals Inc.	135,770	65,141
	Bristol-Myers Squibb Co.	1,065,086	63,500
	Medtronic plc	674,058	62,027
	Elevance Health Inc.	122,095	48,457
	Cigna Group	143,521	44,326
	Zoetis Inc.	240,141	40,161
	Regeneron Pharmaceuticals Inc.	54,872	38,341
	Becton Dickinson & Co.	151,790	34,233
	HCA Healthcare Inc.	97,190	29,769
*	Edwards Lifesciences Corp.	313,811	22,475
	GE HealthCare Technologies Inc.	238,667	20,848
	Agilent Technologies Inc.	150,744	19,283
*	IDEXX Laboratories Inc.	42,662	18,648
*	DexCom Inc.	204,798	18,098
*	IQVIA Holdings Inc.	94,610	17,862
	ResMed Inc.	76,318	17,822
*	Veeva Systems Inc. Class A	77,419	17,353
	Humana Inc.	63,283	17,113
*	Alnylam Pharmaceuticals Inc.	67,612	16,683
	Cardinal Health Inc.	127,838	16,553
*	Centene Corp.	264,910	15,407
*	Waters Corp.	30,934	11,673
	STERIS plc	51,730	11,342
	Labcorp Holdings Inc.	44,115	11,075
	Zimmer Biomet Holdings Inc.	103,978	10,847
*	Biogen Inc.	76,463	10,743
	Quest Diagnostics Inc.	58,256	10,073
*	Insulet Corp.	36,656	9,980
*	Cooper Cos. Inc.	102,439	9,258
	Baxter International Inc.	267,287	9,224
*	Molina Healthcare Inc.	29,752	8,959
	West Pharmaceutical Services Inc.	38,103	8,853
*	ICON plc	43,095	8,189
*	Hologic Inc.	120,020	7,608
*	Illumina Inc.	83,614	7,420
*	Align Technology Inc.	39,334	7,357
	Revvity Inc.	64,574	7,242
*	BioMarin Pharmaceutical Inc.	99,100	7,052
	Royalty Pharma plc Class A	205,384	6,909
*	Incyte Corp.	83,461	6,134
*	Avantor Inc.	355,978	5,945
	Viatris Inc.	622,913	5,750
	Universal Health Services Inc. Class B	30,053	5,267
*	Moderna Inc.	169,602	5,251
	Bio-Techne Corp.	81,494	5,032
*	Charles River Laboratories International Inc.	26,787	4,428
*	DaVita Inc.	24,772	3,663
	Teleflex Inc.	24,337	3,231
			2,588,280
Industrials (9.0%)
	Visa Inc. Class A	827,367	300,094
	Mastercard Inc. Class A	428,214	246,784
	Accenture plc Class A	329,493	114,828
	American Express Co.	294,646	88,677
	Caterpillar Inc.	256,757	88,312
	Union Pacific Corp.	320,344	79,026
*	Fiserv Inc.	297,356	70,084
	Automatic Data Processing Inc.	215,844	68,030
4

FTSE Social Index Fund
		Shares	Market Value• ($000)
	Deere & Co.	132,418	63,665
	United Parcel Service Inc. Class B (XNYS)	382,777	45,562
	Trane Technologies plc	118,867	42,043
	Illinois Tool Works Inc.	153,670	40,566
	Capital One Financial Corp.	198,765	39,862
	Cintas Corp.	181,524	37,666
*	PayPal Holdings Inc.	526,494	37,407
	CSX Corp.	1,011,942	32,392
	FedEx Corp.	118,853	31,246
	Johnson Controls International plc	350,384	30,014
	PACCAR Inc.	270,006	28,955
	Carrier Global Corp.	440,422	28,539
	Paychex Inc.	168,811	25,604
*	Fair Isaac Corp.	12,452	23,489
	Verisk Analytics Inc.	73,959	21,959
	Otis Worldwide Corp.	209,507	20,905
	Fidelity National Information Services Inc.	286,675	20,388
*	Axon Enterprise Inc.	37,686	19,915
*	Block Inc. (XNYS)	291,585	19,041
	Ferguson Enterprises Inc.	106,190	18,849
	Ingersoll Rand Inc. (XYNS)	211,837	17,960
	DuPont de Nemours Inc.	219,511	17,949
	Old Dominion Freight Line Inc.	101,531	17,920
	Rockwell Automation Inc.	60,158	17,274
	Vulcan Materials Co.	69,457	17,177
	Westinghouse Air Brake Technologies Corp.	89,476	16,585
	Equifax Inc.	64,480	15,811
	Martin Marietta Materials Inc.	32,176	15,546
*	Keysight Technologies Inc.	91,461	14,591
	Dover Corp.	71,972	14,306
*	Mettler-Toledo International Inc.	11,076	14,097
	Global Payments Inc.	133,605	14,066
*	Corpay Inc.	35,416	12,999
	Veralto Corp.	129,626	12,932
	Synchrony Financial	204,067	12,383
	Packaging Corp. of America	46,526	9,914
	TransUnion	101,845	9,414
	Snap-on Inc.	27,152	9,263
*	Trimble Inc.	127,809	9,200
	Expeditors International of Washington Inc.	74,086	8,695
	Masco Corp.	113,133	8,505
*	Zebra Technologies Corp. Class A	26,843	8,457
*	Builders FirstSource Inc.	60,137	8,358
	Ball Corp.	154,917	8,163
	Pentair plc	86,645	8,162
	IDEX Corp.	39,758	7,726
	Stanley Black & Decker Inc.	80,661	6,980
	JB Hunt Transport Services Inc.	42,540	6,857
	Jack Henry & Associates Inc.	38,063	6,607
	CH Robinson Worldwide Inc.	60,942	6,193
	Allegion plc	45,897	5,907
	CNH Industrial NV	458,162	5,901
			2,049,800
Real Estate (2.6%)
	Prologis Inc.	485,197	60,126
	American Tower Corp.	245,132	50,404
	Welltower Inc.	323,569	49,671
	Equinix Inc.	50,607	45,780
	Simon Property Group Inc.	169,819	31,602
	Digital Realty Trust Inc.	173,940	27,190
	Realty Income Corp.	457,510	26,092
	Public Storage	83,013	25,204
*	CBRE Group Inc. Class A	160,559	22,790
	Crown Castle Inc.	228,210	21,475
	AvalonBay Communities Inc.	74,451	16,839
	Extra Space Storage Inc.	109,777	16,748
*	CoStar Group Inc.	213,045	16,245
	Ventas Inc.	219,678	15,197
	Equity Residential	198,245	14,704
5

FTSE Social Index Fund
		Shares	Market Value• ($000)
	Iron Mountain Inc.	152,816	14,238
	SBA Communications Corp.	56,323	12,273
	Invitation Homes Inc.	321,186	10,923
	Essex Property Trust Inc.	33,504	10,439
	Mid-America Apartment Communities Inc.	60,943	10,246
	Alexandria Real Estate Equities Inc.	90,916	9,297
	Sun Communities Inc.	64,731	8,813
	UDR Inc.	172,283	7,784
	Kimco Realty Corp.	345,720	7,640
	Healthpeak Properties Inc.	366,687	7,502
	WP Carey Inc.	113,717	7,302
	Regency Centers Corp.	94,752	7,267
	Equity LifeStyle Properties Inc.	99,071	6,794
*	Zillow Group Inc. Class C	81,506	6,248
	Host Hotels & Resorts Inc.	365,780	5,900
	BXP Inc.	82,418	5,846
*	Zillow Group Inc. Class A	24,178	1,799
*	Millrose Properties Inc. Class A	64,686	1,479
			581,857
Technology (41.2%)
	Apple Inc.	7,516,358	1,817,756
	Microsoft Corp.	3,905,415	1,550,411
	NVIDIA Corp.	12,289,167	1,535,163
	Meta Platforms Inc. Class A	1,150,619	768,844
	Alphabet Inc. Class A	3,086,708	525,605
	Broadcom Inc.	2,387,843	476,207
	Alphabet Inc. Class C	2,548,282	438,865
	Salesforce Inc.	485,275	144,539
	Oracle Corp.	824,813	136,968
*	Adobe Inc.	232,822	102,106
*	ServiceNow Inc.	107,819	100,246
	Texas Instruments Inc.	477,960	93,675
	QUALCOMM Inc.	586,404	92,165
*	Palantir Technologies Inc. Class A	1,056,111	89,685
	Intuit Inc.	143,385	88,015
*	Advanced Micro Devices Inc.	845,329	84,415
	Applied Materials Inc.	436,875	69,057
*	Palo Alto Networks Inc.	341,217	64,978
	Micron Technology Inc.	578,842	54,197
	Intel Corp.	2,237,694	53,100
	Lam Research Corp.	674,968	51,797
	KLA Corp.	70,725	50,133
*	Crowdstrike Holdings Inc. Class A	120,820	47,079
*	AppLovin Corp. Class A	137,663	44,842
	Marvell Technology Inc.	449,872	41,307
*	DoorDash Inc. Class A	185,561	36,823
*	Synopsys Inc.	79,898	36,536
*	Cadence Design Systems Inc.	143,103	35,847
*	Fortinet Inc.	331,306	35,784
	Roper Technologies Inc.	56,057	32,765
*	Autodesk Inc.	113,099	31,013
*	Snowflake Inc. Class A	165,961	29,392
*	Workday Inc. Class A	111,106	29,259
	NXP Semiconductors NV	134,304	28,955
*	Atlassian Corp. Ltd. Class A	83,562	23,753
*	Cloudflare Inc. Class A	157,396	22,870
*	MicroStrategy Inc. Class A	86,419	22,074
	Cognizant Technology Solutions Corp. Class A	261,257	21,770
	Corning Inc.	402,316	20,176
*	Gartner Inc.	39,559	19,713
*	HubSpot Inc.	25,649	18,570
*	Datadog Inc. Class A	156,901	18,287
	Vertiv Holdings Co. Class A	187,913	17,884
	Microchip Technology Inc.	278,337	16,383
	HP Inc.	505,630	15,609
	Monolithic Power Systems Inc.	24,652	15,063
*	Tyler Technologies Inc.	22,250	13,538
	Hewlett Packard Enterprise Co.	681,062	13,492
*	GoDaddy Inc. Class A	73,378	13,171
6

FTSE Social Index Fund
		Shares	Market Value• ($000)
	CDW Corp.	70,516	12,566
*	Pinterest Inc. Class A	315,625	11,672
	NetApp Inc.	108,144	10,794
*	Super Micro Computer Inc. (XNGS)	260,056	10,782
*	ON Semiconductor Corp.	223,014	10,493
*	VeriSign Inc.	43,687	10,392
	Seagate Technology Holdings plc	101,852	10,380
*	Zoom Communications Inc.	138,396	10,200
*	PTC Inc.	62,132	10,167
*	MongoDB Inc.	37,578	10,049
	SS&C Technologies Holdings Inc.	112,787	10,044
*	Twilio Inc. Class A	80,286	9,629
*	Zscaler Inc.	48,894	9,594
*	Check Point Software Technologies Ltd.	42,032	9,258
	Teradyne Inc.	81,970	9,005
*	F5 Inc.	30,655	8,964
*	Western Digital Corp.	181,347	8,873
*	DocuSign Inc.	106,626	8,868
*	Pure Storage Inc. Class A	161,103	8,453
*	Flex Ltd.	208,328	7,893
	Gen Digital Inc. (XNGS)	285,295	7,797
*	Okta Inc.	84,964	7,688
*	Akamai Technologies Inc.	78,145	6,305
*	EPAM Systems Inc.	28,658	5,908
	Skyworks Solutions Inc.	84,278	5,618
*	Qorvo Inc.	49,737	3,615
*	Sandisk Corp.	60,382	2,829
*	GLOBALFOUNDRIES Inc.	51,701	2,004
			9,329,722
Telecommunications (2.6%)
	Cisco Systems Inc.	2,095,954	134,372
	AT&T Inc.	3,769,682	103,327
	Verizon Communications Inc.	2,212,889	95,375
	Comcast Corp. Class A	1,992,890	71,505
	T-Mobile US Inc.	251,390	67,797
*	Arista Networks Inc.	540,973	50,338
	Motorola Solutions Inc.	86,514	38,085
*	Charter Communications Inc. Class A	49,252	17,907
	Juniper Networks Inc.	170,919	6,187
			584,893
Utilities (0.5%)
	Waste Management Inc.	210,534	49,008
	Republic Services Inc.	107,736	25,536
	Exelon Corp.	525,210	23,214
	American Water Works Co. Inc.	102,375	13,920
			111,678
Total Common Stocks (Cost $10,672,296)			22,610,975
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 4.351% (Cost $37)	371	37
Total Investments (99.8%) (Cost $10,672,333)			22,611,012
Other Assets and Liabilities—Net (0.2%)			38,033
Net Assets (100%)			22,649,045
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7

FTSE Social Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2025	177	52,775	(379)

See accompanying Notes, which are an integral part of the Financial Statements.
8

FTSE Social Index Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $10,672,296)	22,610,975
Affiliated Issuers (Cost $37)	37
Total Investments in Securities	22,611,012
Investment in Vanguard	609
Cash Collateral Pledged—Futures Contracts	1,180
Receivables for Investment Securities Sold	40,677
Receivables for Accrued Income	14,282
Receivables for Capital Shares Issued	8,959
Variation Margin Receivable—Futures Contracts	337
Total Assets	22,677,056
Liabilities
Due to Custodian	5,055
Payables for Investment Securities Purchased	31
Payables for Capital Shares Redeemed	22,100
Payables to Vanguard	825
Total Liabilities	28,011
Net Assets	22,649,045
At February 28, 2025, net assets consisted of:

Paid-in Capital	11,377,950
Total Distributable Earnings (Loss)	11,271,095
Net Assets	22,649,045

Admiral™ Shares—Net Assets
Applicable to 199,607,729 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,319,559
Net Asset Value Per Share—Admiral Shares	$56.71

Institutional Shares—Net Assets
Applicable to 277,523,834 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,329,486
Net Asset Value Per Share—Institutional Shares	$40.82

See accompanying Notes, which are an integral part of the Financial Statements.
9

FTSE Social Index Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Dividends[1]	122,355
Interest[2]	653
Securities Lending—Net	97
Total Income	123,105
Expenses
The Vanguard Group—Note B
Investment Advisory Services	186
Management and Administrative—Admiral Shares	7,140
Management and Administrative—Institutional Shares	5,657
Marketing and Distribution—Admiral Shares	324
Marketing and Distribution—Institutional Shares	164
Custodian Fees	80
Shareholders’ Reports and Proxy Fees—Admiral Shares	181
Shareholders’ Reports and Proxy Fees—Institutional Shares	151
Trustees’ Fees and Expenses	6
Other Expenses	13
Total Expenses	13,902
Net Investment Income	109,203
Realized Net Gain (Loss)
Investment Securities Sold[2]	2,628
Futures Contracts	363
Realized Net Gain (Loss)	2,991
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,261,901
Futures Contracts	(1,060)
Change in Unrealized Appreciation (Depreciation)	1,260,841
Net Increase (Decrease) in Net Assets Resulting from Operations	1,373,035
1	Dividends are net of foreign withholding taxes of $40,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $602,000, $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
10

FTSE Social Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	109,203	203,549
Realized Net Gain (Loss)	2,991	20,523
Change in Unrealized Appreciation (Depreciation)	1,260,841	4,349,055
Net Increase (Decrease) in Net Assets Resulting from Operations	1,373,035	4,573,127
Distributions
Admiral Shares	(58,769)	(111,372)
Institutional Shares	(57,849)	(105,941)
Total Distributions	(116,618)	(217,313)
Capital Share Transactions
Admiral Shares	(181,849)	125,825
Institutional Shares	290,374	742,708
Net Increase (Decrease) from Capital Share Transactions	108,525	868,533
Total Increase (Decrease)	1,364,942	5,224,347
Net Assets
Beginning of Period	21,284,103	16,059,756
End of Period	22,649,045	21,284,103

See accompanying Notes, which are an integral part of the Financial Statements.
11

FTSE Social Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$53.54	$42.36	$36.76	$44.39	$34.27	$27.27
Investment Operations
Net Investment Income[1]	.271	.518	.494	.464	.432	.465
Net Realized and Unrealized Gain (Loss) on Investments	3.190	11.219	5.583	(7.647)	10.110	6.996
Total from Investment Operations	3.461	11.737	6.077	(7.183)	10.542	7.461
Distributions
Dividends from Net Investment Income	(.291)	(.557)	(.477)	(.447)	(.422)	(.461)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.291)	(.557)	(.477)	(.447)	(.422)	(.461)
Net Asset Value, End of Period	$56.71	$53.54	$42.36	$36.76	$44.39	$34.27
Total Return[2]	6.48%	27.91%	16.74%	-16.28%	31.04%	27.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,320	$10,859	$8,489	$7,512	$8,573	$5,305
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%[3]	0.14%[3]	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	0.96%	1.10%	1.31%	1.12%	1.13%	1.60%
Portfolio Turnover Rate	3%	4%	5%[4]	8%[4]	4%[4]	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
12

FTSE Social Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$38.54	$30.49	$26.47	$31.96	$24.67	$19.63
Investment Operations
Net Investment Income[1]	.200	.380	.362	.340	.317	.339
Net Realized and Unrealized Gain (Loss) on Investments	2.294	8.078	4.007	(5.502)	7.282	5.037
Total from Investment Operations	2.494	8.458	4.369	(5.162)	7.599	5.376
Distributions
Dividends from Net Investment Income	(.214)	(.408)	(.349)	(.328)	(.309)	(.336)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.214)	(.408)	(.349)	(.328)	(.309)	(.336)
Net Asset Value, End of Period	$40.82	$38.54	$30.49	$26.47	$31.96	$24.67
Total Return	6.48%	27.95%	16.71%	-16.25%	31.09%	27.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,329	$10,425	$7,570	$5,993	$6,630	$4,003
Ratio of Total Expenses to Average Net Assets	0.11%	0.12%[2]	0.12%[2]	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	0.99%	1.12%	1.33%	1.14%	1.15%	1.62%
Portfolio Turnover Rate	3%	4%	5%[3]	8%[3]	4%[3]	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
13

FTSE Social Index Fund
Notes to Financial Statements
Vanguard FTSE Social Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund
14

FTSE Social Index Fund
Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received.  Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $609,000, representing less than 0.01% of the fund’s net assets and 0.24% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	As of February 28, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	10,749,592
Gross Unrealized Appreciation	12,312,141
Gross Unrealized Depreciation	(451,100)
Net Unrealized Appreciation (Depreciation)	11,861,041
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $607,352,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2025, the fund purchased $698,711,000 of investment securities and sold $588,332,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2025, such purchases were  $161,406,000 and sales were $51,982,000, resulting in net realized loss of $9,166,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
15

FTSE Social Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	831,276	14,711	1,605,557	34,161
Issued in Lieu of Cash Distributions	50,473	910	96,196	2,070
Redeemed	(1,063,598)	(18,840)	(1,575,928)	(33,820)
Net Increase (Decrease)—Admiral Shares	(181,849)	(3,219)	125,825	2,411
Institutional Shares
Issued	960,999	23,484	1,626,167	48,432
Issued in Lieu of Cash Distributions	56,855	1,423	104,365	3,114
Redeemed	(727,480)	(17,901)	(987,824)	(29,305)
Net Increase (Decrease)—Institutional Shares	290,374	7,006	742,708	22,241
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q2132 042025
16

Financial Statements
For the six-months ended February 28, 2025
Vanguard U.S. Sector Index Funds
Vanguard Communication Services Index Fund
Vanguard Consumer Discretionary Index Fund
Vanguard Consumer Staples Index Fund
Vanguard Energy Index Fund
Vanguard Financials Index Fund
Vanguard Health Care Index Fund
Vanguard Industrials Index Fund
Vanguard Information Technology Index Fund
Vanguard Materials Index Fund
Vanguard Utilities Index Fund

Contents
Communication Services Index Fund	1
Consumer Discretionary Index Fund	13
Consumer Staples Index Fund	28
Energy Index Fund	40
Financials Index Fund	52
Health Care Index Fund	68
Industrials Index Fund	84
Information Technology Index Fund	99
Materials Index Fund	114
Utilities Index Fund	126

Communication Services Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (100.0%)
Diversified Telecommunication Services (11.3%)
	AT&T Inc.	8,468,723	232,128
	Verizon Communications Inc.	4,890,646	210,787
*	Frontier Communications Parent Inc.	819,669	29,500
*	Lumen Technologies Inc.	3,734,703	17,628
*,1	AST SpaceMobile Inc.	555,925	15,071
	Cogent Communications Holdings Inc.	180,499	13,189
	Iridium Communications Inc.	397,125	12,533
*	Liberty Global Ltd. Class A	635,490	7,346
*	Liberty Global Ltd. Class C	599,413	7,259
*	Globalstar Inc.	195,399	4,219
	IDT Corp. Class B	82,423	4,002
*	Liberty Latin America Ltd. Class C	513,840	3,448
	Shenandoah Telecommunications Co.	179,566	1,941
*	Bandwidth Inc. Class A	98,856	1,579
*	Anterix Inc.	39,618	1,545
*	Liberty Latin America Ltd. Class A	110,372	747
	ATN International Inc.	38,023	657
			563,579
Entertainment (21.2%)
	Walt Disney Co.	2,059,816	234,407
*	Netflix Inc.	226,305	221,906
*	Take-Two Interactive Software Inc.	350,234	74,242
*	Roblox Corp. Class A	1,118,762	71,198
*	Warner Bros Discovery Inc.	5,835,573	66,876
	Electronic Arts Inc.	502,774	64,918
*	Live Nation Entertainment Inc.	429,894	61,630
*	Liberty Media Corp.-Liberty Formula One Class C	610,435	58,864
*	TKO Group Holdings Inc.	279,173	42,055
*	Roku Inc.	475,454	39,705
[1]	Endeavor Group Holdings Inc. Class A	775,736	25,281
	Warner Music Group Corp. Class A	497,232	16,757
*	Liberty Media Corp.-Liberty Live Class C	184,492	13,536
*	Madison Square Garden Sports Corp.	60,358	12,294
*	Cinemark Holdings Inc.	426,960	10,934
*	Atlanta Braves Holdings Inc. Class C	166,852	6,736
*	Liberty Media Corp.-Liberty Live Class A	79,583	5,692
*	Madison Square Garden Entertainment Corp.	152,904	5,280
*	AMC Entertainment Holdings Inc. Class A	1,475,693	4,870
*	IMAX Corp.	173,229	4,435
*	Sphere Entertainment Co.	100,716	4,394
*	Lions Gate Entertainment Corp. Class B	459,852	4,051
*	Lions Gate Entertainment Corp. Class A	224,693	2,240
	Marcus Corp.	90,027	1,651
*	Atlanta Braves Holdings Inc. Class A	28,818	1,272
*	Vivid Seats Inc. Class A	228,986	948
*	Eventbrite Inc. Class A	298,610	729
*	Playstudios Inc.	355,993	580
			1,057,481
Interactive Media & Services (48.9%)
	Meta Platforms Inc. Class A	1,636,155	1,093,279
	Alphabet Inc. Class A	3,579,813	609,571
	Alphabet Inc. Class C	2,767,661	476,647
*	Pinterest Inc. Class A	1,428,216	52,815
*	Snap Inc. Class A	4,074,047	41,759
*	Reddit Inc. Class A	243,329	39,366
	Match Group Inc.	924,020	29,301
*	IAC Inc.	296,320	13,696
*	ZoomInfo Technologies Inc.	998,236	11,639
*	Cargurus Inc.	324,004	10,430

Communication Services Index Fund
		Shares	Market Value• ($000)
*	Yelp Inc.	242,594	8,323
*,1	Trump Media & Technology Group Corp.	335,648	8,089
*	Ziff Davis Inc.	165,340	6,789
*	TripAdvisor Inc.	440,536	6,520
*	QuinStreet Inc.	206,764	4,048
*	fuboTV Inc.	1,311,920	3,975
*	Vimeo Inc.	574,959	3,386
*	Cars.com Inc.	237,926	3,141
*	EverQuote Inc. Class A	104,388	2,806
*,1	Rumble Inc.	252,838	2,356
	Shutterstock Inc.	94,326	2,027
*	Grindr Inc.	102,482	1,881
*	Taboola.com Ltd.	621,320	1,696
*	Bumble Inc. Class A	292,998	1,524
*	ZipRecruiter Inc. Class A	251,321	1,407
*	Nextdoor Holdings Inc.	750,328	1,328
*	Mediaalpha Inc. Class A	138,533	1,287
*	Angi Inc.	264,049	444
			2,439,530
Media (14.6%)
	Comcast Corp. Class A	4,619,444	165,746
*	Charter Communications Inc. Class A	182,281	66,272
*	Trade Desk Inc. Class A	854,842	60,112
	Fox Corp. Class A	860,928	49,589
	Omnicom Group Inc.	592,239	49,014
	News Corp. Class A	1,468,079	42,016
	Interpublic Group of Cos. Inc.	1,442,979	39,538
*	Liberty Broadband Corp. Class C	434,947	35,779
	Fox Corp. Class B	547,363	29,596
	New York Times Co. Class A	600,435	28,875
	Paramount Global Class B	2,304,834	26,183
	Nexstar Media Group Inc.	114,169	19,312
[1]	Sirius XM Holdings Inc.	788,443	19,072
*	EchoStar Corp. Class A	539,894	16,861
	News Corp. Class B	403,727	13,032
	TEGNA Inc.	624,631	11,368
*	Magnite Inc.	545,718	8,606
	John Wiley & Sons Inc. Class A	165,593	6,604
*	Liberty Broadband Corp. Class A	79,805	6,506
	Cable One Inc.	17,390	4,525
*	Integral Ad Science Holding Corp.	314,641	3,310
*	Thryv Holdings Inc.	154,540	2,664
*	Stagwell Inc.	355,737	2,309
*	Altice USA Inc. Class A	803,624	2,298
	Scholastic Corp.	94,965	2,079
*	Gannett Co. Inc.	513,218	2,073
	Sinclair Inc.	132,001	1,917
*	TechTarget Inc.	110,581	1,622
*	PubMatic Inc. Class A	151,508	1,610
*	Boston Omaha Corp. Class A	89,510	1,275
	Gray Media Inc.	333,813	1,255
*	Clear Channel Outdoor Holdings Inc.	946,431	1,183
*	Advantage Solutions Inc.	372,365	935
*	Ibotta Inc. Class A	26,589	888
*	AMC Networks Inc. Class A	119,977	876
*	WideOpenWest Inc.	164,075	809
*	iHeartMedia Inc. Class A	413,677	732
*	EW Scripps Co. Class A	273,623	443
*	Cardlytics Inc.	166,078	437
			727,321
Other (0.0%)[2]
*,3	GCI Liberty Inc.	188,049	—
Wireless Telecommunication Services (4.0%)
	T-Mobile US Inc.	655,771	176,855
	Telephone & Data Systems Inc.	390,222	14,087
*	United States Cellular Corp.	60,445	3,964

Communication Services Index Fund
		Shares	Market Value• ($000)
*	Gogo Inc.	243,304	1,783
			196,689
Total Common Stocks (Cost $4,301,206)			4,984,600
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[4,5]	Vanguard Market Liquidity Fund, 4.351% (Cost $27,741)	277,455	27,746
Total Investments (100.5%) (Cost $4,328,947)			5,012,346
Other Assets and Liabilities—Net (-0.5%)			(26,066)
Net Assets (100.0%)			4,986,280
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $25,283,000.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $25,104,000 was received for securities on loan, of which $24,710,000 is held in Vanguard Market Liquidity Fund and $394,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
AST SpaceMobile Inc.	1/30/26	GSI	2,009	(4.332)	—	(249)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.

Communication Services Index Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $4,301,206)	4,984,600
Affiliated Issuers (Cost $27,741)	27,746
Total Investments in Securities	5,012,346
Investment in Vanguard	135
Cash	394
Receivables for Investment Securities Sold	103,062
Receivables for Accrued Income	905
Receivables for Capital Shares Issued	266
Total Assets	5,117,108
Liabilities
Due to Custodian	1,367
Payables for Investment Securities Purchased	102,522
Collateral for Securities on Loan	25,104
Payables for Capital Shares Redeemed	1,420
Payables to Vanguard	166
Unrealized Depreciation—Over-the-Counter Swap Contracts	249
Total Liabilities	130,828
Net Assets	4,986,280
1 Includes $25,283,000 of securities on loan.
At February 28, 2025, net assets consisted of:

Paid-in Capital	4,932,565
Total Distributable Earnings (Loss)	53,715
Net Assets	4,986,280

ETF Shares—Net Assets
Applicable to 29,291,590 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,697,914
Net Asset Value Per Share—ETF Shares	$160.38

Admiral™ Shares—Net Assets
Applicable to 3,528,330 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	288,366
Net Asset Value Per Share—Admiral Shares	$81.73

See accompanying Notes, which are an integral part of the Financial Statements.

Communication Services Index Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Dividends	24,236
Interest[1]	176
Securities Lending—Net	3,151
Total Income	27,563
Expenses
The Vanguard Group—Note B
Investment Advisory Services	46
Management and Administrative—ETF Shares	1,636
Management and Administrative—Admiral Shares	106
Marketing and Distribution—ETF Shares	113
Marketing and Distribution—Admiral Shares	8
Custodian Fees	8
Shareholders’ Reports and Proxy Fees—ETF Shares	326
Shareholders’ Reports and Proxy Fees—Admiral Shares	4
Trustees’ Fees and Expenses	1
Other Expenses	13
Total Expenses	2,261
Net Investment Income	25,302
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	140,738
Swap Contracts	1,357
Realized Net Gain (Loss)	142,095
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	491,937
Swap Contracts	(243)
Change in Unrealized Appreciation (Depreciation)	491,694
Net Increase (Decrease) in Net Assets Resulting from Operations	659,091
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $176,000, $3,000, and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $197,289,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Communication Services Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	25,302	43,445
Realized Net Gain (Loss)	142,095	329,193
Change in Unrealized Appreciation (Depreciation)	491,694	601,377
Net Increase (Decrease) in Net Assets Resulting from Operations	659,091	974,015
Distributions
ETF Shares	(28,073)	(39,108)
Admiral Shares	(1,561)	(1,738)
Total Distributions	(29,634)	(40,846)
Capital Share Transactions
ETF Shares	110,471	(325,506)
Admiral Shares	43,128	56,606
Net Increase (Decrease) from Capital Share Transactions	153,599	(268,900)
Total Increase (Decrease)	783,056	664,269
Net Assets
Beginning of Period	4,203,224	3,538,955
End of Period	4,986,280	4,203,224

See accompanying Notes, which are an integral part of the Financial Statements.

Communication Services Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$139.25	$109.41	$94.12	$149.87	$108.04	$87.24
Investment Operations
Net Investment Income[1]	.838	1.366	1.128	1.110	1.018	1.005
Net Realized and Unrealized Gain (Loss) on Investments	21.278	29.757	15.127	(55.695)	41.708	20.743
Total from Investment Operations	22.116	31.123	16.255	(54.585)	42.726	21.748
Distributions
Dividends from Net Investment Income	(.986)	(1.283)	(.965)	(1.165)	(.896)	(.948)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.986)	(1.283)	(.965)	(1.165)	(.896)	(.948)
Net Asset Value, End of Period	$160.38	$139.25	$109.41	$94.12	$149.87	$108.04
Total Return	15.93%	28.62%	17.46%	-36.61%	39.75%	25.15%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,698	$3,990	$3,424	$2,717	$4,787	$2,914
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[2]	0.10%[2]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.10%	1.10%	1.19%	0.92%	0.80%	1.09%
Portfolio Turnover Rate[3]	4%	15%	15%	16%	15%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Communication Services Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$70.96	$55.75	$47.97	$76.38	$55.06	$44.46
Investment Operations
Net Investment Income[1]	.422	.690	.591	.572	.519	.512
Net Realized and Unrealized Gain (Loss) on Investments	10.851	15.176	7.682	(28.388)	21.259	10.571
Total from Investment Operations	11.273	15.866	8.273	(27.816)	21.778	11.083
Distributions
Dividends from Net Investment Income	(.503)	(.656)	(.493)	(.594)	(.458)	(.483)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.503)	(.656)	(.493)	(.594)	(.458)	(.483)
Net Asset Value, End of Period	$81.73	$70.96	$55.75	$47.97	$76.38	$55.06
Total Return[2]	15.94%	28.64%	17.44%	-36.61%	39.76%	25.16%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$288	$213	$115	$70	$124	$67
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[3]	0.10%[3]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.08%	1.08%	1.21%	0.93%	0.79%	1.10%
Portfolio Turnover Rate[4]	4%	15%	15%	16%	15%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Communication Services Index Fund
Notes to Financial Statements
Vanguard Communication Services Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may

Communication Services Index Fund
be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $135,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,984,600	—	—	4,984,600
Temporary Cash Investments	27,746	—	—	27,746
Total	5,012,346	—	—	5,012,346
Derivative Financial Instruments
Liabilities
Swap Contracts	—	(249)	—	(249)

Communication Services Index Fund
D.	As of February 28, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,354,917
Gross Unrealized Appreciation	1,100,231
Gross Unrealized Depreciation	(442,802)
Net Unrealized Appreciation (Depreciation)	657,429
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $755,551,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2025, the fund purchased $261,300,000 of investment securities and sold $207,258,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $508,786,000 and $403,594,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2025, such purchases were  $11,364,000 and sales were $8,778,000, resulting in net realized loss of $8,666,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	510,717[1]	3,186[1]	1,242,282[2]	10,010[2]
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(400,246)[1]	(2,550)[1]	(1,567,788)[2]	(12,650)[2]
Net Increase (Decrease)—ETF Shares	110,471	636	(325,506)	(2,640)
Admiral Shares
Issued	92,008	1,143	148,084	2,359
Issued in Lieu of Cash Distributions	1,266	17	1,432	23
Redeemed	(50,146)	(631)	(92,910)	(1,444)
Net Increase (Decrease)—Admiral Shares	43,128	529	56,606	938
1	Includes unsettled in-kind transactions as of February 28, 2025 for 1,400,000 issued shares and 1,400,000 redeemed shares valued at $224,355,000 and $227,946,000, respectively, which settled shortly afterwards.
2	Includes unsettled in-kind transactions as of August 31, 2024 for 650,000 issued shares and 675,000 redeemed shares valued at $89,971,000 and $88,559,000, respectively, which settled shortly afterwards.
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its

Communication Services Index Fund
prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Consumer Discretionary Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Automobile Components (1.8%)
*	Aptiv plc	337,151	21,955
	Autoliv Inc.	102,640	9,992
	BorgWarner Inc. (XNYS)	311,870	9,284
	Gentex Corp.	312,848	7,609
	Lear Corp.	78,185	7,349
*	Dorman Products Inc.	49,576	6,517
*	Modine Manufacturing Co.	76,029	6,429
	Patrick Industries Inc.	60,859	5,514
	Phinia Inc.	98,145	4,840
	LCI Industries	45,126	4,685
*	Goodyear Tire & Rubber Co.	469,960	4,441
	Dana Inc.	280,137	4,166
*	Visteon Corp.	47,556	4,124
*	QuantumScape Corp.	724,403	3,397
*,1	Mobileye Global Inc. Class A	189,110	2,980
*	Fox Factory Holding Corp.	103,344	2,866
	Garrett Motion Inc.	294,869	2,848
*	Adient plc	178,450	2,825
*,2	XPEL Inc.	78,987	2,641
*	Gentherm Inc.	75,577	2,500
	Standard Motor Products Inc.	83,892	2,393
*	American Axle & Manufacturing Holdings Inc.	389,864	1,934
*	Holley Inc.	286,519	779
*,1	Solid Power Inc.	633,274	779
*	Stoneridge Inc.	121,689	684
*,1	Luminar Technologies Inc.	124,556	648
			124,179
Automobiles (15.7%)
*	Tesla Inc.	3,233,204	947,264
	General Motors Co.	1,333,181	65,499
	Ford Motor Co.	4,550,647	43,459
*	Rivian Automotive Inc. Class A	999,099	11,829
	Thor Industries Inc.	75,474	7,501
	Harley-Davidson Inc.	199,162	5,130
*,1	Lucid Group Inc.	2,191,711	4,866
	Winnebago Industries Inc.	64,995	2,627
			1,088,175
Broadline Retail (25.1%)
*	Amazon.com Inc.	7,299,027	1,549,437
*	MercadoLibre Inc.	52,141	110,636
	eBay Inc.	606,190	39,245
*	Ollie's Bargain Outlet Holdings Inc.	93,849	9,714
*	Etsy Inc.	161,770	8,281
	Macy's Inc.	404,885	5,810
	Nordstrom Inc.	198,234	4,815
	Dillard's Inc. Class A	8,328	3,240
[1]	Kohl's Corp.	249,479	2,847
*	Groupon Inc.	113,290	1,260
*	Savers Value Village Inc.	139,918	1,047
*	QVC Group Inc.	1,646,761	550
			1,736,882
Distributors (0.8%)
	Genuine Parts Co.	168,379	21,027
	Pool Corp.	47,972	16,646
	LKQ Corp.	340,322	14,358
	A-Mark Precious Metals Inc.	74,812	2,034
*,1	GigaCloud Technology Inc. Class A	105,192	1,781
			55,846

Consumer Discretionary Index Fund
		Shares	Market Value• ($000)
Diversified Consumer Services (1.8%)
	Service Corp. International	189,948	15,386
*	Duolingo Inc.	45,182	14,100
	H&R Block Inc.	192,786	10,509
*	Bright Horizons Family Solutions Inc.	76,784	9,956
*	Stride Inc.	72,776	9,956
*	Grand Canyon Education Inc.	46,252	8,317
*	Adtalem Global Education Inc.	75,144	7,688
*	frontdoor Inc.	138,729	6,309
	Graham Holdings Co. Class B	6,213	6,112
*	Laureate Education Inc.	263,241	5,249
*	Universal Technical Institute Inc.	176,964	4,998
	ADT Inc.	585,729	4,797
	OneSpaWorld Holdings Ltd.	224,183	4,277
	Perdoceo Education Corp.	156,563	4,008
	Strategic Education Inc.	40,967	3,299
*	Mister Car Wash Inc.	369,218	3,135
*	Coursera Inc.	377,923	2,993
*	Udemy Inc.	285,787	2,755
	Carriage Services Inc.	57,286	2,298
*	European Wax Center Inc. Class A	134,785	876
*	Chegg Inc.	462,493	504
*,1	WW International Inc.	351,573	225
			127,747
Hotels, Restaurants & Leisure (23.9%)
	McDonald's Corp.	817,569	252,081
	Booking Holdings Inc.	38,746	194,350
	Starbucks Corp.	1,297,752	150,293
*	Chipotle Mexican Grill Inc.	1,577,776	85,153
	Marriott International Inc. Class A	283,443	79,492
*	DoorDash Inc. Class A	392,079	77,804
	Hilton Worldwide Holdings Inc.	292,175	77,415
	Royal Caribbean Cruises Ltd.	286,854	70,595
*	Airbnb Inc. Class A	507,816	70,520
*	Flutter Entertainment plc	200,218	56,179
	Yum! Brands Inc.	328,368	51,347
*	Expedia Group Inc.	160,745	31,821
*	Carnival Corp.	1,245,835	29,813
	Darden Restaurants Inc.	146,065	29,280
*	DraftKings Inc. Class A	522,192	22,903
	Domino's Pizza Inc.	42,732	20,926
	Las Vegas Sands Corp.	457,314	20,446
*	Dutch Bros Inc. Class A	206,902	16,378
	Texas Roadhouse Inc.	85,948	15,822
*	Brinker International Inc.	81,769	13,478
*	Light & Wonder Inc.	119,737	13,348
*	Norwegian Cruise Line Holdings Ltd.	586,434	13,324
	Wyndham Hotels & Resorts Inc.	116,914	12,665
	Aramark	335,708	12,438
	Wynn Resorts Ltd.	132,184	11,807
*	Planet Fitness Inc. Class A	125,949	11,657
*	MGM Resorts International	325,844	11,326
	Churchill Downs Inc.	87,949	10,422
*	Cava Group Inc.	105,666	10,041
*	Caesars Entertainment Inc.	294,355	9,778
	Wingstop Inc.	37,814	8,878
[1]	Hyatt Hotels Corp. Class A	62,896	8,865
	Boyd Gaming Corp.	114,103	8,701
	Vail Resorts Inc.	51,732	8,225
[1]	Choice Hotels International Inc.	51,872	7,433
	Six Flags Entertainment Corp.	162,024	7,124
*	Life Time Group Holdings Inc.	227,583	6,932
	Travel & Leisure Co.	120,523	6,728
*	Shake Shack Inc. Class A	60,557	6,576
*	Penn Entertainment Inc.	265,872	5,719
[1]	Cheesecake Factory Inc.	103,391	5,586
*	Hilton Grand Vacations Inc.	126,905	5,444
	Red Rock Resorts Inc. Class A	93,012	4,648
	Wendy's Co.	298,003	4,619

Consumer Discretionary Index Fund
		Shares	Market Value• ($000)
	Marriott Vacations Worldwide Corp.	57,224	4,317
*	Playa Hotels & Resorts NV	321,911	4,297
*	Sweetgreen Inc. Class A	186,934	4,255
*	Sabre Corp.	1,021,977	4,221
	Monarch Casino & Resort Inc.	43,712	4,003
*	United Parks & Resorts Inc.	78,852	3,982
*	Everi Holdings Inc.	280,539	3,863
*	First Watch Restaurant Group Inc.	169,679	3,618
	Papa John's International Inc.	74,825	3,393
*	Portillo's Inc. Class A	219,441	3,066
*	BJ's Restaurants Inc.	75,869	2,893
	Cracker Barrel Old Country Store Inc.	62,167	2,816
	Golden Entertainment Inc.	86,738	2,697
*	Accel Entertainment Inc.	220,633	2,376
	Jack in the Box Inc.	58,732	2,258
*	Rush Street Interactive Inc.	186,617	2,176
*	Dave & Buster's Entertainment Inc.	94,020	1,964
	Bloomin' Brands Inc.	207,438	1,946
*	Lindblad Expeditions Holdings Inc.	167,837	1,875
	RCI Hospitality Holdings Inc.	36,834	1,833
	Dine Brands Global Inc.	66,779	1,675
	Krispy Kreme Inc.	262,408	1,630
*	Kura Sushi USA Inc. Class A	24,982	1,554
*	Xponential Fitness Inc. Class A	113,217	1,496
*	Denny's Corp.	224,134	1,114
*	Soho House & Co. Inc.	147,666	1,040
[1]	Lucky Strike Entertainment Corp.	96,570	1,031
*	Target Hospitality Corp.	155,813	874
			1,650,643
Household Durables (4.8%)
	DR Horton Inc.	346,166	43,897
	Garmin Ltd.	184,305	42,193
	Lennar Corp. Class A	285,184	34,117
*	NVR Inc.	3,791	27,468
	PulteGroup Inc.	255,470	26,385
	Toll Brothers Inc.	132,089	14,746
	Somnigroup International Inc.	229,718	14,674
*	TopBuild Corp.	40,155	12,303
*	Taylor Morrison Home Corp.	150,449	9,274
*	Mohawk Industries Inc.	76,091	8,948
*	Champion Homes Inc.	85,296	8,743
	Whirlpool Corp.	81,692	8,315
	Meritage Homes Corp.	101,691	7,370
*	Cavco Industries Inc.	13,510	7,086
	KB Home	112,592	6,868
	Installed Building Products Inc.	35,938	6,160
*	M/I Homes Inc.	45,521	5,332
*	Tri Pointe Homes Inc.	154,413	4,889
	La-Z-Boy Inc.	100,002	4,524
	Newell Brands Inc.	694,195	4,457
*	Green Brick Partners Inc.	68,475	4,090
	Century Communities Inc.	53,655	3,725
*	Sonos Inc.	253,059	3,345
*	LGI Homes Inc.	42,522	3,122
*	Helen of Troy Ltd.	51,785	2,850
	Leggett & Platt Inc.	310,433	2,847
	Ethan Allen Interiors Inc.	89,913	2,562
*	Dream Finders Homes Inc. Class A	99,745	2,385
*	Beazer Homes USA Inc.	98,558	2,198
*	Hovnanian Enterprises Inc. Class A	17,128	1,742
*	Lovesac Co.	58,589	1,227
*	Legacy Housing Corp.	48,389	1,195
	Cricut Inc. Class A	197,102	1,064
*	iRobot Corp.	130,198	947
*	Traeger Inc.	260,179	604
*	GoPro Inc. Class A	557,970	416
			332,068

Consumer Discretionary Index Fund
		Shares	Market Value• ($000)
Leisure Products (0.9%)
	Hasbro Inc.	177,881	11,582
*	Mattel Inc.	497,406	10,595
*	Peloton Interactive Inc. Class A	937,951	7,063
	Brunswick Corp.	98,646	6,003
*	YETI Holdings Inc.	143,075	5,099
	Acushnet Holdings Corp.	65,226	4,194
	Polaris Inc.	90,728	4,075
*	Malibu Boats Inc. Class A	76,921	2,568
	Sturm Ruger & Co. Inc.	63,555	2,508
*	Topgolf Callaway Brands Corp.	352,782	2,304
	Smith & Wesson Brands Inc.	187,499	2,036
*	Funko Inc. Class A	127,286	1,568
*	Latham Group Inc.	179,981	1,064
*	AMMO Inc.	393,650	630
	Clarus Corp.	130,262	599
	Johnson Outdoors Inc. Class A	16,042	431
*	Solo Brands Inc. Class A	129,244	96
			62,415
Specialty Retail (20.5%)
	Home Depot Inc.	1,119,840	444,129
	TJX Cos. Inc.	1,290,268	160,974
	Lowe's Cos. Inc.	608,838	151,381
*	O'Reilly Automotive Inc.	68,278	93,789
*	AutoZone Inc.	19,942	69,658
	Ross Stores Inc.	390,939	54,857
	Tractor Supply Co.	639,834	35,415
*	Carvana Co.	133,951	31,224
	Williams-Sonoma Inc.	156,043	30,363
	Best Buy Co. Inc.	242,645	21,816
*	Ulta Beauty Inc.	58,918	21,585
*	Burlington Stores Inc.	80,883	20,167
	Dick's Sporting Goods Inc.	75,861	17,076
*	CarMax Inc.	202,029	16,762
*	GameStop Corp. Class A	521,837	13,067
	Lithia Motors Inc.	37,846	13,036
*	Floor & Decor Holdings Inc. Class A	132,974	12,849
	Murphy USA Inc.	26,402	12,389
*	Chewy Inc. Class A	310,087	11,554
	Bath & Body Works Inc.	276,380	10,013
	Group 1 Automotive Inc.	21,284	9,782
	Gap Inc.	336,831	7,616
*	Asbury Automotive Group Inc.	28,259	7,585
*	AutoNation Inc.	41,287	7,529
*	RH	23,156	7,458
*	Abercrombie & Fitch Co. Class A	71,911	7,406
*	Valvoline Inc.	182,681	6,737
*	Five Below Inc.	76,301	6,630
*	Urban Outfitters Inc.	112,607	6,553
*	Boot Barn Holdings Inc.	50,165	6,142
	Penske Automotive Group Inc.	34,645	5,846
	Academy Sports & Outdoors Inc.	117,852	5,844
*	Wayfair Inc. Class A	134,592	5,323
*	Warby Parker Inc. Class A	202,784	5,015
*	Victoria's Secret & Co.	167,709	4,483
	American Eagle Outfitters Inc.	302,646	3,962
	Signet Jewelers Ltd.	74,672	3,907
	Advance Auto Parts Inc.	99,357	3,666
	Camping World Holdings Inc. Class A	187,721	3,659
*	Revolve Group Inc.	131,788	3,500
	Sonic Automotive Inc. Class A	49,916	3,402
	Buckle Inc.	83,522	3,345
*	Foot Locker Inc.	170,891	2,960
	Winmark Corp.	8,465	2,845
	Upbound Group Inc.	110,072	2,842
*	National Vision Holdings Inc.	210,703	2,678
*	Sally Beauty Holdings Inc.	291,583	2,630
*	MarineMax Inc.	89,191	2,261
	Build-A-Bear Workshop Inc.	51,811	2,120

Consumer Discretionary Index Fund
		Shares	Market Value• ($000)
	Caleres Inc.	128,270	2,073
	Monro Inc.	110,182	1,962
*	ODP Corp.	114,493	1,781
*	Stitch Fix Inc. Class A	366,624	1,734
	Shoe Carnival Inc.	77,277	1,711
	Arhaus Inc.	173,580	1,652
*	Genesco Inc.	43,625	1,595
*	EVgo Inc.	546,159	1,447
	Haverty Furniture Cos. Inc.	60,446	1,380
	Guess? Inc.	134,935	1,371
*	America's Car-Mart Inc.	32,389	1,356
*	Beyond Inc.	201,807	1,290
*	Sleep Number Corp.	83,329	1,172
*	Petco Health & Wellness Co. Inc.	417,868	1,124
	Arko Corp.	225,144	1,015
*	Zumiez Inc.	67,651	965
*	1-800-Flowers.com Inc. Class A	124,291	858
*	ThredUP Inc. Class A	358,901	847
*	Leslie's Inc.	811,988	844
*	OneWater Marine Inc. Class A	48,574	804
*	Lands' End Inc.	55,541	654
	Designer Brands Inc. Class A	122,820	494
*	Children's Place Inc.	22,641	189
			1,414,148
Textiles, Apparel & Luxury Goods (4.5%)
	NIKE Inc. Class B	1,389,243	110,348
*	Lululemon Athletica Inc.	134,432	49,150
*	Deckers Outdoor Corp.	185,677	25,876
	Tapestry Inc.	300,827	25,697
	Ralph Lauren Corp.	54,822	14,864
	VF Corp.	516,905	12,886
*	Skechers USA Inc. Class A	179,535	10,950
*	Crocs Inc.	80,556	8,021
	PVH Corp.	80,643	6,035
	Columbia Sportswear Co.	61,679	5,356
	Kontoor Brands Inc.	81,266	5,286
*	Hanesbrands Inc.	762,714	4,599
*	Capri Holdings Ltd.	199,569	4,386
	Steven Madden Ltd.	122,207	4,007
	Wolverine World Wide Inc.	242,906	3,593
	Levi Strauss & Co. Class A	189,571	3,407
*	Under Armour Inc. Class A	488,632	3,328
*	G-III Apparel Group Ltd.	113,887	3,083
	Carter's Inc.	68,575	2,830
*	Under Armour Inc. Class C	438,451	2,784
	Oxford Industries Inc.	37,324	2,315
*	Figs Inc. Class A	425,388	1,944
	Movado Group Inc.	69,722	1,346
			312,091
Total Common Stocks (Cost $5,526,120)			6,904,194
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[3,4]	Vanguard Market Liquidity Fund, 4.351% (Cost $26,558)	265,614	26,561
Total Investments (100.2%) (Cost $5,552,678)			6,930,755
Other Assets and Liabilities—Net (-0.2%)			(16,167)
Net Assets (100.0%)			6,914,588
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $19,352,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, the aggregate value was $2,641,000, representing 0.0% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $20,406,000 was received for securities on loan, of which $20,399,000 is held in Vanguard Market Liquidity Fund and $7,000 is held in cash.

Consumer Discretionary Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Lowe's Cos. Inc.	8/29/25	BANA	10,194	(4.330)	—	(1)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Discretionary Index Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $5,526,120)	6,904,194
Affiliated Issuers (Cost $26,558)	26,561
Total Investments in Securities	6,930,755
Investment in Vanguard	200
Cash	5,325
Receivables for Investment Securities Sold	39,777
Receivables for Accrued Income	3,090
Receivables for Capital Shares Issued	427
Total Assets	6,979,574
Liabilities
Payables for Investment Securities Purchased	43,093
Collateral for Securities on Loan	20,406
Payables for Capital Shares Redeemed	1,256
Payables to Vanguard	230
Unrealized Depreciation—Over-the-Counter Swap Contracts	1
Total Liabilities	64,986
Net Assets	6,914,588
1 Includes $19,352,000 of securities on loan.
At February 28, 2025, net assets consisted of:

Paid-in Capital	6,004,312
Total Distributable Earnings (Loss)	910,276
Net Assets	6,914,588

ETF Shares—Net Assets
Applicable to 17,417,632 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,240,544
Net Asset Value Per Share—ETF Shares	$358.29

Admiral™ Shares—Net Assets
Applicable to 3,634,534 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	674,044
Net Asset Value Per Share—Admiral Shares	$185.46

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Discretionary Index Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Dividends	26,627
Interest[1]	20
Securities Lending—Net	491
Total Income	27,138
Expenses
The Vanguard Group—Note B
Investment Advisory Services	69
Management and Administrative—ETF Shares	2,502
Management and Administrative—Admiral Shares	282
Marketing and Distribution—ETF Shares	133
Marketing and Distribution—Admiral Shares	19
Custodian Fees	68
Shareholders’ Reports and Proxy Fees—ETF Shares	300
Shareholders’ Reports and Proxy Fees—Admiral Shares	15
Trustees’ Fees and Expenses	2
Other Expenses	12
Total Expenses	3,402
Net Investment Income	23,736
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	96,304
Swap Contracts	184
Realized Net Gain (Loss)	96,488
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	615,887
Swap Contracts	(1)
Change in Unrealized Appreciation (Depreciation)	615,886
Net Increase (Decrease) in Net Assets Resulting from Operations	736,110
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $20,000, $3,000, and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $118,902,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Discretionary Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	23,736	48,520
Realized Net Gain (Loss)	96,488	315,741
Change in Unrealized Appreciation (Depreciation)	615,886	304,802
Net Increase (Decrease) in Net Assets Resulting from Operations	736,110	669,063
Distributions
ETF Shares	(25,775)	(45,919)
Admiral Shares	(2,776)	(5,299)
Total Distributions	(28,551)	(51,218)
Capital Share Transactions
ETF Shares	58,316	(194,123)
Admiral Shares	8,510	(78,552)
Net Increase (Decrease) from Capital Share Transactions	66,826	(272,675)
Total Increase (Decrease)	774,385	345,170
Net Assets
Beginning of Period	6,140,203	5,795,033
End of Period	6,914,588	6,140,203

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Discretionary Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$321.00	$286.85	$256.97	$320.99	$246.86	$178.51
Investment Operations
Net Investment Income[1]	1.231	2.485	2.493	2.329	1.724	1.998
Net Realized and Unrealized Gain (Loss) on Investments	37.544	34.277	29.853	(63.227)	76.697	68.603
Total from Investment Operations	38.775	36.762	32.346	(60.898)	78.421	70.601
Distributions
Dividends from Net Investment Income	(1.485)	(2.612)	(2.466)	(3.122)	(4.291)	(2.251)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.485)	(2.612)	(2.466)	(3.122)	(4.291)	(2.251)
Net Asset Value, End of Period	$358.29	$321.00	$286.85	$256.97	$320.99	$246.86
Total Return	12.08%	12.89%	12.75%	-19.11%	32.39%	39.98%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,241	$5,543	$5,187	$4,638	$6,658	$4,026
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[2]	0.10%[2]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.67%	0.83%	0.99%	0.78%	0.60%	1.06%
Portfolio Turnover Rate[3]	2%	6%	11%	9%	8%	10%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Discretionary Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$166.16	$148.47	$133.01	$166.15	$127.78	$92.40
Investment Operations
Net Investment Income[1]	.637	1.279	1.287	1.211	.889	1.033
Net Realized and Unrealized Gain (Loss) on Investments	19.431	17.762	15.450	(32.737)	39.704	35.512
Total from Investment Operations	20.068	19.041	16.737	(31.526)	40.593	36.545
Distributions
Dividends from Net Investment Income	(.768)	(1.351)	(1.277)	(1.614)	(2.223)	(1.165)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.768)	(1.351)	(1.277)	(1.614)	(2.223)	(1.165)
Net Asset Value, End of Period	$185.46	$166.16	$148.47	$133.01	$166.15	$127.78
Total Return[2]	12.08%	12.90%	12.75%	-19.11%	32.39%	40.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$674	$597	$608	$523	$753	$437
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[3]	0.10%[3]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.67%	0.83%	0.98%	0.79%	0.60%	1.06%
Portfolio Turnover Rate[4]	2%	6%	11%	9%	8%	10%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Discretionary Index Fund
Notes to Financial Statements
Vanguard Consumer Discretionary Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may

Consumer Discretionary Index Fund
be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $200,000, representing less than 0.01% of the fund’s net assets and 0.08% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,904,194	—	—	6,904,194
Temporary Cash Investments	26,561	—	—	26,561
Total	6,930,755	—	—	6,930,755
Derivative Financial Instruments
Liabilities
Swap Contracts	—	(1)	—	(1)

Consumer Discretionary Index Fund
D.	As of February 28, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,570,504
Gross Unrealized Appreciation	1,825,051
Gross Unrealized Depreciation	(464,800)
Net Unrealized Appreciation (Depreciation)	1,360,251
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $555,197,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2025, the fund purchased $175,253,000 of investment securities and sold $165,706,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $315,410,000 and $275,829,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2025, such purchases were  $1,221,000 and sales were $16,938,000, resulting in net realized loss of $609,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	339,308[1]	930[1]	878,723	2,925
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(280,992)[1]	(780)[1]	(1,072,846)	(3,740)
Net Increase (Decrease)—ETF Shares	58,316	150	(194,123)	(815)
Admiral Shares
Issued	82,642	433	107,738	701
Issued in Lieu of Cash Distributions	2,354	13	4,514	29
Redeemed	(76,486)	(405)	(190,804)	(1,232)
Net Increase (Decrease)—Admiral Shares	8,510	41	(78,552)	(502)
1	Includes unsettled in-kind transactions as of February 28, 2025 for 100,000 issued shares and 100,000 redeemed shares valued at $35,899,000 and $38,871,000, respectively, which settled shortly afterwards.
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

Consumer Discretionary Index Fund
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Consumer Staples Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Beverages (18.1%)
	Coca-Cola Co.	9,477,755	674,911
	PepsiCo Inc.	2,717,186	417,007
*	Monster Beverage Corp.	2,237,492	122,279
	Keurig Dr Pepper Inc.	3,535,131	118,498
	Constellation Brands Inc. Class A	515,906	90,541
	Molson Coors Beverage Co. Class B	683,366	41,883
	Coca-Cola Consolidated Inc.	22,968	32,548
	Brown-Forman Corp. Class B	862,993	28,574
*	Celsius Holdings Inc.	910,261	23,385
*	Boston Beer Co. Inc. Class A	73,643	17,952
*	Vita Coco Co. Inc.	393,614	12,769
	National Beverage Corp.	259,213	10,324
	MGP Ingredients Inc.	170,202	5,572
			1,596,243
Consumer Staples Distribution & Retail (36.5%)
	Costco Wholesale Corp.	1,108,026	1,161,887
	Walmart Inc.	11,001,790	1,084,887
	Target Corp.	1,354,370	168,267
	Kroger Co.	2,073,933	134,432
	Sysco Corp.	1,518,974	114,743
*	US Foods Holding Corp.	801,667	57,463
	Dollar General Corp.	756,861	56,144
	Casey's General Stores Inc.	128,836	53,365
*	Dollar Tree Inc.	714,587	52,065
*	Sprouts Farmers Market Inc.	341,627	50,697
*	BJ's Wholesale Club Holdings Inc.	471,289	47,723
*	Performance Food Group Co.	559,573	47,642
	Albertsons Cos. Inc. Class A	1,580,079	33,245
	Walgreens Boots Alliance Inc.	3,036,614	32,431
*	Maplebear Inc.	611,384	25,122
*	United Natural Foods Inc.	559,055	17,772
	PriceSmart Inc.	198,151	17,713
*	Chefs' Warehouse Inc.	273,524	17,117
	Andersons Inc.	358,220	15,325
	Weis Markets Inc.	193,628	14,325
*	Grocery Outlet Holding Corp.	960,068	11,396
	Ingles Markets Inc. Class A	153,082	9,405
	SpartanNash Co.	374,033	7,552
			3,230,718
Food Products (15.6%)
	Mondelez International Inc. Class A	3,884,916	249,528
	General Mills Inc.	1,719,452	104,233
	Kraft Heinz Co.	2,889,933	88,750
	Hershey Co.	477,227	82,422
	Kellanova	898,427	74,480
	Archer-Daniels-Midland Co.	1,566,911	73,958
	McCormick & Co. Inc.	844,574	69,770
	Tyson Foods Inc. Class A	984,113	60,366
	Conagra Brands Inc.	1,785,929	45,613
	J M Smucker Co.	405,165	44,783
	Bunge Global SA	545,349	40,459
	Hormel Foods Corp.	1,228,204	35,163
	Ingredion Inc.	268,728	35,099
	Campbell's Co.	827,241	33,139
	Lamb Weston Holdings Inc.	567,490	29,436
*	Post Holdings Inc.	228,388	25,924
*	Darling Ingredients Inc.	705,449	25,460
*	Freshpet Inc.	211,709	22,659
	Flowers Foods Inc.	1,158,286	21,706

Consumer Staples Index Fund
		Shares	Market Value• ($000)
	Cal-Maine Foods Inc.	238,300	21,540
	Lancaster Colony Corp.	111,778	21,367
*	Simply Good Foods Co.	563,901	21,287
*	Pilgrim's Pride Corp.	344,006	18,711
	J & J Snack Foods Corp.	132,416	17,405
*	TreeHouse Foods Inc.	495,337	15,593
[1]	WK Kellogg Co.	761,486	15,093
	Fresh Del Monte Produce Inc.	451,266	13,759
*	Vital Farms Inc.	363,733	12,043
	Utz Brands Inc.	777,000	10,583
	Seaboard Corp.	3,221	9,026
	John B Sanfilippo & Son Inc.	99,775	7,051
*	Mission Produce Inc.	510,644	6,306
	B&G Foods Inc.	877,391	5,861
	Tootsie Roll Industries Inc.	159,570	4,945
	Calavo Growers Inc.	187,788	4,304
*	Seneca Foods Corp. Class A	52,415	4,256
*	Hain Celestial Group Inc.	999,746	3,579
*,1	Westrock Coffee Co.	417,587	2,664
*,1	Beyond Meat Inc.	677,053	2,140
			1,380,461
Household Products (17.9%)
	Procter & Gamble Co.	5,747,697	999,180
	Colgate-Palmolive Co.	2,278,093	207,694
	Kimberly-Clark Corp.	1,005,404	142,777
	Church & Dwight Co. Inc.	785,360	87,332
	Clorox Co.	357,597	55,925
	WD-40 Co.	85,063	20,298
	Spectrum Brands Holdings Inc.	218,374	16,911
	Energizer Holdings Inc.	534,090	16,412
	Reynolds Consumer Products Inc.	640,143	15,671
*	Central Garden & Pet Co. Class A	474,790	14,946
*	Central Garden & Pet Co.	115,897	4,090
			1,581,236
Personal Care Products (3.7%)
	Kenvue Inc.	5,814,488	137,222
	Estee Lauder Cos. Inc. Class A	800,103	57,535
*	BellRing Brands Inc.	500,528	36,679
*	e.l.f. Beauty Inc.	309,353	21,732
	Interparfums Inc.	135,499	18,824
*	Coty Inc. Class A	3,046,123	17,332
	Edgewell Personal Care Co.	498,241	15,680
*	Herbalife Ltd.	1,116,307	9,265
	Nu Skin Enterprises Inc. Class A	551,040	4,364
*	USANA Health Sciences Inc.	126,800	3,752
*	Olaplex Holdings Inc.	1,448,900	2,101
*	Medifast Inc.	118,531	1,702
*	Beauty Health Co.	914,803	1,345
			327,533
Tobacco (8.0%)
	Philip Morris International Inc.	2,632,917	408,839
	Altria Group Inc.	4,905,034	273,946
	Universal Corp.	273,402	14,657
	Turning Point Brands Inc.	196,324	13,802
			711,244
Total Common Stocks (Cost $7,415,686)			8,827,435

Consumer Staples Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 4.351% (Cost $11,520)	115,216	11,522
Total Investments (100.0%) (Cost $7,427,206)			8,838,957
Other Assets and Liabilities—Net (0.0%)			3,921
Net Assets (100.0%)			8,842,878
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,373,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $8,325,000 was received for securities on loan, of which $8,323,000 is held in Vanguard Market Liquidity Fund and $2,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Clorox Co.	8/29/25	BANA	9,383	(4.336)	43	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Staples Index Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $7,415,686)	8,827,435
Affiliated Issuers (Cost $11,520)	11,522
Total Investments in Securities	8,838,957
Investment in Vanguard	223
Cash	1,694
Cash Collateral Pledged—Over-the-Counter Swap Contracts	40
Receivables for Investment Securities Sold	309,093
Receivables for Accrued Income	6,026
Receivables for Capital Shares Issued	2,402
Unrealized Appreciation—Over-the-Counter Swap Contracts	43
Total Assets	9,158,478
Liabilities
Payables for Investment Securities Purchased	305,545
Collateral for Securities on Loan	8,325
Payables for Capital Shares Redeemed	1,448
Payables to Vanguard	282
Total Liabilities	315,600
Net Assets	8,842,878
1 Includes $7,373,000 of securities on loan.
At February 28, 2025, net assets consisted of:

Paid-in Capital	7,659,744
Total Distributable Earnings (Loss)	1,183,134
Net Assets	8,842,878

ETF Shares—Net Assets
Applicable to 33,178,029 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,458,380
Net Asset Value Per Share—ETF Shares	$224.80

Admiral™ Shares—Net Assets
Applicable to 12,490,771 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,384,498
Net Asset Value Per Share—Admiral Shares	$110.84

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Staples Index Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Dividends[1]	92,829
Interest[2]	59
Securities Lending—Net	1,048
Total Income	93,936
Expenses
The Vanguard Group—Note B
Investment Advisory Services	81
Management and Administrative—ETF Shares	2,772
Management and Administrative—Admiral Shares	568
Marketing and Distribution—ETF Shares	146
Marketing and Distribution—Admiral Shares	41
Custodian Fees	55
Shareholders’ Reports and Proxy Fees—ETF Shares	449
Shareholders’ Reports and Proxy Fees—Admiral Shares	28
Trustees’ Fees and Expenses	2
Other Expenses	13
Total Expenses	4,155
Net Investment Income	89,781
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	196,887
Swap Contracts	(238)
Realized Net Gain (Loss)	196,649
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	99,392
Swap Contracts	43
Change in Unrealized Appreciation (Depreciation)	99,435
Net Increase (Decrease) in Net Assets Resulting from Operations	385,865
1	Dividends are net of foreign withholding taxes of ($2,000).
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $57,000, $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $220,343,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Staples Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	89,781	205,120
Realized Net Gain (Loss)	196,649	322,547
Change in Unrealized Appreciation (Depreciation)	99,435	639,329
Net Increase (Decrease) in Net Assets Resulting from Operations	385,865	1,166,996
Distributions
ETF Shares	(83,112)	(175,104)
Admiral Shares	(15,739)	(33,095)
Total Distributions	(98,851)	(208,199)
Capital Share Transactions
ETF Shares	(43,815)	(477,157)
Admiral Shares	(5,324)	(40,751)
Net Increase (Decrease) from Capital Share Transactions	(49,139)	(517,908)
Total Increase (Decrease)	237,875	440,889
Net Assets
Beginning of Period	8,605,003	8,164,114
End of Period	8,842,878	8,605,003

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Staples Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$217.66	$192.42	$188.63	$187.61	$167.31	$154.72
Investment Operations
Net Investment Income[1]	2.283	5.155	4.909	4.356	4.385	3.992
Net Realized and Unrealized Gain (Loss) on Investments	7.383	25.308	3.705	.907	20.341	12.658
Total from Investment Operations	9.666	30.463	8.614	5.263	24.726	16.650
Distributions
Dividends from Net Investment Income	(2.526)	(5.223)	(4.824)	(4.243)	(4.427)	(4.060)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.526)	(5.223)	(4.824)	(4.243)	(4.427)	(4.060)
Net Asset Value, End of Period	$224.80	$217.66	$192.42	$188.63	$187.61	$167.31
Total Return	4.49%	16.19%	4.65%	2.83%	15.01%	11.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,458	$7,260	$6,940	$6,747	$5,908	$5,712
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[2]	0.10%[2]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.13%	2.63%	2.57%	2.27%	2.50%	2.58%
Portfolio Turnover Rate[3]	5%	9%	9%	5%	8%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Staples Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$107.32	$94.88	$93.01	$92.51	$82.50	$76.29
Investment Operations
Net Investment Income[1]	1.127	2.538	2.416	2.147	2.160	1.973
Net Realized and Unrealized Gain (Loss) on Investments	3.638	12.478	1.831	.448	10.032	6.239
Total from Investment Operations	4.765	15.016	4.247	2.595	12.192	8.212
Distributions
Dividends from Net Investment Income	(1.245)	(2.576)	(2.377)	(2.095)	(2.183)	(2.002)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.245)	(2.576)	(2.377)	(2.095)	(2.183)	(2.002)
Net Asset Value, End of Period	$110.84	$107.32	$94.88	$93.01	$92.51	$82.50
Total Return[2]	4.49%	16.19%	4.65%	2.85%	15.04%	11.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,384	$1,345	$1,224	$1,225	$846	$791
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[3]	0.10%[3]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.13%	2.62%	2.56%	2.27%	2.50%	2.59%
Portfolio Turnover Rate[4]	5%	9%	9%	5%	8%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Staples Index Fund
Notes to Financial Statements
Vanguard Consumer Staples Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may

Consumer Staples Index Fund
be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $223,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,827,435	—	—	8,827,435
Temporary Cash Investments	11,522	—	—	11,522
Total	8,838,957	—	—	8,838,957
Derivative Financial Instruments
Assets
Swap Contracts	—	43	—	43

Consumer Staples Index Fund
D.	As of February 28, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	7,443,761
Gross Unrealized Appreciation	2,134,124
Gross Unrealized Depreciation	(738,928)
Net Unrealized Appreciation (Depreciation)	1,395,196
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $435,774,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2025, the fund purchased $460,845,000 of investment securities and sold $471,506,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $410,946,000 and $464,260,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2025, such purchases were  $4,941,000 and sales were $2,393,000, resulting in net realized gain of $10,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	421,849[1]	1,940[1]	1,041,691[2]	5,115[2]
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(465,664)[1]	(2,115)[1]	(1,518,848)[2]	(7,830)[2]
Net Increase (Decrease)—ETF Shares	(43,815)	(175)	(477,157)	(2,715)
Admiral Shares
Issued	175,031	1,639	332,518[2]	3,462[2]
Issued in Lieu of Cash Distributions	14,021	131	29,441	308
Redeemed	(194,376)	(1,813)	(402,710)[2]	(4,135)[2]
Net Increase (Decrease)—Admiral Shares	(5,324)	(43)	(40,751)	(365)
1	Includes unsettled in-kind transactions as of February 28, 2025 for 960,000 issued shares and 930,000 redeemed shares valued at $213,295,000 and $210,434,000, respectively, which settled shortly afterwards.
2	Includes unsettled in-kind transactions as of August 31, 2024 for 1,290,000 issued shares and 1,275,000 redeemed shares valued at $280,162,000 and $272,639,000, respectively, which settled shortly afterwards.
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its

Consumer Staples Index Fund
prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Energy Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Coal & Consumable Fuels (0.6%)
	Core Natural Resources Inc.	291,573	21,649
*	Uranium Energy Corp.	2,443,296	13,682
	Peabody Energy Corp.	726,625	10,020
*,1	Centrus Energy Corp. Class A	98,056	8,897
*	Ur-Energy Inc.	818,062	784
			55,032
Integrated Oil & Gas (38.3%)
	Exxon Mobil Corp.	19,822,973	2,206,891
	Chevron Corp.	8,363,068	1,326,550
	Occidental Petroleum Corp.	2,848,847	139,138
			3,672,579
Oil & Gas Drilling (0.8%)
	Noble Corp. plc	709,490	18,376
	Patterson-UTI Energy Inc.	2,074,441	17,239
	Helmerich & Payne Inc.	558,489	14,806
*	Valaris Ltd.	358,331	12,792
*	Transocean Ltd. (XNYS)	4,129,265	12,181
*	Nabors Industries Ltd. (XNYS)	77,973	3,134
			78,528
Oil & Gas Equipment & Services (9.6%)
	Schlumberger NV	6,678,819	278,240
	Baker Hughes Co.	4,889,430	218,020
	Halliburton Co.	4,359,933	114,971
	TechnipFMC plc	2,157,030	63,503
	NOV Inc.	2,055,381	30,666
	ChampionX Corp.	1,004,279	29,928
	Weatherford International plc	378,642	23,442
	Archrock Inc.	855,429	23,199
	Cactus Inc. Class A	364,260	19,138
	Liberty Energy Inc.	891,207	15,391
*	Oceaneering International Inc.	587,244	12,972
*	Tidewater Inc.	273,223	12,464
	Kodiak Gas Services Inc.	226,456	9,738
*	Helix Energy Solutions Group Inc.	960,363	8,278
	Select Water Solutions Inc.	632,137	7,668
	Atlas Energy Solutions Inc.	345,687	6,699
*	Expro Group Holdings NV	560,813	6,668
*	Bristow Group Inc.	161,934	5,998
*	Innovex International Inc.	309,466	5,666
*	ProPetro Holding Corp.	667,490	5,634
	Core Laboratories Inc.	363,259	5,315
*	NPK International Inc.	733,914	4,477
	RPC Inc.	801,119	4,470
*	TETRA Technologies Inc.	1,152,004	4,366
*	DMC Global Inc.	324,657	2,753
*	Oil States International Inc.	143,711	782
			920,446
Oil & Gas Exploration & Production (25.9%)
	ConocoPhillips	6,349,607	629,563
	EOG Resources Inc.	2,756,570	349,919
	Hess Corp.	1,356,282	202,005
	Diamondback Energy Inc.	932,221	148,186
	Texas Pacific Land Corp.	97,187	138,778
	EQT Corp.	2,516,216	121,206
	Devon Energy Corp.	3,113,249	112,762
	Expand Energy Corp.	1,039,484	102,784
	Coterra Energy Inc.	3,686,775	99,506
	Ovintiv Inc. (XNYS)	1,326,685	57,658

Energy Index Fund
		Shares	Market Value• ($000)
*	Antero Resources Corp.	1,505,644	55,257
	Range Resources Corp.	1,241,420	46,081
	APA Corp.	1,884,137	39,002
	Permian Resources Corp.	2,684,814	37,829
	Chord Energy Corp.	320,054	36,582
	Matador Resources Co.	619,495	32,424
	Viper Energy Inc.	671,547	31,274
*	CNX Resources Corp.	808,430	23,364
	Magnolia Oil & Gas Corp. Class A	937,271	21,941
	Murphy Oil Corp.	762,240	20,192
	SM Energy Co.	615,189	20,123
	Northern Oil & Gas Inc.	510,518	16,081
	California Resources Corp.	355,667	15,870
	Civitas Resources Inc.	406,471	15,584
*	Gulfport Energy Corp.	84,621	14,369
	Crescent Energy Co. Class A	1,026,718	12,957
	Sitio Royalties Corp. Class A	507,220	10,144
*	Comstock Resources Inc.	554,925	9,978
*	Talos Energy Inc.	915,450	8,239
	Kimbell Royalty Partners LP	530,736	8,131
*	Kosmos Energy Ltd.	2,842,465	7,987
	Vitesse Energy Inc.	212,372	5,460
*	Vital Energy Inc.	190,188	5,080
	SandRidge Energy Inc.	358,879	4,199
	VAALCO Energy Inc.	930,154	3,721
	Granite Ridge Resources Inc.	632,134	3,711
	Riley Exploration Permian Inc.	115,148	3,634
[1]	HighPeak Energy Inc.	261,194	3,375
	Berry Corp.	782,275	3,184
	W&T Offshore Inc.	1,692,061	2,826
*	Sable Offshore Corp.	31,102	882
*	Ring Energy Inc.	574,182	735
*	Venture Global Inc. Class A	11,227	169
			2,482,752
Oil & Gas Refining & Marketing (8.2%)
	Phillips 66	2,037,685	264,267
	Marathon Petroleum Corp.	1,586,409	238,247
	Valero Energy Corp.	1,565,254	204,626
	HF Sinclair Corp.	838,637	29,579
	PBF Energy Inc. Class A	522,106	11,189
	World Kinect Corp.	371,183	11,113
	Delek US Holdings Inc.	439,845	7,169
*	Par Pacific Holdings Inc.	403,142	5,793
	CVR Energy Inc.	280,736	5,171
*	REX American Resources Corp.	132,619	5,122
*,1	Gevo Inc.	2,552,301	3,599
*	Clean Energy Fuels Corp.	1,603,910	3,272
*	Green Plains Inc.	497,096	2,918
*	Calumet Inc.	48,778	699
			792,764
Oil & Gas Storage & Transportation (16.1%)
	Williams Cos. Inc.	5,937,691	345,455
	ONEOK Inc.	3,030,548	304,237
	Kinder Morgan Inc.	9,762,249	264,557
	Cheniere Energy Inc.	1,108,143	253,277
	Targa Resources Corp.	1,024,377	206,637
	DTE Midstream LLC	505,003	48,526
	Antero Midstream Corp.	1,907,677	32,335
	Hess Midstream LP Class A	620,999	25,914
*	Plains GP Holdings LP Class A	1,076,406	23,251
	Kinetik Holdings Inc.	229,123	13,367
	International Seaways Inc.	245,064	8,168
*	NextDecade Corp.	987,984	8,121
[1]	New Fortress Energy Inc.	715,398	7,154
	Dorian LPG Ltd.	258,452	5,262
	Excelerate Energy Inc. Class A	164,308	5,041
			1,551,302
Total Common Stocks (Cost $8,469,981)			9,553,403

Energy Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 4.351% (Cost $6,949)	69,511	6,951
Total Investments (99.6%) (Cost $8,476,930)			9,560,354
Other Assets and Liabilities—Net (0.4%)			36,817
Net Assets (100.0%)			9,597,171
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,146,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $6,922,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
EQT Corp.	8/29/25	BANA	14,451	(4.336)	—	(1)
Occidental Petroleum Corp.	8/29/25	BANA	19,731	(4.331)	—	(10)
Schlumberger NV	8/29/25	BANA	11,290	(4.331)	—	(5)
					—	(16)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $8,469,981)	9,553,403
Affiliated Issuers (Cost $6,949)	6,951
Total Investments in Securities	9,560,354
Investment in Vanguard	247
Cash Collateral Pledged—Over-the-Counter Swap Contracts	2,010
Receivables for Investment Securities Sold	140,009
Receivables for Accrued Income	47,107
Receivables for Capital Shares Issued	1,062
Total Assets	9,750,789
Liabilities
Due to Custodian	2,037
Payables for Investment Securities Purchased	142,187
Collateral for Securities on Loan	6,922
Payables for Capital Shares Redeemed	2,148
Payables to Vanguard	308
Unrealized Depreciation—Over-the-Counter Swap Contracts	16
Total Liabilities	153,618
Net Assets	9,597,171
1 Includes $6,146,000 of securities on loan.
At February 28, 2025, net assets consisted of:

Paid-in Capital	9,800,362
Total Distributable Earnings (Loss)	(203,191)
Net Assets	9,597,171

ETF Shares—Net Assets
Applicable to 61,743,839 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,814,141
Net Asset Value Per Share—ETF Shares	$126.56

Admiral™ Shares—Net Assets
Applicable to 28,202,211 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,783,030
Net Asset Value Per Share—Admiral Shares	$63.22

See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Dividends	145,179
Interest[1]	801
Securities Lending—Net	220
Total Income	146,200
Expenses
The Vanguard Group—Note B
Investment Advisory Services	91
Management and Administrative—ETF Shares	3,093
Management and Administrative—Admiral Shares	773
Marketing and Distribution—ETF Shares	183
Marketing and Distribution—Admiral Shares	54
Custodian Fees	15
Shareholders’ Reports and Proxy Fees—ETF Shares	473
Shareholders’ Reports and Proxy Fees—Admiral Shares	22
Trustees’ Fees and Expenses	3
Other Expenses	13
Total Expenses	4,720
Net Investment Income	141,480
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	238,110
Swap Contracts	6,794
Realized Net Gain (Loss)	244,904
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(315,281)
Swap Contracts	(408)
Change in Unrealized Appreciation (Depreciation)	(315,689)
Net Increase (Decrease) in Net Assets Resulting from Operations	70,695
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $799,000, ($1,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $307,316,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	141,480	321,076
Realized Net Gain (Loss)	244,904	542,952
Change in Unrealized Appreciation (Depreciation)	(315,689)	(350,441)
Net Increase (Decrease) in Net Assets Resulting from Operations	70,695	513,587
Distributions
ETF Shares	(126,553)	(257,624)
Admiral Shares	(28,003)	(55,114)
Total Distributions	(154,556)	(312,738)
Capital Share Transactions
ETF Shares	(444,830)	(284,275)
Admiral Shares	46,486	(177,490)
Net Increase (Decrease) from Capital Share Transactions	(398,344)	(461,765)
Total Increase (Decrease)	(482,205)	(260,916)
Net Assets
Beginning of Period	10,079,376	10,340,292
End of Period	9,597,171	10,079,376

See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$127.39	$124.62	$113.45	$67.99	$47.90	$75.75
Investment Operations
Net Investment Income[1]	1.845	3.930	4.205	3.625	2.802	2.957
Net Realized and Unrealized Gain (Loss) on Investments	(.657)	2.670	11.554	45.526	19.789	(28.064)
Total from Investment Operations	1.188	6.600	15.759	49.151	22.591	(25.107)
Distributions
Dividends from Net Investment Income	(2.018)	(3.830)	(4.589)	(3.691)	(2.501)	(2.743)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.018)	(3.830)	(4.589)	(3.691)	(2.501)	(2.743)
Net Asset Value, End of Period	$126.56	$127.39	$124.62	$113.45	$67.99	$47.90
Total Return	1.03%	5.37%	14.51%	74.07%	48.07%	-33.87%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,814	$8,331	$8,440	$7,862	$4,806	$2,720
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[2]	0.10%[2]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.91%	3.16%	3.58%	3.80%	4.54%	4.91%
Portfolio Turnover Rate[3]	4%	8%	9%	6%	5%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$63.64	$62.25	$56.67	$33.97	$23.93	$37.84
Investment Operations
Net Investment Income[1]	.930	1.956	2.095	1.829	1.435	1.461
Net Realized and Unrealized Gain (Loss) on Investments	(.341)	1.347	5.777	22.715	9.855	(14.001)
Total from Investment Operations	.589	3.303	7.872	24.544	11.290	(12.540)
Distributions
Dividends from Net Investment Income	(1.009)	(1.913)	(2.292)	(1.844)	(1.250)	(1.370)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.009)	(1.913)	(2.292)	(1.844)	(1.250)	(1.370)
Net Asset Value, End of Period	$63.22	$63.64	$62.25	$56.67	$33.97	$23.93
Total Return[2]	1.02%	5.39%	14.58%	73.97%	48.18%	-33.82%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,783	$1,749	$1,900	$1,944	$1,100	$407
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[3]	0.10%[3]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.94%	3.15%	3.57%	3.83%	4.52%	4.84%
Portfolio Turnover Rate[4]	4%	8%	9%	6%	5%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund
Notes to Financial Statements
Vanguard Energy Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2025, the fund’s average amounts of investments in total return swaps represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the

Energy Index Fund
committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $247,000, representing less than 0.01% of the fund’s net assets and 0.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,553,403	—	—	9,553,403
Temporary Cash Investments	6,951	—	—	6,951
Total	9,560,354	—	—	9,560,354
Derivative Financial Instruments
Liabilities
Swap Contracts	—	(16)	—	(16)

Energy Index Fund
D.	As of February 28, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,521,670
Gross Unrealized Appreciation	1,645,930
Gross Unrealized Depreciation	(607,246)
Net Unrealized Appreciation (Depreciation)	1,038,684
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $1,539,974,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2025, the fund purchased $493,321,000 of investment securities and sold $429,974,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $479,635,000 and $940,582,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2025, such purchases were  $5,001,000 and sales were $1,523,000, resulting in net realized loss of $2,916,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	497,499	3,923	1,485,424	11,944
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(942,329)	(7,575)	(1,769,699)	(14,275)
Net Increase (Decrease)—ETF Shares	(444,830)	(3,652)	(284,275)	(2,331)
Admiral Shares
Issued	298,831	4,706	405,202	6,475
Issued in Lieu of Cash Distributions	25,106	420	48,788	779
Redeemed	(277,451)	(4,401)	(631,480)	(10,302)
Net Increase (Decrease)—Admiral Shares	46,486	725	(177,490)	(3,048)
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

Energy Index Fund
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Financials Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.1%)
Banks (26.9%)
	JPMorgan Chase & Co.	4,633,634	1,226,291
	Bank of America Corp.	11,273,575	519,712
	Wells Fargo & Co.	5,413,282	423,968
	Citigroup Inc.	3,112,992	248,884
	PNC Financial Services Group Inc.	653,050	125,333
	US Bancorp	2,567,447	120,413
	Truist Financial Corp.	2,185,675	101,306
	M&T Bank Corp.	273,084	52,356
	Fifth Third Bancorp	1,104,221	48,000
	Huntington Bancshares Inc.	2,390,960	39,379
	Regions Financial Corp.	1,497,124	35,497
	Citizens Financial Group Inc.	725,836	33,222
	First Citizens BancShares Inc. Class A	16,033	32,837
	KeyCorp	1,529,517	26,491
	East West Bancorp Inc.	228,545	21,582
	First Horizon Corp.	873,858	18,823
	SouthState Corp.	165,928	16,726
	Webster Financial Corp.	281,456	15,852
	Western Alliance Bancorp	172,548	14,998
	Pinnacle Financial Partners Inc.	127,066	14,519
	Comerica Inc.	216,776	13,945
	Cullen / Frost Bankers Inc.	100,428	13,762
	Commerce Bancshares Inc.	210,601	13,700
	Wintrust Financial Corp.	109,331	13,608
	Zions Bancorp NA	244,047	13,188
	UMB Financial Corp.	118,687	13,095
	Old National Bancorp	527,534	12,529
	Synovus Financial Corp.	234,173	12,149
	Prosperity Bancshares Inc.	157,515	12,091
	Popular Inc.	117,656	11,816
	Cadence Bank	302,814	10,041
	Home BancShares Inc.	311,392	9,326
	Columbia Banking System Inc.	345,957	9,247
	Glacier Bancorp Inc.	185,377	9,054
	FNB Corp.	596,203	8,848
	Bank OZK	177,805	8,536
	Valley National Bancorp	829,874	8,166
	United Bankshares Inc.	224,099	8,099
	Hancock Whitney Corp.	141,391	8,078
	ServisFirst Bancshares Inc.	84,819	7,752
	First Financial Bankshares Inc.	198,449	7,474
	Ameris Bancorp	109,210	7,053
	Associated Banc-Corp.	274,018	6,809
	United Community Banks Inc.	197,867	6,377
	International Bancshares Corp.	91,348	6,120
	Flagstar Financial Inc.	509,542	6,114
*	Texas Capital Bancshares Inc.	75,548	5,980
	Fulton Financial Corp.	298,065	5,908
*	Axos Financial Inc.	88,320	5,900
	Eastern Bankshares Inc.	315,904	5,652
	First Hawaiian Inc.	208,947	5,623
	Community Financial System Inc.	86,374	5,467
	Atlantic Union Bankshares Corp.	149,455	5,331
	WSFS Financial Corp.	98,004	5,321
	Cathay General Bancorp	112,383	5,276
	First BanCorp (XNYS)	266,886	5,196
	Independent Bank Corp. (XNGS)	70,761	4,851
	First Interstate BancSystem Inc. Class A	154,977	4,758
	Bank of Hawaii Corp.	65,022	4,696
	Simmons First National Corp. Class A	210,120	4,616

Financials Index Fund
		Shares	Market Value• ($000)
	CVB Financial Corp.	227,882	4,596
	BankUnited Inc.	121,646	4,571
	Park National Corp.	26,317	4,380
	Towne Bank	118,290	4,363
	First Merchants Corp.	97,500	4,270
	First Financial Bancorp	155,562	4,264
	BancFirst Corp.	34,934	4,170
*	Bancorp Inc.	73,830	4,121
	Seacoast Banking Corp. of Florida	142,568	4,032
	BOK Financial Corp.	36,532	3,981
	WaFd Inc.	133,582	3,953
	WesBanco Inc.	111,216	3,900
	Banner Corp.	55,897	3,856
	Renasant Corp.	105,314	3,812
	Pacific Premier Bancorp Inc.	156,604	3,741
	Provident Financial Services Inc.	201,517	3,678
	NBT Bancorp Inc.	76,804	3,667
	Enterprise Financial Services Corp.	60,933	3,600
	Stock Yards Bancorp Inc.	48,991	3,569
	Trustmark Corp.	94,841	3,470
	Banc of California Inc.	231,997	3,450
	OFG Bancorp	75,981	3,228
	FB Financial Corp.	61,059	3,085
	Pathward Financial Inc.	39,526	3,064
	City Holding Co.	24,204	2,880
	First Bancorp / Southern Pines NC	67,106	2,816
	Lakeland Financial Corp.	42,116	2,797
	First Commonwealth Financial Corp.	168,514	2,770
	Nicolet Bankshares Inc.	22,653	2,715
*	Customers Bancorp Inc.	48,998	2,646
	Northwest Bancshares Inc.	207,263	2,616
	National Bank Holdings Corp. Class A	61,462	2,573
	Hilltop Holdings Inc.	79,382	2,539
*	Triumph Financial Inc.	36,154	2,489
	S&T Bancorp Inc.	61,720	2,482
	Stellar Bancorp Inc.	83,872	2,440
	Veritex Holdings Inc.	88,722	2,337
	Sandy Spring Bancorp Inc.	73,051	2,335
	Westamerica BanCorp	43,876	2,287
	TriCo Bancshares	51,713	2,261
	First Busey Corp.	92,500	2,219
	German American Bancorp Inc.	55,537	2,217
*	Coastal Financial Corp.	21,856	2,158
	Hope Bancorp Inc.	196,151	2,142
	Dime Community Bancshares Inc.	67,673	2,098
	QCR Holdings Inc.	27,397	2,064
	Berkshire Hills Bancorp Inc.	69,967	1,993
	1st Source Corp.	30,208	1,960
	Preferred Bank	21,147	1,877
	Live Oak Bancshares Inc.	58,875	1,873
	Origin Bancorp Inc.	47,779	1,850
	Peoples Bancorp Inc.	57,766	1,849
	First Bancshares Inc.	49,378	1,761
	OceanFirst Financial Corp.	96,743	1,742
	Brookline Bancorp Inc.	145,642	1,719
	Bank First Corp.	15,953	1,671
	Premier Financial Corp.	58,519	1,641
	ConnectOne Bancorp Inc.	60,770	1,551
	Univest Financial Corp.	47,916	1,464
	Heritage Financial Corp.	57,407	1,451
	Southside Bancshares Inc.	46,018	1,415
	Tompkins Financial Corp.	20,342	1,401
	Community Trust Bancorp Inc.	25,022	1,366
	Burke & Herbert Financial Services Corp.	21,865	1,363
*	NB Bancorp Inc.	68,837	1,330
	Old Second Bancorp Inc.	71,738	1,316
	Central Pacific Financial Corp.	44,065	1,280
	Business First Bancshares Inc.	47,743	1,267
	First Mid Bancshares Inc.	33,019	1,258
	Amerant Bancorp Inc.	54,556	1,253

Financials Index Fund
		Shares	Market Value• ($000)
	Capitol Federal Financial Inc.	210,964	1,249
	Byline Bancorp Inc.	43,365	1,238
	Mercantile Bank Corp.	25,425	1,226
	Horizon Bancorp Inc.	71,015	1,210
	Hanmi Financial Corp.	49,722	1,194
	Independent Bank Corp.	34,148	1,160
	Camden National Corp.	26,186	1,152
	First Community Bankshares Inc.	27,316	1,146
*	CrossFirst Bankshares Inc.	71,140	1,138
	Eagle Bancorp Inc.	48,583	1,130
	Equity Bancshares Inc. Class A	25,129	1,079
	Heritage Commerce Corp.	99,345	1,054
	TrustCo Bank Corp. NY	31,073	1,026
	Amalgamated Financial Corp.	31,596	1,025
	Washington Trust Bancorp Inc.	31,041	997
*	Metropolitan Bank Holding Corp.	16,011	968
	First Financial Corp.	18,507	957
	Southern Missouri Bancorp Inc.	16,263	948
	Great Southern Bancorp Inc.	15,987	943
	Farmers National Banc Corp.	61,434	890
	HomeTrust Bancshares Inc.	24,129	886
	Capital City Bank Group Inc.	23,466	871
	CNB Financial Corp.	34,451	860
	Peapack-Gladstone Financial Corp.	26,215	848
	SmartFinancial Inc.	23,483	815
	Northfield Bancorp Inc.	68,943	812
	Bar Harbor Bankshares	24,976	802
	Mid Penn Bancorp Inc.	27,992	795
	Flushing Financial Corp.	53,103	761
	Arrow Financial Corp.	27,860	753
	HarborOne Bancorp Inc.	63,431	735
	South Plains Financial Inc.	20,279	715
*	Carter Bankshares Inc.	39,062	677
	Midland States Bancorp Inc.	34,549	670
	Kearny Financial Corp.	94,851	663
[1]	Hingham Institution for Savings	2,473	642
	Bank of Marin Bancorp	24,278	592
	First Foundation Inc.	114,173	581
			3,687,302
Capital Markets (23.6%)
	Goldman Sachs Group Inc.	516,711	321,544
	S&P Global Inc.	522,558	278,910
	Morgan Stanley	1,988,810	264,731
	Blackrock Inc.	242,179	236,798
	Charles Schwab Corp.	2,835,277	225,490
	Blackstone Inc.	1,188,494	191,538
	Intercontinental Exchange Inc.	944,687	163,648
	CME Group Inc.	593,194	150,535
	KKR & Co. Inc.	1,023,059	138,717
	Moody's Corp.	268,465	135,290
	Bank of New York Mellon Corp.	1,181,183	105,066
	Ameriprise Financial Inc.	159,696	85,805
	MSCI Inc.	128,998	76,175
*	Coinbase Global Inc. Class A	320,453	69,096
	Nasdaq Inc.	709,262	58,713
	Ares Management Corp. Class A	310,113	53,011
*	Robinhood Markets Inc. Class A	1,007,804	50,491
	Raymond James Financial Inc.	320,297	49,540
	State Street Corp.	482,480	47,876
	LPL Financial Holdings Inc.	123,148	45,779
	T Rowe Price Group Inc.	366,018	38,695
	Interactive Brokers Group Inc. Class A	178,891	36,565
	Cboe Global Markets Inc.	172,591	36,382
	Northern Trust Corp.	326,314	35,966
	FactSet Research Systems Inc.	62,524	28,870
	Tradeweb Markets Inc. Class A	191,459	25,918
	Blue Owl Capital Inc.	889,384	19,148
	Carlyle Group Inc.	381,844	19,031
	Stifel Financial Corp.	168,943	17,940

Financials Index Fund
		Shares	Market Value• ($000)
	Jefferies Financial Group Inc.	254,047	16,818
	Houlihan Lokey Inc.	88,825	15,398
	SEI Investments Co.	180,556	14,454
	Evercore Inc. Class A	59,563	14,402
	Morningstar Inc.	45,803	14,369
	MarketAxess Holdings Inc.	61,778	11,910
	Hamilton Lane Inc. Class A	65,461	10,233
	Invesco Ltd.	552,316	9,605
	Franklin Resources Inc.	472,121	9,560
	Janus Henderson Group plc	208,147	8,784
	Affiliated Managers Group Inc.	49,859	8,518
	Piper Sandler Cos.	29,055	8,415
	Moelis & Co. Class A	115,409	8,152
	Lazard Inc.	147,637	7,404
	TPG Inc.	128,960	7,113
	StepStone Group Inc. Class A	108,072	6,502
	PJT Partners Inc. Class A	36,661	5,839
	BGC Group Inc. Class A	585,687	5,798
*	StoneX Group Inc.	46,894	5,659
	Federated Hermes Inc.	128,076	4,963
	Virtu Financial Inc. Class A	135,169	4,942
	Artisan Partners Asset Management Inc. Class A	116,428	4,916
	Victory Capital Holdings Inc. Class A	69,079	4,424
	Cohen & Steers Inc.	45,669	3,991
	DigitalBridge Group Inc.	283,707	3,226
*	Donnelley Financial Solutions Inc.	45,676	2,264
	Perella Weinberg Partners	89,159	2,060
	Virtus Investment Partners Inc.	10,839	2,035
	WisdomTree Inc.	189,825	1,731
	Acadian Asset Management Inc.	49,134	1,212
	P10 Inc. Class A	66,390	848
*	Open Lending Corp.	165,134	806
	Diamond Hill Investment Group Inc.	4,458	652
	Oppenheimer Holdings Inc. Class A	9,817	648
	Bridge Investment Group Holdings Inc. Class A	61,297	643
[1]	B Riley Financial Inc.	28,198	180
	Associated Capital Group Inc. Class A	4,649	173
			3,235,915
Consumer Finance (4.6%)
	American Express Co.	927,454	279,127
	Capital One Financial Corp.	627,468	125,839
	Discover Financial Services	413,694	80,749
	Synchrony Financial	640,977	38,894
*	SoFi Technologies Inc.	1,697,416	24,562
	Ally Financial Inc.	451,618	16,755
	OneMain Holdings Inc.	197,067	10,590
	SLM Corp.	332,047	10,024
*	Upstart Holdings Inc.	135,327	9,022
	FirstCash Holdings Inc.	65,767	7,384
*	Credit Acceptance Corp.	10,951	5,392
*	Enova International Inc.	43,307	4,475
	Bread Financial Holdings Inc.	81,091	4,379
	Nelnet Inc. Class A	23,248	2,845
*	LendingClub Corp.	185,695	2,375
	PROG Holdings Inc.	68,848	1,953
	Navient Corp.	135,636	1,941
*	Encore Capital Group Inc.	38,333	1,446
*	PRA Group Inc.	60,631	1,269
*	EZCorp. Inc. Class A	84,882	1,168
*	Moneylion Inc.	13,039	1,136
*	LendingTree Inc.	18,631	753
*	World Acceptance Corp.	5,538	747
*	NerdWallet Inc. Class A	64,636	659
*	Green Dot Corp. Class A	77,844	596
			634,080
Financial Services (25.1%)
*	Berkshire Hathaway Inc. Class B	2,190,317	1,125,451
	Mastercard Inc. Class A	1,349,109	777,505
	Visa Inc. Class A	1,761,206	638,807

Financials Index Fund
		Shares	Market Value• ($000)
*	Fiserv Inc.	936,433	220,708
*	PayPal Holdings Inc.	1,567,905	111,400
	Apollo Global Management Inc.	652,102	97,339
	Fidelity National Information Services Inc.	886,154	63,023
*	Block Inc. (XNYS)	913,058	59,623
	Global Payments Inc.	418,451	44,054
*	Corpay Inc.	109,069	40,034
	Equitable Holdings Inc.	516,180	28,400
*	Toast Inc. Class A	659,368	25,452
*	Affirm Holdings Inc.	396,626	25,444
	Jack Henry & Associates Inc.	120,215	20,868
	Corebridge Financial Inc.	419,161	14,536
*	Mr. Cooper Group Inc.	105,352	11,838
	Voya Financial Inc.	158,626	11,462
	Jackson Financial Inc. Class A	121,889	11,169
*	WEX Inc.	65,619	10,309
	MGIC Investment Corp.	417,759	10,281
	Essent Group Ltd.	174,176	10,036
*	Shift4 Payments Inc. Class A	100,476	9,922
	Radian Group Inc.	246,688	8,118
*	Euronet Worldwide Inc.	68,269	6,995
	Western Union Co.	550,973	5,967
*	Remitly Global Inc.	245,024	5,881
	HA Sustainable Infrastructure Capital Inc.	195,596	5,619
	PennyMac Financial Services Inc.	50,389	5,223
	Walker & Dunlop Inc.	55,127	4,723
*	NMI Holdings Inc.	124,437	4,534
*	Payoneer Global Inc.	471,311	4,030
	EVERTEC Inc.	104,129	3,888
	Federal Agricultural Mortgage Corp. Class C	15,395	3,219
*	Rocket Cos. Inc. Class A	229,566	3,214
*	NCR Atleos Corp.	112,211	3,191
*	Marqeta Inc. Class A	694,868	2,904
	Compass Diversified Holdings	111,047	2,431
*	AvidXchange Holdings Inc.	279,630	2,125
*	Flywire Corp.	182,859	2,085
	Cannae Holdings Inc.	91,960	1,843
	Merchants Bancorp	33,888	1,380
*	Sezzle Inc.	4,560	1,364
	UWM Holdings Corp.	211,446	1,328
*	Repay Holdings Corp.	131,507	948
	Cass Information Systems Inc.	21,345	933
*	Cantaloupe Inc.	95,033	933
*	Paymentus Holdings Inc. Class A	32,350	886
*	International Money Express Inc.	45,082	691
			3,452,114
Insurance (16.2%)
	Progressive Corp.	964,102	271,877
	Marsh & McLennan Cos. Inc.	808,130	192,206
	Chubb Ltd.	630,086	179,877
	Arthur J Gallagher & Co.	411,319	138,919
	Aon plc Class A (XNYS)	320,304	131,043
	Travelers Cos. Inc.	373,615	96,576
	Aflac Inc.	868,406	95,064
	Allstate Corp.	435,741	86,778
	American International Group Inc.	1,026,720	85,156
	MetLife Inc.	968,921	83,502
	Prudential Financial Inc.	586,099	67,460
	Arch Capital Group Ltd.	619,799	57,585
	Hartford Insurance Group Inc.	477,045	56,425
	Willis Towers Watson plc	165,743	56,295
	Brown & Brown Inc.	400,015	47,418
*	Markel Group Inc.	21,173	40,937
	Cincinnati Financial Corp.	257,030	37,992
	Principal Financial Group Inc.	376,603	33,533
	W R Berkley Corp.	500,985	31,602
	Fidelity National Financial Inc.	428,223	27,633
	Loews Corp.	304,333	26,377
	Everest Group Ltd.	70,584	24,932

Financials Index Fund
		Shares	Market Value• ($000)
	Unum Group	285,314	23,478
	Reinsurance Group of America Inc.	108,440	21,980
	RenaissanceRe Holdings Ltd.	85,383	20,289
	Erie Indemnity Co. Class A	41,981	17,971
	Globe Life Inc.	138,180	17,608
	Assurant Inc.	84,431	17,552
	Primerica Inc.	54,941	15,933
	Kinsale Capital Group Inc.	36,444	15,738
	Old Republic International Corp.	396,258	15,260
	American Financial Group Inc.	117,786	14,874
	Axis Capital Holdings Ltd.	130,687	12,661
	Ryan Specialty Holdings Inc.	175,051	12,252
	First American Financial Corp.	169,020	11,103
	Lincoln National Corp.	281,558	10,981
	RLI Corp.	136,434	10,381
	Hanover Insurance Group Inc.	59,366	10,124
	Selective Insurance Group Inc.	100,389	8,638
	White Mountains Insurance Group Ltd.	4,253	7,866
	Kemper Corp.	105,129	7,105
	CNO Financial Group Inc.	169,514	7,067
	Assured Guaranty Ltd.	79,751	6,965
*	Enstar Group Ltd.	19,999	6,656
*	Brighthouse Financial Inc.	97,114	5,760
*	Palomar Holdings Inc.	43,915	5,650
*	Genworth Financial Inc.	696,308	4,839
	Goosehead Insurance Inc. Class A	37,675	4,642
*	Baldwin Insurance Group Inc.	112,350	4,622
*	Oscar Health Inc. Class A	280,579	4,099
	Stewart Information Services Corp.	44,950	3,200
*	Lemonade Inc.	88,013	3,199
*	Skyward Specialty Insurance Group Inc.	59,581	3,099
	Horace Mann Educators Corp.	66,835	2,829
*	SiriusPoint Ltd.	175,803	2,697
	Mercury General Corp.	45,228	2,439
	Employers Holdings Inc.	41,612	2,155
*	Trupanion Inc.	55,167	1,905
	HCI Group Inc.	14,245	1,875
	Safety Insurance Group Inc.	24,396	1,857
*	Root Inc. Class A	12,974	1,754
	AMERISAFE Inc.	31,482	1,620
*	Hamilton Insurance Group Ltd. Class B	74,235	1,452
*	ProAssurance Corp.	82,742	1,294
	Universal Insurance Holdings Inc.	44,826	994
	United Fire Group Inc.	34,755	976
	Tiptree Inc.	39,136	886
*	Hippo Holdings Inc.	26,352	757
*	Ambac Financial Group Inc.	76,460	742
*	Bowhead Specialty Holdings Inc.	21,251	715
*	Greenlight Capital Re Ltd. Class A	45,884	639
	Donegal Group Inc. Class A	26,740	468
	James River Group Holdings Ltd.	61,312	303
			2,229,136
Mortgage Real Estate Investment Trusts (REITs) (0.7%)
	Annaly Capital Management Inc.	922,926	20,267
[1]	AGNC Investment Corp.	1,456,949	15,196
	Starwood Property Trust Inc.	527,728	10,829
	Rithm Capital Corp.	860,735	10,458
	Blackstone Mortgage Trust Inc. Class A	268,141	5,572
[1]	Arbor Realty Trust Inc.	307,593	3,796
	Two Harbors Investment Corp.	168,728	2,393
	Ladder Capital Corp.	191,114	2,268
	Apollo Commercial Real Estate Finance Inc.	219,077	2,219
	Ellington Financial Inc.	151,168	2,169
	PennyMac Mortgage Investment Trust	140,524	2,059
	Chimera Investment Corp.	131,103	1,866
	Ready Capital Corp.	268,824	1,863
	Dynex Capital Inc.	131,763	1,854
	Franklin BSP Realty Trust Inc. REIT	135,369	1,834
	MFA Financial Inc. REIT	166,754	1,774

Financials Index Fund
		Shares	Market Value• ($000)
	ARMOUR Residential REIT Inc.	92,578	1,764
	Redwood Trust Inc.	214,952	1,436
	Brightspire Capital Inc.	214,879	1,339
	Orchid Island Capital Inc.	141,196	1,207
	KKR Real Estate Finance Trust Inc.	96,100	1,066
	New York Mortgage Trust Inc.	149,481	1,048
	TPG RE Finance Trust Inc.	115,745	999
	Invesco Mortgage Capital Inc. REIT	96,510	848
	Claros Mortgage Trust Inc.	182,302	425
	Ares Commercial Real Estate Corp.	80,657	394
			96,943
Total Common Stocks (Cost $9,435,279)			13,335,490
Temporary Cash Investments (2.5%)
Money Market Fund (2.5%)
[2,3]	Vanguard Market Liquidity Fund, 4.351% (Cost $340,176)	3,402,204	340,220
Total Investments (99.6%) (Cost $9,775,455)			13,675,710
Other Assets and Liabilities—Net (0.4%)			59,414
Net Assets (100.0%)			13,735,124
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,231,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $4,460,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Visa Inc. Class A	8/29/25	BANA	27,203	(4.505)	—	—
Visa Inc. Class A	1/30/26	CITNA	293,795	(4.486)	—	(419)
Visa Inc. Class A	1/30/26	CITNA	52,593	(4.481)	—	(25)
Visa Inc. Class A	1/30/26	CITNA	19,949	(4.486)	—	(25)
					—	(469)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
At February 28, 2025, the counterparties had deposited in segregated accounts securities with a value of $12,774,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $9,435,279)	13,335,490
Affiliated Issuers (Cost $340,176)	340,220
Total Investments in Securities	13,675,710
Investment in Vanguard	354
Receivables for Investment Securities Sold	111,848
Receivables for Accrued Income	12,274
Receivables for Capital Shares Issued	5,835
Total Assets	13,806,021
Liabilities
Due to Custodian	174
Payables for Investment Securities Purchased	64,679
Collateral for Securities on Loan	4,460
Payables for Capital Shares Redeemed	680
Payables to Vanguard	435
Unrealized Depreciation—Over-the-Counter Swap Contracts	469
Total Liabilities	70,897
Net Assets	13,735,124
1 Includes $4,231,000 of securities on loan.
At February 28, 2025, net assets consisted of:

Paid-in Capital	10,622,642
Total Distributable Earnings (Loss)	3,112,482
Net Assets	13,735,124

ETF Shares—Net Assets
Applicable to 100,305,890 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,653,663
Net Asset Value Per Share—ETF Shares	$126.15

Admiral™ Shares—Net Assets
Applicable to 17,105,529 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,081,461
Net Asset Value Per Share—Admiral Shares	$63.22

See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Dividends	108,310
Interest[1]	5,173
Securities Lending—Net	171
Total Income	113,654
Expenses
The Vanguard Group—Note B
Investment Advisory Services	121
Management and Administrative—ETF Shares	4,624
Management and Administrative—Admiral Shares	406
Marketing and Distribution—ETF Shares	246
Marketing and Distribution—Admiral Shares	30
Custodian Fees	2
Shareholders’ Reports and Proxy Fees—ETF Shares	507
Shareholders’ Reports and Proxy Fees—Admiral Shares	15
Trustees’ Fees and Expenses	3
Other Expenses	13
Total Expenses	5,967
Net Investment Income	107,687
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	129,770
Swap Contracts	65,502
Realized Net Gain (Loss)	195,272
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,386,162
Swap Contracts	(828)
Change in Unrealized Appreciation (Depreciation)	1,385,334
Net Increase (Decrease) in Net Assets Resulting from Operations	1,688,293
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,166,000, less than $1,000, and $27,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $130,529,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	107,687	183,019
Realized Net Gain (Loss)	195,272	551,653
Change in Unrealized Appreciation (Depreciation)	1,385,334	2,217,561
Net Increase (Decrease) in Net Assets Resulting from Operations	1,688,293	2,952,233
Distributions
ETF Shares	(114,341)	(185,098)
Admiral Shares	(9,519)	(14,613)
Total Distributions	(123,860)	(199,711)
Capital Share Transactions
ETF Shares	1,032,708	(1,079,766)
Admiral Shares	118,596	(28,028)
Net Increase (Decrease) from Capital Share Transactions	1,151,304	(1,107,794)
Total Increase (Decrease)	2,715,737	1,644,728
Net Assets
Beginning of Period	11,019,387	9,374,659
End of Period	13,735,124	11,019,387

See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$110.81	$83.49	$81.31	$94.79	$61.18	$67.31
Investment Operations
Net Investment Income[1]	1.043	1.778	1.924	1.852	1.676	1.652
Net Realized and Unrealized Gain (Loss) on Investments	15.507	27.448	2.219	(13.457)	33.519	(6.081)
Total from Investment Operations	16.550	29.226	4.143	(11.605)	35.195	(4.429)
Distributions
Dividends from Net Investment Income	(1.210)	(1.906)	(1.963)	(1.875)	(1.585)	(1.701)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.210)	(1.906)	(1.963)	(1.875)	(1.585)	(1.701)
Net Asset Value, End of Period	$126.15	$110.81	$83.49	$81.31	$94.79	$61.18
Total Return	15.07%	35.49%	5.27%	-12.43%	58.26%	-6.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,654	$10,177	$8,711	$8,676	$10,946	$6,140
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[2]	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.68%	1.89%	2.34%	2.03%	2.09%	2.53%
Portfolio Turnover Rate[3]	3%	5%	20%	6%	4%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$55.53	$41.84	$40.75	$47.51	$30.66	$33.73
Investment Operations
Net Investment Income[1]	.523	.892	.962	.931	.841	.828
Net Realized and Unrealized Gain (Loss) on Investments	7.773	13.753	1.112	(6.751)	16.803	(3.046)
Total from Investment Operations	8.296	14.645	2.074	(5.820)	17.644	(2.218)
Distributions
Dividends from Net Investment Income	(.606)	(.955)	(.984)	(.940)	(.794)	(.852)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.606)	(.955)	(.984)	(.940)	(.794)	(.852)
Net Asset Value, End of Period	$63.22	$55.53	$41.84	$40.75	$47.51	$30.66
Total Return[2]	15.07%	35.50%	5.27%	-12.43%	58.32%	-6.70%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,081	$843	$664	$721	$822	$432
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[3]	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.68%	1.89%	2.34%	2.05%	2.09%	2.53%
Portfolio Turnover Rate[4]	3%	5%	20%	6%	4%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund
Notes to Financial Statements
Vanguard Financials Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2025, the fund’s average amounts of investments in total return swaps represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may

Financials Index Fund
be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received.  Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $354,000, representing less than 0.01% of the fund’s net assets and 0.14% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	13,335,490	—	—	13,335,490
Temporary Cash Investments	340,220	—	—	340,220
Total	13,675,710	—	—	13,675,710
Derivative Financial Instruments
Liabilities
Swap Contracts	—	(469)	—	(469)

Financials Index Fund
D.	As of February 28, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	9,792,100
Gross Unrealized Appreciation	4,111,146
Gross Unrealized Depreciation	(227,536)
Net Unrealized Appreciation (Depreciation)	3,883,610
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $996,778,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2025, the fund purchased $437,809,000 of investment securities and sold $363,920,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,257,971,000 and $317,500,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2025, such purchases were  $5,105,000 and sales were $1,015,000, resulting in net realized loss of $71,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,357,089	11,141	1,359,130	15,234
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(324,381)	(2,675)	(2,438,896)	(27,725)
Net Increase (Decrease)—ETF Shares	1,032,708	8,466	(1,079,766)	(12,491)
Admiral Shares
Issued	252,230	4,174	171,350	3,531
Issued in Lieu of Cash Distributions	7,879	139	12,004	262
Redeemed	(141,513)	(2,383)	(211,382)	(4,481)
Net Increase (Decrease)—Admiral Shares	118,596	1,930	(28,028)	(688)
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

Financials Index Fund
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Health Care Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.5%)
Biotechnology (19.5%)
	AbbVie Inc.	5,065,326	1,058,805
	Amgen Inc.	1,708,086	526,193
	Gilead Sciences Inc.	3,960,171	452,687
*	Vertex Pharmaceuticals Inc.	818,337	392,630
	Regeneron Pharmaceuticals Inc.	343,418	239,960
*	Alnylam Pharmaceuticals Inc.	409,853	101,131
*	Biogen Inc.	463,052	65,059
*	Natera Inc.	398,539	62,009
*	Insmed Inc.	540,045	44,041
*	United Therapeutics Corp.	134,768	43,133
*	BioMarin Pharmaceutical Inc.	605,629	43,097
*	Incyte Corp.	520,111	38,228
*	Neurocrine Biosciences Inc.	321,739	38,197
*	Moderna Inc.	1,039,773	32,191
*	Exelixis Inc.	816,765	31,601
*	Exact Sciences Corp.	588,158	27,885
*	Vaxcyte Inc.	356,453	26,028
*	Halozyme Therapeutics Inc.	404,285	23,913
*	Sarepta Therapeutics Inc.	208,196	22,225
*	Blueprint Medicines Corp.	201,875	19,495
*	Revolution Medicines Inc.	453,671	18,483
*	Alkermes plc	488,468	16,769
*	Cytokinetics Inc.	356,306	16,390
*	Ionis Pharmaceuticals Inc.	452,042	15,003
*	Madrigal Pharmaceuticals Inc.	41,585	14,192
*	TG Therapeutics Inc.	469,931	14,140
*	Bridgebio Pharma Inc.	390,392	13,625
*	Roivant Sciences Ltd.	1,156,873	12,425
*	ADMA Biologics Inc.	751,124	12,311
*	Krystal Biotech Inc.	68,606	12,298
*	PTC Therapeutics Inc.	220,586	12,190
*	Ultragenyx Pharmaceutical Inc.	263,677	11,317
*	CRISPR Therapeutics AG	257,428	11,306
*	SpringWorks Therapeutics Inc.	189,039	10,919
*	Biohaven Ltd.	273,178	10,157
*,1	Summit Therapeutics Inc. (XNMS)	470,022	9,725
*	Crinetics Pharmaceuticals Inc.	265,288	9,492
*	Viking Therapeutics Inc.	318,773	9,203
*	Nuvalent Inc. Class A	114,690	8,599
*	Veracyte Inc.	246,267	8,560
*	Avidity Biosciences Inc.	265,405	8,132
*	Scholar Rock Holding Corp.	208,225	8,083
*	Rhythm Pharmaceuticals Inc.	146,789	8,060
*	Vericel Corp.	157,004	8,053
*	Catalyst Pharmaceuticals Inc.	341,898	7,826
*,1	Xenon Pharmaceuticals Inc.	206,224	7,634
*	Akero Therapeutics Inc.	154,789	7,603
*	Twist Bioscience Corp.	189,353	7,351
*	Merus NV	151,918	7,154
*	Denali Therapeutics Inc.	412,522	6,831
*	Amicus Therapeutics Inc.	713,246	6,769
*	Arrowhead Pharmaceuticals Inc.	355,448	6,722
*	ACADIA Pharmaceuticals Inc.	342,843	6,720
*	Arcellx Inc.	103,137	6,685
*	Recursion Pharmaceuticals Inc. Class A	793,411	5,959
*	Beam Therapeutics Inc.	223,917	5,898
*	Agios Pharmaceuticals Inc.	162,934	5,791
*	Travere Therapeutics Inc.	259,204	5,547
*	Apellis Pharmaceuticals Inc.	217,521	5,471
*	Mirum Pharmaceuticals Inc.	114,421	5,443

Health Care Index Fund
		Shares	Market Value• ($000)
*	BioCryst Pharmaceuticals Inc.	625,353	5,384
*	Protagonist Therapeutics Inc.	142,059	5,340
*	Dynavax Technologies Corp.	375,657	5,180
*	Ideaya Biosciences Inc.	247,371	5,088
*	MannKind Corp.	875,234	4,674
*	Arcutis Biotherapeutics Inc.	336,422	4,606
*	Immunovant Inc.	214,790	4,425
*	Janux Therapeutics Inc.	130,448	4,290
*	Vera Therapeutics Inc.	140,890	4,217
*	Soleno Therapeutics Inc.	82,232	4,015
*	Ardelyx Inc.	748,722	4,013
*	Celldex Therapeutics Inc.	189,841	3,905
*	Kymera Therapeutics Inc.	123,298	3,865
*	Syndax Pharmaceuticals Inc.	244,079	3,817
*	Novavax Inc.	458,007	3,815
*,1	GRAIL Inc.	96,106	3,706
*	CareDx Inc.	161,911	3,586
*	CG oncology Inc.	133,089	3,442
*	Disc Medicine Inc.	58,788	3,303
*	MiMedx Group Inc.	373,517	3,139
*	89bio Inc.	337,043	3,111
*	Myriad Genetics Inc.	288,830	3,099
*	Intellia Therapeutics Inc.	306,871	3,096
*	Aurinia Pharmaceuticals Inc.	386,617	3,074
*	Nurix Therapeutics Inc.	191,390	2,957
*	MoonLake Immunotherapeutics	70,568	2,947
*	Xencor Inc.	189,189	2,906
*	Geron Corp. (XNGS)	1,629,176	2,867
*	Iovance Biotherapeutics Inc.	676,132	2,863
*	Viridian Therapeutics Inc.	176,289	2,738
*	Dyne Therapeutics Inc.	194,138	2,642
*	Kiniksa Pharmaceuticals International plc	119,060	2,415
*	Rocket Pharmaceuticals Inc.	254,475	2,405
*	Vir Biotechnology Inc.	282,180	2,368
*	Arcus Biosciences Inc.	217,269	2,366
*	Apogee Therapeutics Inc.	71,618	2,252
*,1	ImmunityBio Inc.	673,397	2,215
*	Spyre Therapeutics Inc.	111,207	2,191
*	Replimune Group Inc.	171,226	2,171
*,1	Anavex Life Sciences Corp.	266,787	2,110
*	Immunome Inc.	207,902	1,954
*	uniQure NV	139,426	1,833
*	Prothena Corp. plc	111,647	1,765
*	Zymeworks Inc.	131,562	1,763
*	Cogent Biosciences Inc.	228,376	1,720
*	Praxis Precision Medicines Inc.	44,434	1,715
*	Day One Biopharmaceuticals Inc.	176,392	1,598
*	Arbutus Biopharma Corp.	450,390	1,554
*,1	Altimmune Inc.	226,601	1,507
*	Arcturus Therapeutics Holdings Inc.	77,782	1,306
*	ARS Pharmaceuticals Inc.	124,246	1,302
*	Emergent BioSolutions Inc.	171,966	1,286
*	Verve Therapeutics Inc.	202,007	1,279
*	Relay Therapeutics Inc.	374,032	1,275
*	Keros Therapeutics Inc.	103,257	1,144
*	Kura Oncology Inc.	146,525	1,130
*	Organogenesis Holdings Inc.	175,089	1,087
*	MeiraGTx Holdings plc	149,157	1,064
*	Sage Therapeutics Inc.	144,540	1,055
*,1	Humacyte Inc.	306,886	1,043
*,1	Sana Biotechnology Inc.	390,388	1,019
*	ArriVent Biopharma Inc.	42,694	1,008
*	Heron Therapeutics Inc.	387,250	957
*	Allogene Therapeutics Inc.	464,771	906
*	ORIC Pharmaceuticals Inc.	112,226	901
*	AnaptysBio Inc.	53,237	895
*	Vanda Pharmaceuticals Inc.	186,482	888
*	REGENXBIO Inc.	133,262	876
*	Cullinan Therapeutics Inc.	101,279	860
*	Stoke Therapeutics Inc.	108,857	855

Health Care Index Fund
		Shares	Market Value• ($000)
*	Savara Inc.	307,421	765
*	Erasca Inc.	540,189	740
*	Ironwood Pharmaceuticals Inc.	458,014	737
*	Aldeyra Therapeutics Inc.	140,874	720
*	Monte Rosa Therapeutics Inc.	127,084	699
*	Entrada Therapeutics Inc.	53,500	639
*,1	Ocugen Inc.	915,073	596
*	Annexon Inc.	218,567	577
*	iTeos Therapeutics Inc.	78,080	567
*	Tyra Biosciences Inc.	48,304	566
*	Y-mAbs Therapeutics Inc.	98,087	545
*	Astria Therapeutics Inc.	81,251	523
*	Mineralys Therapeutics Inc.	55,202	505
*	Dianthus Therapeutics Inc.	23,390	505
*	Enanta Pharmaceuticals Inc.	63,978	498
*	Editas Medicine Inc.	250,738	481
*	Olema Pharmaceuticals Inc.	107,492	470
*	Acelyrin Inc.	158,657	425
*	2seventy bio Inc.	158,186	418
*	Coherus Biosciences Inc.	368,011	409
*,1	Lexicon Pharmaceuticals Inc.	575,974	403
*	Perspective Therapeutics Inc.	139,401	388
*	4D Molecular Therapeutics Inc.	82,857	375
*	Korro Bio Inc.	14,378	360
*	Alector Inc.	213,089	349
*	Zentalis Pharmaceuticals Inc.	156,638	324
*,1	Prime Medicine Inc.	128,479	324
*	MacroGenics Inc.	130,524	321
*	Fate Therapeutics Inc.	275,014	308
*,1	Seres Therapeutics Inc.	387,506	294
*	Lyell Immunopharma Inc.	348,989	248
*	Tango Therapeutics Inc.	119,927	248
*,1	Biomea Fusion Inc.	80,564	233
*	Cabaletta Bio Inc.	123,697	223
*	Cargo Therapeutics Inc.	58,317	219
*	Agenus Inc.	74,893	213
*	Mural Oncology plc	47,856	176
*	FibroGen Inc.	309,243	126
*	Applied Therapeutics Inc.	237,780	121
*	HilleVax Inc.	59,114	106
*	ALX Oncology Holdings Inc.	80,211	88
*	Aerovate Therapeutics Inc.	28,918	70
*	Repare Therapeutics Inc.	53,193	63
*	IGM Biosciences Inc.	37,174	51
*,2	Prevail Therapeutics CVR	78	—
			3,864,508
Health Care Equipment & Supplies (21.8%)
	Abbott Laboratories	5,511,390	760,627
*	Intuitive Surgical Inc.	1,131,797	648,689
*	Boston Scientific Corp.	4,683,154	486,065
	Stryker Corp.	1,090,264	421,049
	Medtronic plc	4,074,545	374,940
	Becton Dickinson & Co.	921,516	207,830
*	Edwards Lifesciences Corp.	1,874,161	134,227
	GE HealthCare Technologies Inc.	1,451,537	126,792
*	IDEXX Laboratories Inc.	260,198	113,735
*	DexCom Inc.	1,241,176	109,683
	ResMed Inc.	466,530	108,944
	STERIS plc	313,638	68,768
	Zimmer Biomet Holdings Inc.	632,567	65,989
*	Insulet Corp.	222,886	60,685
*	Cooper Cos. Inc.	634,165	57,316
	Baxter International Inc.	1,622,442	55,991
*	Hologic Inc.	721,077	45,709
*	Align Technology Inc.	225,238	42,126
*	Solventum Corp.	466,592	37,211
*	Penumbra Inc.	115,858	33,071
*	Masimo Corp.	144,680	27,311
*	Glaukos Corp.	175,193	21,027

Health Care Index Fund
		Shares	Market Value• ($000)
*	Globus Medical Inc. Class A	261,356	20,992
*	Lantheus Holdings Inc.	220,935	20,728
	Teleflex Inc.	147,574	19,590
*	Merit Medical Systems Inc.	185,269	18,905
*	Inspire Medical Systems Inc.	95,226	17,673
*	Integer Holdings Corp.	106,565	13,129
*	iRhythm Technologies Inc.	99,361	10,946
*	Envista Holdings Corp.	547,091	10,931
*	ICU Medical Inc.	73,885	10,812
*	PROCEPT BioRobotics Corp.	163,337	10,509
	Dentsply Sirona Inc.	631,758	10,456
*	Haemonetics Corp.	159,600	10,454
*	QuidelOrtho Corp.	213,840	8,551
*	TransMedics Group Inc.	106,806	8,151
*	LivaNova plc	172,914	7,198
*	Enovis Corp.	177,629	6,865
*	Neogen Corp.	655,038	6,583
*	Novocure Ltd.	327,728	6,250
*	AtriCure Inc.	155,003	6,005
	LeMaitre Vascular Inc.	64,434	5,918
	CONMED Corp.	98,538	5,831
*	Omnicell Inc.	147,592	5,617
*	UFP Technologies Inc.	24,458	5,566
*	Integra LifeSciences Holdings Corp.	220,672	5,122
*	Tandem Diabetes Care Inc.	208,212	4,610
*	Alphatec Holdings Inc.	335,648	4,206
*	RxSight Inc.	109,011	3,092
*	Artivion Inc.	120,623	3,065
*,1	Establishment Labs Holdings Inc.	64,005	2,744
	Embecta Corp.	174,595	2,357
*	Avanos Medical Inc.	146,702	2,208
*	STAAR Surgical Co.	125,284	2,192
*	SI-BONE Inc.	118,817	2,153
*	Orthofix Medical Inc.	103,173	1,793
*	Varex Imaging Corp.	129,787	1,669
*	Butterfly Network Inc.	444,045	1,607
*	Paragon 28 Inc.	119,520	1,559
*	Surmodics Inc.	43,144	1,418
*	Treace Medical Concepts Inc.	158,174	1,414
	iRadimed Corp.	24,187	1,304
*	AngioDynamics Inc.	128,101	1,190
*	Zimvie Inc.	88,631	1,176
*	OrthoPediatrics Corp.	50,020	1,161
*	Bioventus Inc. Class A	114,130	1,157
*	Pulmonx Corp.	115,337	994
*	Cerus Corp.	596,609	984
*	OraSure Technologies Inc.	235,076	818
*,1	Pulse Biosciences Inc.	39,136	717
*	Nevro Corp.	108,205	619
*	Outset Medical Inc.	150,971	110
*,1	Cutera Inc.	44,439	16
			4,306,900
Health Care Providers & Services (18.9%)
	UnitedHealth Group Inc.	2,924,333	1,388,941
	Elevance Health Inc.	736,982	292,493
	Cigna Group	883,880	272,986
	CVS Health Corp.	3,998,795	262,801
	McKesson Corp.	403,375	258,265
	HCA Healthcare Inc.	603,674	184,905
	Cencora Inc.	552,780	140,152
	Humana Inc.	382,661	103,479
	Cardinal Health Inc.	768,868	99,553
*	Centene Corp.	1,604,321	93,307
	Labcorp Holdings Inc.	265,779	66,721
	Quest Diagnostics Inc.	354,677	61,324
*	Molina Healthcare Inc.	181,769	54,734
*	Tenet Healthcare Corp.	302,184	38,253
	Universal Health Services Inc. Class B	186,541	32,691
	Encompass Health Corp.	320,205	32,065

Health Care Index Fund
		Shares	Market Value• ($000)
*	HealthEquity Inc.	275,272	30,214
*	Henry Schein Inc.	396,225	28,596
	Chemed Corp.	45,235	27,177
*	Hims & Hers Health Inc.	567,490	25,588
	Ensign Group Inc.	182,085	23,516
*	DaVita Inc.	143,159	21,170
*	Option Care Health Inc.	540,286	18,100
*	Guardant Health Inc.	392,622	16,706
*	RadNet Inc.	200,016	11,095
*	CorVel Corp.	90,016	9,926
*	Amedisys Inc.	103,959	9,564
*	Acadia Healthcare Co. Inc.	294,996	8,844
	Patterson Cos. Inc.	266,526	8,300
	Concentra Group Holdings Parent Inc.	364,257	8,225
*	Privia Health Group Inc.	304,745	7,609
	Select Medical Holdings Corp.	349,048	6,349
	Premier Inc. Class A	305,552	5,555
*	Addus HomeCare Corp.	57,593	5,516
*	GeneDx Holdings Corp.	52,377	5,387
*	Surgery Partners Inc.	222,690	5,362
*	Progyny Inc.	230,087	5,184
*	Clover Health Investments Corp.	1,243,923	4,938
*	Alignment Healthcare Inc.	304,310	4,775
*	NeoGenomics Inc.	405,979	4,056
*	Pediatrix Medical Group Inc.	273,243	4,036
	National HealthCare Corp.	41,802	3,895
	US Physical Therapy Inc.	47,908	3,882
*	BrightSpring Health Services Inc.	193,791	3,736
*	Astrana Health Inc.	142,953	3,628
*	Brookdale Senior Living Inc.	605,357	3,451
*	LifeStance Health Group Inc.	426,535	3,323
*	AdaptHealth Corp.	277,480	3,158
*	AMN Healthcare Services Inc.	121,112	3,067
*	agilon health Inc.	982,831	3,066
*	Pennant Group Inc.	109,212	2,487
*	Owens & Minor Inc.	232,995	2,232
*	PACS Group Inc.	148,277	1,932
*	Castle Biosciences Inc.	89,034	1,930
*,1	OPKO Health Inc.	1,081,131	1,881
*	Accolade Inc.	242,977	1,694
*	Cross Country Healthcare Inc.	92,421	1,586
*	Community Health Systems Inc.	398,844	1,201
*	Enhabit Inc.	136,798	1,145
*	Fulgent Genetics Inc.	62,343	963
*	DocGo Inc.	272,812	843
*	23andMe Holding Co. Class A	50,789	112
*	ModivCare Inc.	22,941	76
			3,737,746
Health Care Technology (0.9%)
*	Veeva Systems Inc. Class A	490,154	109,863
*	Doximity Inc. Class A	345,830	24,381
*	Waystar Holding Corp.	219,221	9,530
*	Teladoc Health Inc.	545,303	5,213
*	Certara Inc.	409,731	4,909
*	Phreesia Inc.	174,853	4,641
*	Schrodinger Inc.	202,812	4,525
*	Evolent Health Inc. Class A	314,675	2,829
	HealthStream Inc.	77,525	2,618
	Simulations Plus Inc.	54,459	1,578
*	GoodRx Holdings Inc. Class A	282,195	1,405
*	Health Catalyst Inc.	189,399	884
*	Definitive Healthcare Corp.	148,090	478
*	Claritev Corp.	20,587	432
*	American Well Corp. Class A	39,563	394
			173,680
Life Sciences Tools & Services (9.1%)
	Thermo Fisher Scientific Inc.	1,215,449	642,924
	Danaher Corp.	2,065,624	429,154
	Agilent Technologies Inc.	907,530	116,091

Health Care Index Fund
		Shares	Market Value• ($000)
*	IQVIA Holdings Inc.	576,765	108,893
*	Mettler-Toledo International Inc.	67,058	85,346
*	Waters Corp.	188,678	71,196
	West Pharmaceutical Services Inc.	230,118	53,466
*	Illumina Inc.	503,891	44,715
	Revvity Inc.	386,724	43,371
*	Avantor Inc.	2,000,849	33,414
	Bio-Techne Corp.	505,067	31,188
*	Medpace Holdings Inc.	83,958	27,481
*	Repligen Corp.	169,043	26,922
*	Charles River Laboratories International Inc.	162,513	26,865
*	Bio-Rad Laboratories Inc. Class A	61,923	16,420
	Bruker Corp.	336,832	15,905
*	Sotera Health Co.	495,379	6,177
*	Azenta Inc.	130,717	5,702
*	Fortrea Holdings Inc.	271,294	3,757
*	10X Genomics Inc. Class A	304,700	3,257
*	BioLife Solutions Inc.	118,412	2,842
*	Adaptive Biotechnologies Corp.	328,363	2,712
	Mesa Laboratories Inc.	17,268	2,407
*	Cytek Biosciences Inc.	347,792	1,562
*	Maravai LifeSciences Holdings Inc. Class A	361,258	1,163
*,1	Pacific Biosciences of California Inc.	780,706	1,132
*	MaxCyte Inc.	317,154	1,059
*	OmniAb Inc.	276,453	962
*	CryoPort Inc.	157,435	877
*	Quanterix Corp.	110,378	838
*	Standard BioTools Inc.	707,665	754
*,2	OmniAb Inc. 12.5 Earnout	22,076	—
*,2	OmniAb Inc. 15 Earnout	22,076	—
			1,808,552
Pharmaceuticals (27.3%)
	Eli Lilly & Co.	2,564,094	2,360,582
	Johnson & Johnson	5,700,551	940,705
	Merck & Co. Inc.	7,663,292	706,939
	Pfizer Inc.	18,007,693	475,943
	Bristol-Myers Squibb Co.	6,444,853	384,242
	Zoetis Inc.	1,433,654	239,764
	Royalty Pharma plc Class A	1,200,087	40,371
*	Intra-Cellular Therapies Inc.	303,852	38,954
	Viatris Inc.	3,792,170	35,002
*	Jazz Pharmaceuticals plc	182,508	26,195
*	Corcept Therapeutics Inc.	299,621	18,151
*	Elanco Animal Health Inc. (XNYS)	1,569,619	17,533
*	Prestige Consumer Healthcare Inc.	156,766	13,286
*	Axsome Therapeutics Inc.	100,111	12,768
	Perrigo Co. plc	433,826	12,581
	Organon & Co.	818,373	12,202
*	Ligand Pharmaceuticals Inc.	60,044	7,339
*	Supernus Pharmaceuticals Inc.	175,379	5,623
*	Harmony Biosciences Holdings Inc.	135,952	4,602
*	Tarsus Pharmaceuticals Inc.	91,132	4,054
*	Amneal Pharmaceuticals Inc.	442,944	3,840
*	Edgewise Therapeutics Inc.	135,416	3,544
*	Pacira BioSciences Inc.	146,468	3,523
*	Amphastar Pharmaceuticals Inc.	122,306	3,477
*	WaVe Life Sciences Ltd.	315,064	3,330
*	ANI Pharmaceuticals Inc.	53,055	3,284
*	Innoviva Inc.	178,829	3,205
*	Collegium Pharmaceutical Inc.	102,455	2,976
*	Arvinas Inc.	153,214	2,712
*	Harrow Inc.	96,022	2,696
*	Liquidia Corp.	161,594	2,503
*	Evolus Inc.	150,545	2,196
*,1	Tilray Brands Inc.	2,982,143	2,192
*	Avadel Pharmaceuticals plc	275,513	2,179
*	Ocular Therapeutix Inc.	298,091	2,128
	Phibro Animal Health Corp. Class A	65,091	1,480
*	Enliven Therapeutics Inc.	70,077	1,460

Health Care Index Fund
		Shares	Market Value• ($000)
*	Nuvation Bio Inc.	690,155	1,360
*	Mind Medicine MindMed Inc.	174,914	1,175
*	EyePoint Pharmaceuticals Inc.	184,632	1,158
*	Theravance Biopharma Inc.	119,907	1,121
	SIGA Technologies Inc.	136,923	752
*,1	ATAI Life Sciences NV	391,381	673
*	Phathom Pharmaceuticals Inc.	119,583	660
*	Amylyx Pharmaceuticals Inc.	189,752	622
*	Terns Pharmaceuticals Inc.	161,151	595
*	Atea Pharmaceuticals Inc.	186,617	565
*	Pliant Therapeutics Inc.	154,696	532
*	Rapport Therapeutics Inc.	52,374	525
*,1	Cassava Sciences Inc.	144,477	347
*	Neumora Therapeutics Inc.	178,230	278
*	Ventyx Biosciences Inc.	158,181	250
*,3	Scilex Holding Co. (Acquired 1/6/23, Cost $2,304)	219,844	47
*,2	Chinook Therapeutics Inc. CVR	784	—
			5,414,221
Total Common Stocks (Cost $15,140,974)			19,305,607
Temporary Cash Investments (2.3%)
Money Market Fund (2.3%)
[4,5]	Vanguard Market Liquidity Fund, 4.351% (Cost $452,728)	4,527,807	452,781
Total Investments (99.8%) (Cost $15,593,702)			19,758,388
Other Assets and Liabilities—Net (0.2%)			38,687
Net Assets (100.0%)			19,797,075
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $23,422,000.
2	Security value determined using significant unobservable inputs.
3	Restricted securities totaling $47,000, representing 0.0% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $25,935,000 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
AbbVie Inc.	8/29/25	BANA	114,967	(5.036)	534	—
Avantor Inc.	8/29/25	BANA	2,705	(4.336)	—	(11)
Globus Medical Inc.	8/29/25	BANA	8,032	(4.336)	—	(29)
Johnson & Johnson	8/29/25	BANA	140,267	(5.080)	1,034	—
Johnson & Johnson	8/29/25	BANA	140,267	(5.080)	1,034	—
Johnson & Johnson	8/29/25	BANA	24,753	(5.086)	102	—
Johnson & Johnson	1/30/26	GSI	15,499	(4.332)	1,109	—
Merck & Co. Inc.	1/30/26	CITNA	34,594	(5.186)	—	(139)
Sarepta Therapeutics Inc.	8/29/25	BANA	6,939	(4.336)	—	(23)
					3,813	(202)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
At February 28, 2025, the counterparties had deposited in segregated accounts securities with a value of $34,346,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $15,140,974)	19,305,607
Affiliated Issuers (Cost $452,728)	452,781
Total Investments in Securities	19,758,388
Investment in Vanguard	521
Cash Collateral Pledged—Over-the-Counter Swap Contracts	2,950
Receivables for Investment Securities Sold	77,888
Receivables for Accrued Income	27,054
Receivables for Capital Shares Issued	2,266
Unrealized Appreciation—Over-the-Counter Swap Contracts	3,813
Total Assets	19,872,880
Liabilities
Due to Custodian	1,383
Payables for Investment Securities Purchased	43,067
Collateral for Securities on Loan	25,935
Payables for Capital Shares Redeemed	4,590
Payables to Vanguard	628
Unrealized Depreciation—Over-the-Counter Swap Contracts	202
Total Liabilities	75,805
Net Assets	19,797,075
1 Includes $23,422,000 of securities on loan.
At February 28, 2025, net assets consisted of:

Paid-in Capital	16,057,031
Total Distributable Earnings (Loss)	3,740,044
Net Assets	19,797,075

ETF Shares—Net Assets
Applicable to 62,770,880 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,074,469
Net Asset Value Per Share—ETF Shares	$272.01

Admiral™ Shares—Net Assets
Applicable to 20,009,129 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,722,606
Net Asset Value Per Share—Admiral Shares	$136.07

See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Dividends	142,413
Interest[1]	10,500
Securities Lending—Net	795
Total Income	153,708
Expenses
The Vanguard Group—Note B
Investment Advisory Services	193
Management and Administrative—ETF Shares	7,342
Management and Administrative—Admiral Shares	1,217
Marketing and Distribution—ETF Shares	281
Marketing and Distribution—Admiral Shares	73
Custodian Fees	54
Shareholders’ Reports and Proxy Fees—ETF Shares	708
Shareholders’ Reports and Proxy Fees—Admiral Shares	53
Trustees’ Fees and Expenses	5
Other Expenses	14
Total Expenses	9,940
Net Investment Income	143,768
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	383,872
Swap Contracts	(16,975)
Realized Net Gain (Loss)	366,897
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(1,614,109)
Swap Contracts	1,160
Change in Unrealized Appreciation (Depreciation)	(1,612,949)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,102,284)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $10,481,000, $17,000, and $45,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $514,399,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	143,768	286,512
Realized Net Gain (Loss)	366,897	832,644
Change in Unrealized Appreciation (Depreciation)	(1,612,949)	2,503,192
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,102,284)	3,622,348
Distributions
ETF Shares	(136,367)	(239,087)
Admiral Shares	(21,906)	(39,943)
Total Distributions	(158,273)	(279,030)
Capital Share Transactions
ETF Shares	(853,865)	(829,112)
Admiral Shares	(169,039)	(246,641)
Net Increase (Decrease) from Capital Share Transactions	(1,022,904)	(1,075,753)
Total Increase (Decrease)	(2,283,461)	2,267,565
Net Assets
Beginning of Period	22,080,536	19,812,971
End of Period	19,797,075	22,080,536

See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$288.15	$244.43	$231.59	$262.41	$207.65	$169.74
Investment Operations
Net Investment Income[1]	1.911	3.660	3.418	3.157	2.893	2.702
Net Realized and Unrealized Gain (Loss) on Investments	(15.966)	43.617	12.859	(30.771)	54.714	37.758
Total from Investment Operations	(14.055)	47.277	16.277	(27.614)	57.607	40.460
Distributions
Dividends from Net Investment Income	(2.085)	(3.557)	(3.437)	(3.206)	(2.846)	(2.550)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.085)	(3.557)	(3.437)	(3.206)	(2.846)	(2.550)
Net Asset Value, End of Period	$272.01	$288.15	$244.43	$231.59	$262.41	$207.65
Total Return	-4.86%	19.55%	7.07%	-10.60%	27.99%	24.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,074	$19,012	$16,976	$15,829	$16,894	$11,724
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[2]	0.10%[2]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.43%	1.43%	1.41%	1.27%	1.25%	1.45%
Portfolio Turnover Rate[3]	2%	4%	4%	3%	5%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$144.14	$122.27	$115.84	$131.26	$103.87	$84.91
Investment Operations
Net Investment Income[1]	.956	1.831	1.711	1.583	1.450	1.351
Net Realized and Unrealized Gain (Loss) on Investments	(7.983)	21.818	6.438	(15.400)	27.365	18.884
Total from Investment Operations	(7.027)	23.649	8.149	(13.817)	28.815	20.235
Distributions
Dividends from Net Investment Income	(1.043)	(1.779)	(1.719)	(1.603)	(1.425)	(1.275)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.043)	(1.779)	(1.719)	(1.603)	(1.425)	(1.275)
Net Asset Value, End of Period	$136.07	$144.14	$122.27	$115.84	$131.26	$103.87
Total Return[2]	-4.86%	19.55%	7.08%	-10.59%	28.01%	24.06%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,723	$3,068	$2,837	$2,744	$2,972	$1,676
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[3]	0.10%[3]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.42%	1.43%	1.41%	1.28%	1.25%	1.45%
Portfolio Turnover Rate[4]	2%	4%	4%	3%	5%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund
Notes to Financial Statements
Vanguard Health Care Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2025, the fund’s average amounts of investments in total return swaps represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may

Health Care Index Fund
be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $521,000, representing less than 0.01% of the fund’s net assets and 0.21% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	19,305,560	47	—	19,305,607
Temporary Cash Investments	452,781	—	—	452,781
Total	19,758,341	47	—	19,758,388
Derivative Financial Instruments
Assets
Swap Contracts	—	3,813	—	3,813
Liabilities
Swap Contracts	—	(202)	—	(202)

Health Care Index Fund
D.	As of February 28, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	15,653,635
Gross Unrealized Appreciation	5,969,339
Gross Unrealized Depreciation	(1,864,586)
Net Unrealized Appreciation (Depreciation)	4,104,753
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $800,725,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2025, the fund purchased $394,584,000 of investment securities and sold $410,795,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $108,109,000 and $1,019,689,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2025, such purchases were  $6,810,000 and sales were $1,979,000, resulting in net realized loss of $853,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	165,198	615	1,174,984	4,607
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,019,063)	(3,825)	(2,004,096)	(8,075)
Net Increase (Decrease)—ETF Shares	(853,865)	(3,210)	(829,112)	(3,468)
Admiral Shares
Issued	187,591	1,392	349,006	2,717
Issued in Lieu of Cash Distributions	18,545	139	33,749	267
Redeemed	(375,175)	(2,808)	(629,396)	(4,903)
Net Increase (Decrease)—Admiral Shares	(169,039)	(1,277)	(246,641)	(1,919)
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

Health Care Index Fund
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Industrials Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (100.0%)
Aerospace & Defense (20.0%)
	General Electric Co.	1,187,955	245,883
	RTX Corp.	1,460,917	194,287
*	Boeing Co.	821,279	143,420
	Lockheed Martin Corp.	233,344	105,091
	TransDigm Group Inc.	61,721	84,385
	Northrop Grumman Corp.	151,921	70,148
	General Dynamics Corp.	256,543	64,803
	Howmet Aerospace Inc.	423,619	57,866
	L3Harris Technologies Inc.	208,162	42,904
*	Axon Enterprise Inc.	79,516	42,020
	HEICO Corp. Class A	82,701	17,629
	Textron Inc.	203,633	15,218
	Curtiss-Wright Corp.	41,654	13,398
	HEICO Corp.	48,411	12,813
	Woodward Inc.	65,173	12,317
	BWX Technologies Inc.	100,378	10,436
*	Rocket Lab USA Inc.	369,638	7,574
	Huntington Ingalls Industries Inc.	42,942	7,540
	Hexcel Corp.	88,954	5,637
	Moog Inc. Class A	32,068	5,467
*	AeroVironment Inc.	31,007	4,639
*	Spirit AeroSystems Holdings Inc. Class A	128,817	4,496
*	Kratos Defense & Security Solutions Inc.	166,301	4,389
*	Archer Aviation Inc. Class A	413,293	3,670
*	Leonardo DRS Inc.	87,464	2,663
*	AAR Corp.	39,311	2,556
*	Standardaero Inc.	89,854	2,537
*	Mercury Systems Inc.	55,699	2,474
*	Triumph Group Inc.	80,427	2,041
	Cadre Holdings Inc.	31,258	1,051
*	V2X Inc.	19,096	896
*	Ducommun Inc.	14,614	857
	National Presto Industries Inc.	6,240	635
*	Astronics Corp.	27,768	556
*	Aersale Corp.	34,814	244
*,1	Virgin Galactic Holdings Inc.	29,496	112
			1,192,652
Air Freight & Logistics (3.4%)
	United Parcel Service Inc. Class B (XNYS)	802,833	95,561
	FedEx Corp.	251,152	66,028
	Expeditors International of Washington Inc.	153,653	18,033
	CH Robinson Worldwide Inc.	129,753	13,185
*	GXO Logistics Inc.	130,874	5,159
	Hub Group Inc. Class A	66,643	2,739
*	Air Transport Services Group Inc.	57,981	1,295
*	Forward Air Corp.	24,381	548
			202,548
Building Products (6.8%)
	Trane Technologies plc	246,983	87,358
	Johnson Controls International plc	726,807	62,258
	Carrier Global Corp.	886,340	57,435
	Lennox International Inc.	35,190	21,151
	Masco Corp.	236,788	17,802
*	Builders FirstSource Inc.	126,339	17,560
	Carlisle Cos. Inc.	49,752	16,954
	Owens Corning	94,158	14,504
	Allegion plc	95,400	12,279
	Advanced Drainage Systems Inc.	80,869	9,008
	Fortune Brands Innovations Inc.	136,388	8,827

Industrials Index Fund
		Shares	Market Value• ($000)
	A O Smith Corp.	131,694	8,755
	Simpson Manufacturing Co. Inc.	46,242	7,602
*	AZEK Co. Inc.	157,619	7,385
	Armstrong World Industries Inc.	47,848	7,352
*	Trex Co. Inc.	117,659	7,258
	UFP Industries Inc.	66,670	7,134
	AAON Inc.	75,837	5,824
	CSW Industrials Inc.	18,456	5,649
	Zurn Elkay Water Solutions Corp.	158,279	5,608
*	Resideo Technologies Inc.	161,941	3,111
*	Hayward Holdings Inc.	212,987	3,086
	Griffon Corp.	42,002	3,038
	AZZ Inc.	31,036	2,983
*	Gibraltar Industries Inc.	33,379	2,193
*	Masterbrand Inc.	139,758	1,955
*	Janus International Group Inc.	155,019	1,254
	Apogee Enterprises Inc.	23,945	1,148
*	American Woodmark Corp.	16,541	1,027
	Quanex Building Products Corp.	46,538	898
	Insteel Industries Inc.	21,659	610
*	JELD-WEN Holding Inc.	92,204	507
			409,513
Commercial Services & Supplies (8.0%)
	Waste Management Inc.	440,561	102,554
	Cintas Corp.	398,666	82,723
	Republic Services Inc.	240,606	57,028
	Waste Connections Inc. (XTSE)	283,213	53,743
*	Copart Inc.	952,031	52,171
	Veralto Corp.	271,481	27,083
	Rollins Inc.	319,031	16,714
*	Clean Harbors Inc.	56,157	11,992
	Tetra Tech Inc.	294,303	8,591
*	Casella Waste Systems Inc. Class A	68,437	7,666
	MSA Safety Inc.	40,983	6,709
	Brink's Co.	47,934	4,508
*	GEO Group Inc.	153,812	4,208
	ABM Industries Inc.	68,214	3,706
	UniFirst Corp.	16,490	3,544
	Brady Corp. Class A	48,562	3,519
*	ACV Auctions Inc. Class A	168,339	2,704
*	OPENLANE Inc.	117,401	2,618
	VSE Corp.	21,310	2,525
	HNI Corp.	52,536	2,448
*	CoreCivic Inc.	120,699	2,264
	Pitney Bowes Inc.	179,564	1,945
	MillerKnoll Inc.	74,547	1,603
	Vestis Corp.	129,633	1,536
	Interface Inc.	63,747	1,290
*	Driven Brands Holdings Inc.	72,537	1,272
	Steelcase Inc. Class A	92,844	1,129
*	Pursuit Attractions & Hospitality Inc.	23,052	915
*	BrightView Holdings Inc.	67,002	899
*	Cimpress plc	17,821	857
*	Liquidity Services Inc.	25,329	848
*	Healthcare Services Group Inc.	80,270	843
	Matthews International Corp. Class A	32,750	816
*	CECO Environmental Corp.	32,447	807
	Deluxe Corp.	48,074	791
*	Montrose Environmental Group Inc.	33,983	660
	Ennis Inc.	28,280	600
*	Enviri Corp.	83,873	545
	ACCO Brands Corp.	100,000	467
			476,841
Construction & Engineering (2.8%)
	Quanta Services Inc.	162,031	42,068
	EMCOR Group Inc.	50,495	20,648
	AECOM	145,578	14,565
	Comfort Systems USA Inc.	39,078	14,198
*	MasTec Inc.	69,583	9,087

Industrials Index Fund
		Shares	Market Value• ($000)
*	API Group Corp.	228,332	8,967
	Valmont Industries Inc.	21,990	7,661
*	Fluor Corp.	188,283	7,160
*	WillScot Holdings Corp.	202,840	6,684
*	Dycom Industries Inc.	32,030	5,248
	Arcosa Inc.	53,479	4,486
*	Sterling Infrastructure Inc.	33,648	4,280
	Primoris Services Corp.	58,854	4,222
	Granite Construction Inc.	48,114	3,973
*	Construction Partners Inc. Class A	51,565	3,742
*	Everus Construction Group Inc.	53,006	2,205
*	MYR Group Inc.	17,709	2,173
	Argan Inc.	14,964	1,951
*	IES Holdings Inc.	9,835	1,754
*	Tutor Perini Corp.	48,960	1,439
*	Limbach Holdings Inc.	11,079	920
*	Great Lakes Dredge & Dock Corp.	74,115	629
*	Ameresco Inc. Class A	35,868	423
*,1	Centuri Holdings Inc.	14,638	254
	Concrete Pumping Holdings Inc.	26,196	171
			168,908
Electrical Equipment (8.8%)
	Eaton Corp. plc	433,792	127,240
	GE Vernova Inc.	302,567	101,415
	Emerson Electric Co.	625,145	76,024
	AMETEK Inc.	253,878	48,059
	Vertiv Holdings Co. Class A	391,392	37,249
	Rockwell Automation Inc.	123,935	35,588
	Hubbell Inc.	58,936	21,900
	nVent Electric plc	180,958	10,919
	Acuity Brands Inc.	33,985	10,098
	Regal Rexnord Corp.	72,715	9,409
*	Generac Holdings Inc.	65,318	8,893
*	NEXTracker Inc. Class A	157,693	6,942
*	Bloom Energy Corp. Class A	226,273	5,435
	Sensata Technologies Holding plc	164,215	4,738
	EnerSys	43,738	4,439
	Atkore Inc.	38,152	2,346
*	NuScale Power Corp.	113,478	1,951
	Powell Industries Inc.	10,655	1,808
*	Sunrun Inc.	245,145	1,777
*	Vicor Corp.	25,544	1,618
*	Enovix Corp.	175,584	1,566
*,1	Plug Power Inc.	851,299	1,371
*	Thermon Group Holdings Inc.	36,953	1,090
*	American Superconductor Corp.	40,807	927
*	Array Technologies Inc.	165,723	875
*	Shoals Technologies Group Inc. Class A	181,553	550
	LSI Industries Inc.	29,310	542
*	Fluence Energy Inc.	70,147	401
	Allient Inc.	14,601	363
	Preformed Line Products Co.	2,697	351
*,1	ChargePoint Holdings Inc.	404,240	269
*	GrafTech International Ltd.	208,470	244
*,1	Freyr Battery Inc.	107,818	165
*	Net Power Inc.	20,491	149
*	SES AI Corp.	191,865	127
*,1	FuelCell Energy Inc.	21,365	123
*	Energy Vault Holdings Inc.	89,180	121
*,1	Blink Charging Co.	105,017	107
*,1	Stem Inc.	158,451	68
*,1	TPI Composites Inc.	46,501	53
			527,310
Ground Transportation (9.6%)
	Union Pacific Corp.	665,453	164,161
*	Uber Technologies Inc.	2,080,204	158,116
	CSX Corp.	2,116,838	67,760
	Norfolk Southern Corp.	248,347	61,031
	Old Dominion Freight Line Inc.	210,928	37,229

Industrials Index Fund
		Shares	Market Value• ($000)
*	XPO Inc.	127,779	15,712
	JB Hunt Transport Services Inc.	88,558	14,275
*	Saia Inc.	29,170	11,943
	Knight-Swift Transportation Holdings Inc.	177,779	8,967
	Ryder System Inc.	46,417	7,634
	Landstar System Inc.	38,805	6,162
*	Lyft Inc. Class A	446,168	5,952
*	RXO Inc.	114,874	2,351
	Werner Enterprises Inc.	67,614	2,202
	ArcBest Corp.	25,623	2,018
	Schneider National Inc. Class B	60,727	1,602
*	Avis Budget Group Inc.	19,304	1,525
	Marten Transport Ltd.	66,363	977
	FTAI Infrastructure Inc.	112,615	658
	Heartland Express Inc.	56,252	581
*	Hertz Global Holdings Inc.	133,448	556
	Covenant Logistics Group Inc.	17,606	443
			571,855
Industrial Conglomerates (4.1%)
	Honeywell International Inc.	713,739	151,948
	3M Co.	597,708	92,716
			244,664
Machinery (19.7%)
	Caterpillar Inc.	529,938	182,272
	Deere & Co.	283,992	136,541
	Parker-Hannifin Corp.	141,280	94,447
	Illinois Tool Works Inc.	324,102	85,556
	PACCAR Inc.	575,483	61,715
	Cummins Inc.	150,569	55,437
	Otis Worldwide Corp.	438,464	43,750
	Ingersoll Rand Inc. (XYNS)	442,361	37,503
	Westinghouse Air Brake Technologies Corp.	188,654	34,969
	Xylem Inc.	266,670	34,904
	Fortive Corp.	380,817	30,290
	Dover Corp.	150,576	29,930
	Snap-on Inc.	57,605	19,653
	Pentair plc	181,325	17,081
	IDEX Corp.	83,123	16,153
	Graco Inc.	185,330	16,137
	Stanley Black & Decker Inc.	169,241	14,644
	Lincoln Electric Holdings Inc.	61,944	12,803
	ITT Inc.	89,447	12,634
	Nordson Corp.	59,546	12,522
	CNH Industrial NV	959,757	12,362
*	RBC Bearings Inc.	32,755	11,766
*	Middleby Corp.	59,067	9,770
	Allison Transmission Holdings Inc.	95,056	9,672
	Mueller Industries Inc.	118,589	9,509
	Donaldson Co. Inc.	131,104	9,058
*	Chart Industries Inc.	47,004	8,957
	Toro Co.	111,072	8,909
	Crane Co.	53,398	8,703
	Flowserve Corp.	144,192	7,936
	Esab Corp.	63,089	7,905
*	SPX Technologies Inc.	50,890	7,412
	Oshkosh Corp.	71,501	7,315
	AGCO Corp.	69,578	6,747
	JBT Marel Corp.	50,713	6,694
	Watts Water Technologies Inc. Class A	30,020	6,442
*	Gates Industrial Corp. plc	279,661	6,052
	Timken Co.	73,251	5,933
	Federal Signal Corp.	66,933	5,440
	Kadant Inc.	12,864	4,817
	ESCO Technologies Inc.	28,326	4,670
	Mueller Water Products Inc. Class A	171,802	4,426
	Franklin Electric Co. Inc.	42,501	4,342
	Enpro Inc.	23,056	4,198
	Atmus Filtration Technologies Inc.	91,199	3,630
	Terex Corp.	73,237	2,981

Industrials Index Fund
		Shares	Market Value• ($000)
	Trinity Industries Inc.	90,240	2,806
	Enerpac Tool Group Corp.	59,746	2,764
	Albany International Corp. Class A	34,278	2,625
	Standex International Corp.	13,269	2,468
	Hillenbrand Inc.	77,459	2,316
*	Hillman Solutions Corp.	215,170	2,100
	Alamo Group Inc.	11,236	1,966
	Greenbrier Cos. Inc.	34,442	1,936
	Kennametal Inc.	80,736	1,787
	Tennant Co.	19,723	1,707
	REV Group Inc.	54,630	1,666
	Lindsay Corp.	11,889	1,571
	Worthington Enterprises Inc.	35,829	1,504
	Helios Technologies Inc.	36,790	1,451
*	Blue Bird Corp.	33,707	1,185
*	Proto Labs Inc.	26,961	1,075
*,1	Symbotic Inc.	46,745	1,061
*	Energy Recovery Inc.	63,126	944
	Gorman-Rupp Co.	22,916	874
	Astec Industries Inc.	22,608	804
	Miller Industries Inc.	12,521	725
	Douglas Dynamics Inc.	25,664	694
	Wabash National Corp.	48,098	563
	Columbus McKinnon Corp.	31,446	548
*	3D Systems Corp.	145,716	494
*	Titan International Inc.	56,709	483
	Hyster-Yale Inc.	9,222	469
*	Manitowoc Co. Inc.	39,567	410
	Shyft Group Inc.	35,718	358
	Luxfer Holdings plc	29,078	355
*,1	Microvast Holdings Inc.	193,535	315
*	Hyliion Holdings Corp.	133,840	226
*	Desktop Metal Inc. Class A	24,707	56
			1,174,893
Marine Transportation (0.2%)
*	Kirby Corp.	62,994	6,565
	Matson Inc.	36,449	5,251
	Genco Shipping & Trading Ltd.	46,973	671
			12,487
Passenger Airlines (2.1%)
	Delta Air Lines Inc.	708,312	42,584
*	United Airlines Holdings Inc.	360,963	33,862
	Southwest Airlines Co.	592,282	18,396
*	American Airlines Group Inc.	721,836	10,358
*	Alaska Air Group Inc.	139,350	10,072
*	SkyWest Inc.	44,275	4,379
*	Joby Aviation Inc.	462,205	3,236
*	JetBlue Airways Corp.	322,606	2,103
	Allegiant Travel Co.	16,136	1,186
*	Sun Country Airlines Holdings Inc.	58,250	939
*	Frontier Group Holdings Inc.	73,555	530
			127,645
Professional Services (9.3%)
	Automatic Data Processing Inc.	447,236	140,960
	Paychex Inc.	355,715	53,951
	Verisk Analytics Inc.	154,994	46,019
	Equifax Inc.	136,077	33,366
	Broadridge Financial Solutions Inc.	128,260	30,939
	SS&C Technologies Holdings Inc.	244,704	21,791
	TransUnion	213,803	19,762
	Leidos Holdings Inc.	139,160	18,087
	Jacobs Solutions Inc.	136,104	17,436
	Booz Allen Hamilton Holding Corp.	140,272	14,877
	Paycom Software Inc.	56,975	12,504
*	Dayforce Inc.	164,456	10,195
*	Paylocity Holding Corp.	48,969	10,004
	Genpact Ltd.	185,624	9,879
*	ExlService Holdings Inc.	176,679	8,560
*	CACI International Inc. Class A	24,605	8,239

Industrials Index Fund
		Shares	Market Value• ($000)
	KBR Inc.	146,322	7,174
	Robert Half Inc.	113,408	6,701
*	FTI Consulting Inc.	39,473	6,537
	Science Applications International Corp.	53,695	5,305
	Exponent Inc.	55,839	4,727
	Maximus Inc.	66,261	4,320
*	Verra Mobility Corp.	181,031	4,144
*	CBIZ Inc.	49,515	3,871
	Korn Ferry	56,437	3,705
	UL Solutions Inc. Class A	68,080	3,621
	Insperity Inc.	38,894	3,422
	Alight Inc. Class A	468,622	3,201
	Dun & Bradstreet Holdings Inc.	339,649	3,081
*	Parsons Corp.	52,350	3,048
*	Huron Consulting Group Inc.	19,475	2,969
	ManpowerGroup Inc.	51,427	2,964
*	Amentum Holdings Inc.	146,379	2,875
	TriNet Group Inc.	35,337	2,605
*	WNS Holdings Ltd.	43,431	2,470
*	Upwork Inc.	139,531	2,223
*	Paycor HCM Inc.	99,011	2,211
	CSG Systems International Inc.	31,779	2,043
	Concentrix Corp.	42,857	1,935
	ICF International Inc.	20,578	1,631
*	Clarivate plc	350,919	1,505
	CRA International Inc.	7,397	1,429
*	First Advantage Corp.	84,630	1,266
*	Legalzoom.com Inc.	114,134	1,160
*	NV5 Global Inc.	63,958	1,154
	Barrett Business Services Inc.	28,562	1,150
*	Planet Labs PBC	226,042	1,044
	Kforce Inc.	19,782	991
	Heidrick & Struggles International Inc.	22,360	917
*	Conduent Inc.	160,019	566
	Kelly Services Inc. Class A	35,138	473
*	Franklin Covey Co.	12,129	388
*	TaskUS Inc. Class A	19,537	276
	Resources Connection Inc.	37,409	272
*	TrueBlue Inc.	34,024	214
*	Forrester Research Inc.	13,846	153
	TTEC Holdings Inc.	25,574	86
			556,396
Trading Companies & Distributors (5.2%)
	WW Grainger Inc.	48,102	49,122
	Fastenal Co.	628,877	47,625
	United Rentals Inc.	72,028	46,265
	Ferguson Enterprises Inc.	219,471	38,956
	Watsco Inc.	38,226	19,279
	FTAI Aviation Ltd.	112,564	14,488
*	Core & Main Inc. Class A	208,762	10,649
	Applied Industrial Technologies Inc.	42,177	10,569
	WESCO International Inc.	53,789	9,707
*	Beacon Roofing Supply Inc.	67,955	7,843
*	SiteOne Landscape Supply Inc.	49,548	6,258
	GATX Corp.	37,097	6,197
	Air Lease Corp.	116,123	5,565
	Boise Cascade Co.	42,161	4,370
	Herc Holdings Inc.	29,558	4,241
	Rush Enterprises Inc. Class A	68,420	3,990
	MSC Industrial Direct Co. Inc. Class A	49,175	3,952
	H&E Equipment Services Inc.	36,160	3,468
*	GMS Inc.	42,610	3,392
	McGrath RentCorp.	27,024	3,297
*	DNOW Inc.	115,412	1,844
*	DXP Enterprises Inc.	14,675	1,328
*	Xometry Inc. Class A	47,531	1,299
*	MRC Global Inc.	93,056	1,132
*	Transcat Inc.	10,272	817
*	BlueLinx Holdings Inc.	8,766	696

Industrials Index Fund
		Shares	Market Value• ($000)
	Willis Lease Finance Corp.	2,897	586
	Global Industrial Co.	20,805	488
*	Titan Machinery Inc.	23,468	403
*	Custom Truck One Source Inc.	77,143	342
*	Hudson Technologies Inc.	44,053	254
	Karat Packaging Inc.	7,737	231
	Alta Equipment Group Inc.	24,429	134
			308,787
Total Common Stocks (Cost $4,833,050)			5,974,499
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2,3]	Vanguard Market Liquidity Fund, 4.351% (Cost $3,948)	39,503	3,950
Total Investments (100.0%) (Cost $4,836,998)			5,978,449
Other Assets and Liabilities—Net (0.0%)			(2,984)
Net Assets (100.0%)			5,975,465
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,170,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $3,953,000 was received for securities on loan, of which $3,950,000 is held in Vanguard Market Liquidity Fund and $3,000 is held in cash.

See accompanying Notes, which are an integral part of the Financial Statements.

Industrials Index Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $4,833,050)	5,974,499
Affiliated Issuers (Cost $3,948)	3,950
Total Investments in Securities	5,978,449
Investment in Vanguard	163
Cash	3
Receivables for Investment Securities Sold	17,518
Receivables for Accrued Income	7,885
Receivables for Capital Shares Issued	475
Total Assets	6,004,493
Liabilities
Due to Custodian	7,435
Payables for Investment Securities Purchased	17,268
Collateral for Securities on Loan	3,953
Payables for Capital Shares Redeemed	179
Payables to Vanguard	193
Total Liabilities	29,028
Net Assets	5,975,465
1 Includes $3,170,000 of securities on loan.
At February 28, 2025, net assets consisted of:

Paid-in Capital	4,968,019
Total Distributable Earnings (Loss)	1,007,446
Net Assets	5,975,465

ETF Shares—Net Assets
Applicable to 21,540,569 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,591,791
Net Asset Value Per Share—ETF Shares	$259.59

Admiral™ Shares—Net Assets
Applicable to 2,876,839 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	383,674
Net Asset Value Per Share—Admiral Shares	$133.37

See accompanying Notes, which are an integral part of the Financial Statements.

Industrials Index Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Dividends[1]	40,201
Interest[2]	57
Securities Lending—Net	315
Total Income	40,573
Expenses
The Vanguard Group—Note B
Investment Advisory Services	60
Management and Administrative—ETF Shares	2,251
Management and Administrative—Admiral Shares	152
Marketing and Distribution—ETF Shares	127
Marketing and Distribution—Admiral Shares	11
Custodian Fees	14
Shareholders’ Reports and Proxy Fees—ETF Shares	324
Shareholders’ Reports and Proxy Fees—Admiral Shares	13
Trustees’ Fees and Expenses	2
Other Expenses	13
Total Expenses	2,967
Net Investment Income	37,606
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	143,317
Swap Contracts	176
Foreign Currencies	—
Realized Net Gain (Loss)	143,493
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,387
Swap Contracts	24
Change in Unrealized Appreciation (Depreciation)	1,411
Net Increase (Decrease) in Net Assets Resulting from Operations	182,510
1	Dividends are net of foreign withholding taxes of $27,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $57,000, $2,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $171,479,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Industrials Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	37,606	68,432
Realized Net Gain (Loss)	143,493	226,660
Change in Unrealized Appreciation (Depreciation)	1,411	739,408
Net Increase (Decrease) in Net Assets Resulting from Operations	182,510	1,034,500
Distributions
ETF Shares	(37,361)	(65,417)
Admiral Shares	(2,431)	(4,144)
Total Distributions	(39,792)	(69,561)
Capital Share Transactions
ETF Shares	18,129	41,612
Admiral Shares	23,134	20,499
Net Increase (Decrease) from Capital Share Transactions	41,263	62,111
Total Increase (Decrease)	183,981	1,027,050
Net Assets
Beginning of Period	5,791,484	4,764,434
End of Period	5,975,465	5,791,484

See accompanying Notes, which are an integral part of the Financial Statements.

Industrials Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$252.79	$207.59	$175.75	$199.27	$146.89	$142.53
Investment Operations
Net Investment Income[1]	1.625	3.029	2.829	2.432	2.264	2.366
Net Realized and Unrealized Gain (Loss) on Investments	6.892	45.268	31.869	(23.486)	52.318	4.554
Total from Investment Operations	8.517	48.297	34.698	(21.054)	54.582	6.920
Distributions
Dividends from Net Investment Income	(1.717)	(3.097)	(2.858)	(2.466)	(2.202)	(2.560)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.717)	(3.097)	(2.858)	(2.466)	(2.202)	(2.560)
Net Asset Value, End of Period	$259.59	$252.79	$207.59	$175.75	$199.27	$146.89
Total Return	3.38%	23.48%	19.99%	-10.62%	37.41%	4.96%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,592	$5,439	$4,493	$3,461	$5,438	$3,090
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[2]	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.21%	1.35%	1.50%	1.29%	1.25%	1.69%
Portfolio Turnover Rate[3]	2%	4%	10%	4%	5%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Industrials Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$129.87	$106.65	$90.29	$102.37	$75.46	$73.22
Investment Operations
Net Investment Income[1]	.836	1.564	1.451	1.240	1.162	1.221
Net Realized and Unrealized Gain (Loss) on Investments	3.546	23.247	16.376	(12.056)	26.880	2.336
Total from Investment Operations	4.382	24.811	17.827	(10.816)	28.042	3.557
Distributions
Dividends from Net Investment Income	(.882)	(1.591)	(1.467)	(1.264)	(1.132)	(1.317)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.882)	(1.591)	(1.467)	(1.264)	(1.132)	(1.317)
Net Asset Value, End of Period	$133.37	$129.87	$106.65	$90.29	$102.37	$75.46
Total Return[2]	3.38%	23.49%	19.99%	-10.62%	37.43%	4.98%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$384	$352	$271	$225	$372	$210
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[3]	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.21%	1.36%	1.49%	1.27%	1.25%	1.71%
Portfolio Turnover Rate[4]	2%	4%	10%	4%	5%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Industrials Index Fund
Notes to Financial Statements
Vanguard Industrials Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
The fund had no open total return swap contracts at February 28, 2025.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash

Industrials Index Fund
collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $163,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2025, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.
D.	As of February 28, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,860,791
Gross Unrealized Appreciation	1,438,070
Gross Unrealized Depreciation	(320,412)
Net Unrealized Appreciation (Depreciation)	1,117,658
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $276,736,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Industrials Index Fund
E.	During the six months ended February 28, 2025, the fund purchased $154,981,000 of investment securities and sold $125,797,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $434,408,000 and $417,170,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2025, such purchases were  $3,233,000 and sales were $3,884,000, resulting in net realized gain of $787,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	435,366	1,643	855,123	3,794
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(417,237)	(1,620)	(813,511)	(3,920)
Net Increase (Decrease)—ETF Shares	18,129	23	41,612	(126)
Admiral Shares
Issued	73,952	542	111,401	963
Issued in Lieu of Cash Distributions	2,145	16	3,611	32
Redeemed	(52,963)	(391)	(94,513)	(829)
Net Increase (Decrease)—Admiral Shares	23,134	167	20,499	166
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Information Technology Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communications Equipment (3.7%)
	Cisco Systems Inc.	24,613,315	1,577,960
*	Arista Networks Inc.	6,967,923	648,365
	Motorola Solutions Inc.	1,120,326	493,190
*	F5 Inc.	594,141	173,745
*	Ciena Corp.	1,690,309	134,498
	Juniper Networks Inc.	3,500,446	126,716
*	Lumentum Holdings Inc.	1,196,427	84,145
*	Viavi Solutions Inc.	5,235,002	58,527
*	Calix Inc.	1,388,477	51,401
*	Extreme Networks Inc.	3,059,552	47,270
*	NetScout Systems Inc.	1,675,050	37,672
*,1,2	Infinera Corp.	4,994,767	33,215
*	CommScope Holding Co. Inc.	4,997,917	31,737
*	Harmonic Inc.	2,595,565	26,760
*	Digi International Inc.	855,285	26,120
*	Adtran Holdings Inc.	1,767,895	18,687
*	ViaSat Inc.	1,926,145	16,834
*	NETGEAR Inc.	639,758	16,826
*	Ribbon Communications Inc.	2,252,042	10,630
*	Clearfield Inc.	284,250	9,213
*	Applied Optoelectronics Inc.	21,731	475
			3,623,986
Electronic Equipment, Instruments & Components (4.9%)
	Amphenol Corp. Class A	7,990,011	532,135
	TE Connectivity plc	2,208,688	340,204
	Corning Inc.	6,244,761	313,175
*	Keysight Technologies Inc.	1,435,468	229,000
*	Teledyne Technologies Inc.	418,248	215,406
	CDW Corp.	1,069,754	190,630
*	Trimble Inc.	2,396,223	172,480
	Jabil Inc.	1,108,533	171,734
*	Flex Ltd.	4,080,647	154,616
*	Zebra Technologies Corp. Class A	477,453	150,422
	TD SYNNEX Corp.	977,350	134,376
*	Coherent Corp.	1,453,940	109,322
	Badger Meter Inc.	478,841	100,715
	Vontier Corp.	2,688,582	100,418
*	Sanmina Corp.	1,165,047	95,441
*	Itron Inc.	849,857	92,541
	Advanced Energy Industries Inc.	797,020	91,793
	Belden Inc.	815,789	89,761
*	Fabrinet	442,716	88,565
	Littelfuse Inc.	378,597	87,876
*	Arrow Electronics Inc.	791,127	85,497
	Cognex Corp.	2,585,709	84,811
	Avnet Inc.	1,667,123	84,256
*	Novanta Inc.	559,099	80,868
*	Plexus Corp.	608,116	80,831
*	OSI Systems Inc.	369,716	76,239
*	Insight Enterprises Inc.	464,211	71,433
*	Mirion Technologies Inc.	4,500,109	69,887
	Crane NXT Co.	1,140,679	63,673
*	TTM Technologies Inc.	2,394,534	57,732
*	PAR Technology Corp.	800,302	54,989
	Vishay Intertechnology Inc.	2,629,547	45,070
*	ePlus Inc.	631,000	40,624
*	IPG Photonics Corp.	612,750	35,656
*	Knowles Corp.	2,076,888	34,456
	Benchmark Electronics Inc.	848,013	33,887

Information Technology Index Fund
		Shares	Market Value• ($000)
*	Arlo Technologies Inc.	2,297,442	33,037
*	Rogers Corp.	393,155	31,429
	CTS Corp.	675,522	30,169
	Napco Security Technologies Inc.	866,069	21,271
	Bel Fuse Inc. Class B	245,057	20,563
	PC Connection Inc.	308,770	19,699
*	ScanSource Inc.	534,262	19,559
*	FARO Technologies Inc.	446,676	14,276
*	Kimball Electronics Inc.	582,158	10,490
*	nLight Inc.	1,063,895	9,756
*	Evolv Technologies Holdings Inc.	2,572,414	9,106
	Methode Electronics Inc.	786,411	8,572
*	Ouster Inc.	958,301	7,906
*,1	MicroVision Inc.	4,865,476	7,055
*	Vishay Precision Group Inc.	287,291	6,763
*	SmartRent Inc.	4,092,348	5,074
*,1	Lightwave Logic Inc.	2,827,502	3,421
	Bel Fuse Inc. Class A	29,977	2,443
			4,721,108
IT Services (5.9%)
	International Business Machines Corp.	5,721,433	1,444,319
	Accenture plc Class A	3,857,734	1,344,420
*	Snowflake Inc. Class A	2,149,655	380,704
*	Cloudflare Inc. Class A	2,256,935	327,933
	Cognizant Technology Solutions Corp. Class A	3,743,105	311,913
*	Gartner Inc.	579,104	288,579
*	GoDaddy Inc. Class A	1,197,973	215,036
*	VeriSign Inc.	840,692	199,984
*	MongoDB Inc.	665,966	178,099
*	Twilio Inc. Class A	1,467,976	176,054
*	Okta Inc.	1,578,750	142,861
*	EPAM Systems Inc.	615,263	126,830
*	Kyndryl Holdings Inc.	3,194,346	121,641
*	Akamai Technologies Inc.	1,502,535	121,225
*	DXC Technology Co.	4,175,971	76,713
*	ASGN Inc.	948,928	63,939
*	DigitalOcean Holdings Inc.	1,394,050	59,735
*	Grid Dynamics Holdings Inc.	1,351,234	25,430
*,1	Applied Digital Corp.	3,165,161	25,321
*	Fastly Inc. Class A	3,055,350	20,807
	Hackett Group Inc.	584,421	17,755
*	Couchbase Inc.	947,612	16,725
*	BigCommerce Holdings Inc. Series 1	1,546,458	10,949
*	Unisys Corp.	1,547,064	6,668
*	Rackspace Technology Inc.	1,581,070	3,747
*	Core Scientific Inc.	46,357	517
			5,707,904
Semiconductors & Semiconductor Equipment (30.9%)
	NVIDIA Corp.	116,543,060	14,558,559
	Broadcom Inc.	20,631,573	4,114,555
	Texas Instruments Inc.	5,683,072	1,113,825
	QUALCOMM Inc.	6,971,389	1,095,693
*	Advanced Micro Devices Inc.	10,004,944	999,094
	Applied Materials Inc.	5,222,962	825,594
	Analog Devices Inc.	3,196,571	735,403
	Micron Technology Inc.	7,097,525	664,541
	Intel Corp.	27,911,589	662,342
	Lam Research Corp.	8,409,916	645,377
	KLA Corp.	871,965	618,084
	Marvell Technology Inc.	5,819,129	534,312
	NXP Semiconductors NV	1,747,613	376,768
	Microchip Technology Inc.	3,925,627	231,062
	Monolithic Power Systems Inc.	354,616	216,674
*	ON Semiconductor Corp.	3,345,233	157,393
	Teradyne Inc.	1,386,738	152,347
	Entegris Inc.	1,437,387	145,492
*	Lattice Semiconductor Corp.	1,949,567	121,536
*	First Solar Inc.	878,434	119,625
*	Credo Technology Group Holding Ltd.	1,853,784	102,292

Information Technology Index Fund
		Shares	Market Value• ($000)
*	MACOM Technology Solutions Holdings Inc.	881,991	102,011
	Skyworks Solutions Inc.	1,524,606	101,630
*	Rambus Inc.	1,741,939	97,357
*	Silicon Laboratories Inc.	687,718	96,487
	Universal Display Corp.	590,985	90,787
*	Onto Innovation Inc.	583,445	84,985
	MKS Instruments Inc.	921,945	84,653
*	Qorvo Inc.	1,113,415	80,934
*	Cirrus Logic Inc.	755,817	78,764
	Power Integrations Inc.	1,289,802	78,420
*	Enphase Energy Inc.	1,327,713	76,118
*	Sitime Corp.	430,783	66,836
*	Semtech Corp.	1,706,906	65,187
*	Allegro MicroSystems Inc.	2,833,084	63,178
*	Synaptics Inc.	929,927	61,505
*	FormFactor Inc.	1,704,254	56,752
*	Ambarella Inc.	916,718	56,314
	Amkor Technology Inc.	2,553,847	53,886
*	Diodes Inc.	1,085,914	53,622
*	Impinj Inc.	516,484	49,923
	Kulicke & Soffa Industries Inc.	1,271,992	48,679
*	Axcelis Technologies Inc.	739,939	40,541
*	Photronics Inc.	1,487,990	31,010
*	Veeco Instruments Inc.	1,333,505	29,657
*	ACM Research Inc. Class A	1,141,066	29,599
*	MaxLinear Inc.	1,859,341	27,165
*	Ultra Clean Holdings Inc.	1,057,291	26,009
*	Penguin Solutions Inc.	1,195,408	23,825
*	Ichor Holdings Ltd.	788,151	23,085
*,1	SolarEdge Technologies Inc.	1,345,777	22,192
*	Cohu Inc.	1,100,622	21,638
*	CEVA Inc.	555,208	19,021
*	Alpha & Omega Semiconductor Ltd.	574,395	17,393
*	Wolfspeed Inc.	2,963,171	17,127
*	PDF Solutions Inc.	723,207	16,287
*,1	indie Semiconductor Inc. Class A	3,761,439	11,322
*,1	Navitas Semiconductor Corp.	2,800,765	6,834
*,1	Aehr Test Systems	648,523	6,252
*	Magnachip Semiconductor Corp.	790,619	3,589
	NVE Corp.	7,508	517
*	Astera Labs Inc.	6,153	458
			30,112,117
Software (34.8%)
	Microsoft Corp.	32,387,173	12,857,384
	Salesforce Inc.	5,817,877	1,732,855
	Oracle Corp.	10,131,080	1,682,367
*	Adobe Inc.	2,715,966	1,191,114
*	ServiceNow Inc.	1,276,411	1,186,756
*	Palantir Technologies Inc. Class A	13,032,856	1,106,750
	Intuit Inc.	1,744,745	1,070,994
*	Palo Alto Networks Inc.	4,146,807	789,676
*	Crowdstrike Holdings Inc. Class A	1,567,312	610,719
*	Fortinet Inc.	4,513,604	487,514
*	Synopsys Inc.	1,012,494	462,993
*	Cadence Design Systems Inc.	1,820,848	456,122
*	AppLovin Corp. Class A	1,388,040	452,140
	Roper Technologies Inc.	742,650	434,079
*	Autodesk Inc.	1,485,562	407,356
*	Workday Inc. Class A	1,503,384	395,901
*	Atlassian Corp. Ltd. Class A	1,195,015	339,695
*	Fair Isaac Corp.	173,721	327,699
*	MicroStrategy Inc. Class A	1,152,286	294,328
*	HubSpot Inc.	384,498	278,373
*	Datadog Inc. Class A	2,164,847	252,313
*	ANSYS Inc.	702,885	234,236
*	Tyler Technologies Inc.	356,772	217,071
*	Nutanix Inc. Class A	2,453,789	188,672
*	PTC Inc.	1,054,617	172,567
*	DocuSign Inc.	2,045,871	170,155

Information Technology Index Fund
		Shares	Market Value• ($000)
*	Zoom Communications Inc.	2,283,836	168,319
*	Dynatrace Inc.	2,902,826	166,187
*	Zscaler Inc.	846,395	166,088
*	Guidewire Software Inc.	818,822	164,845
	Gen Digital Inc. (XNGS)	5,542,959	151,489
*	Unity Software Inc.	5,162,448	132,365
*	Samsara Inc. Class A	2,604,548	124,185
*	Elastic NV	1,067,178	124,177
*	Aspen Technology Inc.	451,108	119,656
*	Confluent Inc. Class A	3,631,710	115,270
*	Altair Engineering Inc. Class A	1,022,118	114,068
*	Procore Technologies Inc.	1,478,371	113,051
*	Commvault Systems Inc.	652,397	111,273
*	Clearwater Analytics Holdings Inc. Class A	3,466,265	107,801
[1]	InterDigital Inc.	500,856	107,003
*	Manhattan Associates Inc.	601,586	106,409
*	ACI Worldwide Inc.	1,847,089	105,931
*	Gitlab Inc. Class A	1,733,642	104,383
*	Aurora Innovation Inc.	13,647,778	99,219
	Dolby Laboratories Inc. Class A	1,202,053	98,100
	Bentley Systems Inc. Class B	2,177,859	95,608
*	Dropbox Inc. Class A	3,617,487	93,982
*	UiPath Inc. Class A	7,605,206	93,544
*	Box Inc. Class A	2,856,384	93,404
*	Q2 Holdings Inc.	1,030,373	90,024
*	Workiva Inc.	1,026,805	89,866
*	Qualys Inc.	677,751	89,097
*	Appfolio Inc. Class A	404,603	86,787
*	SentinelOne Inc. Class A	4,149,366	85,601
*	CCC Intelligent Solutions Holdings Inc.	8,126,928	82,813
*	Tenable Holdings Inc.	2,162,792	82,489
*	Intapp Inc.	1,210,212	79,826
*	JFrog Ltd.	2,169,778	79,739
	Pegasystems Inc.	1,000,909	78,581
*	BILL Holdings Inc.	1,374,330	75,863
*	Varonis Systems Inc.	1,747,659	75,097
*,1	SoundHound AI Inc. Class A	6,630,420	71,741
*	SPS Commerce Inc.	535,153	71,282
*	Freshworks Inc. Class A	4,137,468	70,585
*,1	MARA Holdings Inc.	4,949,045	68,891
*	Zeta Global Holdings Corp. Class A	3,769,036	64,865
*	Alarm.com Holdings Inc.	1,098,869	63,833
*	nCino Inc.	2,032,124	63,626
*	Blackbaud Inc.	958,027	63,326
*	Five9 Inc.	1,739,172	62,958
*,1	Riot Platforms Inc.	6,772,147	62,846
*	C3.ai Inc. Class A	2,570,713	60,283
*	Blackline Inc.	1,237,128	59,753
	Progress Software Corp.	1,007,149	55,031
*	Teradata Corp.	2,257,098	53,809
*	Klaviyo Inc. Class A	1,325,073	52,102
*	Braze Inc. Class A	1,367,662	50,576
*	RingCentral Inc. Class A	1,701,513	48,408
*	DoubleVerify Holdings Inc.	3,394,766	47,187
*	Agilysys Inc.	581,750	47,116
	Clear Secure Inc. Class A	1,950,007	46,235
*	LiveRamp Holdings Inc.	1,541,013	46,045
*,1	Cleanspark Inc.	5,474,082	43,738
*	Vertex Inc. Class A	1,299,884	41,973
*	Rapid7 Inc.	1,399,763	40,719
	Adeia Inc.	2,554,743	40,161
*	Alkami Technology Inc.	1,278,681	39,435
*	Asana Inc. Class A	2,010,643	38,705
*	Matterport Inc.	6,756,658	36,881
*	NCR Voyix Corp.	3,243,639	36,588
	A10 Networks Inc.	1,734,893	36,068
*	AvePoint Inc.	2,412,090	36,037
*	PagerDuty Inc.	2,022,311	35,835
*	Verint Systems Inc.	1,453,021	32,795
*	Sprout Social Inc. Class A	1,172,918	31,106

Information Technology Index Fund
		Shares	Market Value• ($000)
*	Informatica Inc. Class A	1,505,247	28,841
*	Hut 8 Corp.	1,890,940	27,891
*	Terawulf Inc.	5,897,506	24,711
*	Appian Corp. Class A	724,918	23,538
*	PROS Holdings Inc.	940,625	22,744
*	Amplitude Inc. Class A	1,770,555	22,291
*	Sprinklr Inc. Class A	2,573,565	21,798
	SolarWinds Corp.	1,187,986	21,752
*	Jamf Holding Corp.	1,498,959	20,506
*	Cipher Mining Inc.	4,744,652	19,358
*	N-able Inc.	1,740,054	17,453
*	Yext Inc.	2,524,999	17,170
*	Olo Inc. Class A	2,362,535	16,278
*	Blend Labs Inc. Class A	4,575,002	14,320
	OneSpan Inc.	801,931	12,863
*	Consensus Cloud Solutions Inc.	429,898	11,250
*	Enfusion Inc. Class A	973,783	11,179
*	Cerence Inc.	932,758	10,643
*	NextNav Inc.	1,008,907	10,583
*	Weave Communications Inc.	837,268	10,550
	Logility Supply Chain Solutions Inc.	740,671	10,466
*	Mitek Systems Inc.	1,060,589	9,938
*	MeridianLink Inc.	541,812	9,894
*	E2open Parent Holdings Inc.	3,625,492	8,302
*	Xperi Inc.	952,665	8,060
*	SEMrush Holdings Inc. Class A	716,768	7,884
*	Digital Turbine Inc.	2,173,792	7,456
*	8x8 Inc.	2,711,481	6,779
*,1	Digimarc Corp.	377,330	6,169
*	Domo Inc. Class B	780,838	5,934
*	Expensify Inc. Class A	1,182,688	4,583
*	Rimini Street Inc.	1,170,733	4,156
*	ON24 Inc.	585,237	3,266
*	CS Disco Inc.	558,801	2,693
*,1	LivePerson Inc.	1,773,141	1,915
*,1	Pagaya Technologies Ltd. Class A	65,875	845
*	I3 Verticals Inc. Class A	25,253	655
*	Life360 Inc.	13,647	617
*	Rubrik Inc. Class A	8,720	568
*	Daily Journal Corp.	1,294	509
			33,858,916
Technology Hardware, Storage & Peripherals (19.6%)
	Apple Inc.	72,151,875	17,449,209
	HP Inc.	7,529,784	232,444
	Dell Technologies Inc. Class C	2,213,137	227,422
	Hewlett Packard Enterprise Co.	10,823,368	214,411
	Seagate Technology Holdings plc	1,769,379	180,317
*,1	Super Micro Computer Inc. (XNGS)	4,110,853	170,436
	NetApp Inc.	1,680,427	167,723
*	Pure Storage Inc. Class A	2,819,932	147,962
*	Western Digital Corp.	2,878,640	140,852
*,1	IonQ Inc.	3,398,475	83,501
*,1	Sandisk Corp.	959,539	44,954
	Xerox Holdings Corp.	2,774,181	18,393
*	Diebold Nixdorf Inc.	308,812	13,659
*	Corsair Gaming Inc.	1,100,738	12,923
*	CPI Card Group Inc.	117,834	3,943
			19,108,149
Total Common Stocks (Cost $69,853,134)			97,132,180

Information Technology Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[3,4]	Vanguard Market Liquidity Fund, 4.351% (Cost $379,247)	3,792,972	379,297
Total Investments (100.2%) (Cost $70,232,381)			97,511,477
Other Assets and Liabilities—Net (-0.2%)			(188,171)
Net Assets (100.0%)			97,323,306
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $198,318,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $204,553,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	March 2025	134	56,064	(3,417)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Coherent Corp.	8/29/25	BANA	10,000	(4.336)	—	(38)
MicroStrategy Inc. Class A	8/29/25	BANA	34,483	(4.336)	—	(141)
					—	(179)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Information Technology Index Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $69,853,134)	97,132,180
Affiliated Issuers (Cost $379,247)	379,297
Total Investments in Securities	97,511,477
Investment in Vanguard	2,636
Cash Collateral Pledged—Futures Contracts	3,314
Cash Collateral Pledged—Over-the-Counter Swap Contracts	15,030
Receivables for Investment Securities Sold	313,073
Receivables for Accrued Income	49,464
Receivables for Capital Shares Issued	10,360
Variation Margin Receivable—Futures Contracts	915
Total Assets	97,906,269
Liabilities
Due to Custodian	30,728
Payables for Investment Securities Purchased	290,645
Collateral for Securities on Loan	204,553
Payables for Capital Shares Redeemed	53,591
Payables to Vanguard	3,267
Unrealized Depreciation—Over-the-Counter Swap Contracts	179
Total Liabilities	582,963
Net Assets	97,323,306
1 Includes $198,318,000 of securities on loan.
At February 28, 2025, net assets consisted of:

Paid-in Capital	70,722,955
Total Distributable Earnings (Loss)	26,600,351
Net Assets	97,323,306

ETF Shares—Net Assets
Applicable to 139,053,095 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	83,165,866
Net Asset Value Per Share—ETF Shares	$598.09

Admiral™ Shares—Net Assets
Applicable to 46,229,577 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,157,440
Net Asset Value Per Share—Admiral Shares	$306.24

See accompanying Notes, which are an integral part of the Financial Statements.

Information Technology Index Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Dividends[1]	279,095
Interest[2]	2,231
Securities Lending—Net	2,846
Total Income	284,172
Expenses
The Vanguard Group—Note B
Investment Advisory Services	928
Management and Administrative—ETF Shares	34,926
Management and Administrative—Admiral Shares	6,267
Marketing and Distribution—ETF Shares	2,140
Marketing and Distribution—Admiral Shares	436
Custodian Fees	124
Shareholders’ Reports and Proxy Fees—ETF Shares	2,122
Shareholders’ Reports and Proxy Fees—Admiral Shares	104
Trustees’ Fees and Expenses	26
Other Expenses	13
Total Expenses	47,086
Net Investment Income	237,086
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	2,302,756
Futures Contracts	5,452
Swap Contracts	5,898
Realized Net Gain (Loss)	2,314,106
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,293,738
Futures Contracts	(5,438)
Swap Contracts	(179)
Change in Unrealized Appreciation (Depreciation)	1,288,121
Net Increase (Decrease) in Net Assets Resulting from Operations	3,839,313
1	Dividends are net of foreign withholding taxes of $510,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,126,000, less than $1,000, and $23,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $2,683,336,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Information Technology Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	237,086	445,245
Realized Net Gain (Loss)	2,314,106	9,262,075
Change in Unrealized Appreciation (Depreciation)	1,288,121	9,672,916
Net Increase (Decrease) in Net Assets Resulting from Operations	3,839,313	19,380,236
Distributions
ETF Shares	(225,904)	(459,825)
Admiral Shares	(39,223)	(79,022)
Total Distributions	(265,127)	(538,847)
Capital Share Transactions
ETF Shares	4,669,395	5,738,111
Admiral Shares	435,771	1,628,520
Net Increase (Decrease) from Capital Share Transactions	5,105,166	7,366,631
Total Increase (Decrease)	8,679,352	26,208,020
Net Assets
Beginning of Period	88,643,954	62,435,934
End of Period	97,323,306	88,643,954

See accompanying Notes, which are an integral part of the Financial Statements.

Information Technology Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$573.86	$444.81	$349.23	$426.48	$328.54	$213.66
Investment Operations
Net Investment Income[1]	1.499	3.039	3.090	3.003	2.634	2.926
Net Realized and Unrealized Gain (Loss) on Investments	24.425	129.708	95.573	(77.272)	97.919	114.955
Total from Investment Operations	25.924	132.747	98.663	(74.269)	100.553	117.881
Distributions
Dividends from Net Investment Income	(1.694)	(3.697)	(3.083)	(2.981)	(2.613)	(3.001)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.694)	(3.697)	(3.083)	(2.981)	(2.613)	(3.001)
Net Asset Value, End of Period	$598.09	$573.86	$444.81	$349.23	$426.48	$328.54
Total Return	4.52%	29.98%	28.47%	-17.50%	30.80%	55.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$83,166	$75,456	$53,653	$43,558	$51,238	$38,711
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[2]	0.10%[2]	0.10%[2]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.49%	0.60%	0.83%	0.76%	0.73%	1.17%
Portfolio Turnover Rate[3]	3%	13%	15%	6%	4%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Information Technology Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$293.83	$227.76	$178.82	$218.38	$168.23	$109.40
Investment Operations
Net Investment Income[1]	.767	1.550	1.591	1.538	1.353	1.504
Net Realized and Unrealized Gain (Loss) on Investments	12.510	66.415	48.931	(39.572)	50.136	58.864
Total from Investment Operations	13.277	67.965	50.522	(38.034)	51.489	60.368
Distributions
Dividends from Net Investment Income	(.867)	(1.895)	(1.582)	(1.526)	(1.339)	(1.538)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.867)	(1.895)	(1.582)	(1.526)	(1.339)	(1.538)
Net Asset Value, End of Period	$306.24	$293.83	$227.76	$178.82	$218.38	$168.23
Total Return[2]	4.52%	29.98%	28.47%	-17.50%	30.81%	55.78%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,157	$13,188	$8,783	$5,994	$7,301	$5,149
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[3]	0.10%[3]	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.49%	0.60%	0.83%	0.75%	0.73%	1.17%
Portfolio Turnover Rate[4]	3%	13%	15%	6%	4%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Information Technology Index Fund
Notes to Financial Statements
Vanguard Information Technology Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Information Technology Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $2,636,000, representing less than 0.01% of the fund’s net assets and 1.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Information Technology Index Fund
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	97,062,084	36,881	33,215	97,132,180
Temporary Cash Investments	379,297	—	—	379,297
Total	97,441,381	36,881	33,215	97,511,477
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(3,417)	—	—	(3,417)
Swap Contracts	—	(179)	—	(179)
Total	(3,417)	(179)	—	(3,596)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	70,396,466
Gross Unrealized Appreciation	29,465,637
Gross Unrealized Depreciation	(2,354,043)
Net Unrealized Appreciation (Depreciation)	27,111,594
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $2,937,076,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2025, the fund purchased $2,902,643,000 of investment securities and sold $2,449,364,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $8,262,725,000 and $3,786,719,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2025, such purchases were  $12,777,000 and sales were $37,264,000, resulting in net realized loss of $4,462,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	8,349,283	13,538	20,839,168[1]	40,296[1]
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,679,888)	(5,975)	(15,101,057)[1]	(29,425)[1]
Net Increase (Decrease)—ETF Shares	4,669,395	7,563	5,738,111	10,871
Admiral Shares
Issued	1,697,325	5,390	3,547,413	13,729
Issued in Lieu of Cash Distributions	35,707	116	72,072	284
Redeemed	(1,297,261)	(4,157)	(1,990,965)	(7,695)
Net Increase (Decrease)—Admiral Shares	435,771	1,349	1,628,520	6,318
1	Includes unsettled in-kind transactions as of August 31, 2024 for 6,325,000 issued shares and 6,300,000 redeemed shares valued at $3,601,955,000 and $3,586,089,000, respectively, which settled shortly afterwards.
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.

Information Technology Index Fund
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Materials Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Chemicals (57.0%)
	Linde plc	1,396,377	652,178
	Sherwin-Williams Co.	701,647	254,186
	Air Products & Chemicals Inc.	652,154	206,179
	Ecolab Inc.	747,358	201,047
	Corteva Inc.	2,015,497	126,936
	DuPont de Nemours Inc.	1,225,665	100,223
	Dow Inc.	2,052,890	78,236
	PPG Industries Inc.	680,323	77,026
	International Flavors & Fragrances Inc.	749,785	61,340
	LyondellBasell Industries NV Class A	761,844	58,533
	RPM International Inc.	377,038	46,711
	CF Industries Holdings Inc.	510,299	41,344
	Eastman Chemical Co.	339,884	33,258
	Albemarle Corp.	344,671	26,550
*	Axalta Coating Systems Ltd.	639,388	23,152
	Mosaic Co.	931,390	22,279
*	Arcadium Lithium plc	3,154,255	18,421
	Element Solutions Inc.	674,592	17,614
	Balchem Corp.	95,323	16,589
	Celanese Corp.	320,498	16,326
	Cabot Corp.	159,508	13,718
	NewMarket Corp.	23,928	13,642
	FMC Corp.	366,291	13,516
	Westlake Corp.	113,239	12,717
	Avient Corp.	267,736	11,451
	HB Fuller Co.	160,262	9,093
	Olin Corp.	342,155	8,687
	Huntsman Corp.	481,920	8,159
	Ashland Inc.	131,527	7,999
	Innospec Inc.	73,111	7,560
	Scotts Miracle-Gro Co.	126,487	7,408
	Sensient Technologies Corp.	105,540	7,325
	Chemours Co.	438,610	6,557
	Minerals Technologies Inc.	93,369	6,418
	Hawkins Inc.	58,322	6,123
	Quaker Chemical Corp.	41,649	5,790
*	Ingevity Corp.	106,717	5,086
*	Perimeter Solutions Inc.	407,242	4,309
	Stepan Co.	66,014	4,077
*,1	PureCycle Technologies Inc.	381,208	3,926
	Tronox Holdings plc	347,060	2,693
	Orion SA	169,035	2,363
*	Ecovyst Inc.	325,003	2,207
	AdvanSix Inc.	78,688	2,197
	Koppers Holdings Inc.	59,460	1,731
*	Aspen Aerogels Inc.	204,267	1,554
	Mativ Holdings Inc.	160,396	1,084
*	LSB Industries Inc.	147,386	1,080
*,1	Ginkgo Bioworks Holdings Inc.	92,677	764
*	Intrepid Potash Inc.	28,918	754
	Kronos Worldwide Inc.	66,605	583
	American Vanguard Corp.	76,297	392
	Trinseo plc	78,066	384
*	Origin Materials Inc.	398,940	364
			2,259,839
Construction Materials (10.8%)
	CRH plc	1,992,204	204,241
	Vulcan Materials Co.	387,295	95,782
	Martin Marietta Materials Inc.	179,238	86,597

Materials Index Fund
		Shares	Market Value• ($000)
	Eagle Materials Inc.	98,361	22,250
*	Knife River Corp.	166,015	15,884
	United States Lime & Minerals Inc.	33,422	3,137
			427,891
Containers & Packaging (13.0%)
	International Paper Co.	1,462,021	82,385
	Smurfit WestRock plc	1,525,349	79,425
	Packaging Corp. of America	263,356	56,119
	Ball Corp.	875,092	46,109
	Avery Dennison Corp.	235,605	44,287
[1]	Amcor plc	4,238,347	42,892
	Crown Holdings Inc.	350,799	31,442
	AptarGroup Inc.	195,144	28,637
	Berry Global Group Inc.	339,184	24,479
	Graphic Packaging Holding Co.	880,034	23,479
	Sealed Air Corp.	427,392	14,608
	Sonoco Products Co.	287,896	13,767
	Silgan Holdings Inc.	250,657	13,613
*	O-I Glass Inc.	453,703	5,204
	Greif Inc. Class A	72,175	4,133
	Pactiv Evergreen Inc.	131,475	2,348
	TriMas Corp.	101,565	2,081
	Myers Industries Inc.	93,967	1,030
*	Ranpak Holdings Corp.	129,581	867
			516,905
Metals & Mining (18.3%)
	Freeport-McMoRan Inc.	4,213,881	155,534
	Newmont Corp. (XNYS)	3,338,570	143,024
	Nucor Corp.	688,594	94,661
	Steel Dynamics Inc.	424,143	57,289
	Reliance Inc.	158,714	47,164
	Carpenter Technology Corp.	138,866	28,755
	Royal Gold Inc.	192,841	28,348
	United States Steel Corp.	660,309	26,558
*	ATI Inc.	418,366	24,332
	Alcoa Corp.	567,603	18,873
	Commercial Metals Co.	333,241	16,142
*	Cleveland-Cliffs Inc.	1,448,370	15,700
*	Coeur Mining Inc.	1,871,779	9,640
	Hecla Mining Co.	1,776,107	9,111
*	MP Materials Corp.	359,289	8,627
	Warrior Met Coal Inc.	153,387	7,384
	Materion Corp.	60,773	5,552
*	Alpha Metallurgical Resources Inc.	32,447	4,462
	Kaiser Aluminum Corp.	47,032	3,328
*	Century Aluminum Co.	163,569	3,100
	Worthington Steel Inc.	96,983	2,587
	SunCoke Energy Inc.	248,543	2,254
	Ryerson Holding Corp.	79,324	1,997
*	Metallus Inc.	112,171	1,620
*	Ivanhoe Electric Inc.	229,334	1,424
*	Perpetua Resources Corp.	133,694	1,147
	Compass Minerals International Inc.	102,415	1,069
	Radius Recycling Inc.	77,219	1,068
	Olympic Steel Inc.	29,176	969
*	McEwen Mining Inc.	133,026	915
	Ramaco Resources Inc. Class A	82,761	740
*,1	Piedmont Lithium Inc.	60,809	432
	Ramaco Resources Inc. Class B	1,287	11
			723,817
Paper & Forest Products (0.8%)
	Louisiana-Pacific Corp.	185,362	18,475
	Sylvamo Corp.	102,286	7,273
*	Magnera Corp.	93,131	1,919
*	Clearwater Paper Corp.	48,599	1,271
	Mercer International Inc.	117,916	927
			29,865
Total Common Stocks (Cost $3,679,210)			3,958,317

Materials Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 4.351% (Cost $16,520)	165,220	16,522
Total Investments (100.3%) (Cost $3,695,730)			3,974,839
Other Assets and Liabilities—Net (-0.3%)			(11,509)
Net Assets (100.0%)			3,963,330
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,512,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $10,225,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alcoa Corp.	8/29/25	BANA	6,318	(4.335)	—	(18)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Materials Index Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $3,679,210)	3,958,317
Affiliated Issuers (Cost $16,520)	16,522
Total Investments in Securities	3,974,839
Investment in Vanguard	107
Receivables for Investment Securities Sold	10,050
Receivables for Accrued Income	4,508
Receivables for Capital Shares Issued	2,711
Total Assets	3,992,215
Liabilities
Due to Custodian	1,129
Payables for Investment Securities Purchased	15,762
Collateral for Securities on Loan	10,225
Payables for Capital Shares Redeemed	1,623
Payables to Vanguard	128
Unrealized Depreciation—Over-the-Counter Swap Contracts	18
Total Liabilities	28,885
Net Assets	3,963,330
1 Includes $9,512,000 of securities on loan.
At February 28, 2025, net assets consisted of:

Paid-in Capital	3,880,804
Total Distributable Earnings (Loss)	82,526
Net Assets	3,963,330

ETF Shares—Net Assets
Applicable to 14,038,512 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,760,362
Net Asset Value Per Share—ETF Shares	$196.63

Admiral™ Shares—Net Assets
Applicable to 12,007,997 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,202,968
Net Asset Value Per Share—Admiral Shares	$100.18

See accompanying Notes, which are an integral part of the Financial Statements.

Materials Index Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Dividends[1]	32,393
Interest[2]	185
Securities Lending—Net	125
Total Income	32,703
Expenses
The Vanguard Group—Note B
Investment Advisory Services	39
Management and Administrative—ETF Shares	1,030
Management and Administrative—Admiral Shares	523
Marketing and Distribution—ETF Shares	59
Marketing and Distribution—Admiral Shares	37
Custodian Fees	9
Shareholders’ Reports and Proxy Fees—ETF Shares	297
Shareholders’ Reports and Proxy Fees—Admiral Shares	17
Trustees’ Fees and Expenses	1
Other Expenses	13
Total Expenses	2,025
Net Investment Income	30,678
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	45,564
Swap Contracts	(544)
Realized Net Gain (Loss)	45,020
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(246,210)
Swap Contracts	32
Change in Unrealized Appreciation (Depreciation)	(246,178)
Net Increase (Decrease) in Net Assets Resulting from Operations	(170,480)
1	Dividends are net of foreign withholding taxes of $1,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $184,000, $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $54,640,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Materials Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	30,678	67,880
Realized Net Gain (Loss)	45,020	108,686
Change in Unrealized Appreciation (Depreciation)	(246,178)	352,979
Net Increase (Decrease) in Net Assets Resulting from Operations	(170,480)	529,545
Distributions
ETF Shares	(24,717)	(49,253)
Admiral Shares	(10,177)	(19,308)
Total Distributions	(34,894)	(68,561)
Capital Share Transactions
ETF Shares	(131,745)	(347,603)
Admiral Shares	24,166	27,789
Net Increase (Decrease) from Capital Share Transactions	(107,579)	(319,814)
Total Increase (Decrease)	(312,953)	141,170
Net Assets
Beginning of Period	4,276,283	4,135,113
End of Period	3,963,330	4,276,283

See accompanying Notes, which are an integral part of the Financial Statements.

Materials Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$206.54	$182.61	$166.09	$187.02	$134.84	$122.80
Investment Operations
Net Investment Income[1]	1.497	3.241	3.253	3.213	2.801	2.522
Net Realized and Unrealized Gain (Loss) on Investments	(9.714)	23.940	16.513	(20.893)	52.014	12.053
Total from Investment Operations	(8.217)	27.181	19.766	(17.680)	54.815	14.575
Distributions
Dividends from Net Investment Income	(1.693)	(3.251)	(3.246)	(3.250)	(2.635)	(2.535)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.693)	(3.251)	(3.246)	(3.250)	(2.635)	(2.535)
Net Asset Value, End of Period	$196.63	$206.54	$182.61	$166.09	$187.02	$134.84
Total Return	-3.99%	15.08%	12.09%	-9.55%	41.00%	12.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,760	$3,039	$3,070	$2,889	$3,924	$1,676
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[2]	0.10%[2]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.49%	1.72%	1.87%	1.76%	1.66%	2.05%
Portfolio Turnover Rate[3]	2%	12%	5%	4%	5%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Materials Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$105.23	$93.04	$84.62	$95.29	$68.70	$62.57
Investment Operations
Net Investment Income[1]	.759	1.650	1.654	1.652	1.424	1.294
Net Realized and Unrealized Gain (Loss) on Investments	(4.946)	12.197	8.420	(10.665)	26.507	6.130
Total from Investment Operations	(4.187)	13.847	10.074	(9.013)	27.931	7.424
Distributions
Dividends from Net Investment Income	(.863)	(1.657)	(1.654)	(1.657)	(1.341)	(1.294)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.863)	(1.657)	(1.654)	(1.657)	(1.341)	(1.294)
Net Asset Value, End of Period	$100.18	$105.23	$93.04	$84.62	$95.29	$68.70
Total Return[2]	-3.99%	15.09%	12.10%	-9.56%	41.04%	12.14%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,203	$1,238	$1,065	$994	$1,078	$583
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[3]	0.10%[3]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.48%	1.71%	1.86%	1.78%	1.67%	2.08%
Portfolio Turnover Rate[4]	2%	12%	5%	4%	5%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Materials Index Fund
Notes to Financial Statements
Vanguard Materials Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may

Materials Index Fund
be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $107,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,958,317	—	—	3,958,317
Temporary Cash Investments	16,522	—	—	16,522
Total	3,974,839	—	—	3,974,839
Derivative Financial Instruments
Liabilities
Swap Contracts	—	(18)	—	(18)

Materials Index Fund
D.	As of February 28, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,709,311
Gross Unrealized Appreciation	751,149
Gross Unrealized Depreciation	(485,621)
Net Unrealized Appreciation (Depreciation)	265,528
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $239,120,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2025, the fund purchased $152,820,000 of investment securities and sold $98,537,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $34,945,000 and $195,328,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2025, such purchases were  $1,862,000 and sales were $236,000, resulting in net realized loss of $85,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	63,730	326	362,634	1,914
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(195,475)	(1,000)	(710,237)	(4,015)
Net Increase (Decrease)—ETF Shares	(131,745)	(674)	(347,603)	(2,101)
Admiral Shares
Issued	133,612	1,320	234,710	2,464
Issued in Lieu of Cash Distributions	9,458	93	17,836	188
Redeemed	(118,904)	(1,165)	(224,757)	(2,336)
Net Increase (Decrease)—Admiral Shares	24,166	248	27,789	316
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

Materials Index Fund
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Utilities Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Electric Utilities (61.7%)
	NextEra Energy Inc.	13,054,597	916,041
	Southern Co.	6,955,783	624,560
	Duke Energy Corp.	4,903,962	576,166
	Constellation Energy Corp.	1,985,978	497,577
	American Electric Power Co. Inc.	3,380,879	358,542
	Exelon Corp.	6,378,929	281,949
	Xcel Energy Inc.	3,645,479	262,839
	Entergy Corp.	2,722,273	237,682
	PG&E Corp.	13,924,795	227,531
	PPL Corp.	4,684,931	164,956
	Eversource Energy	2,325,949	146,558
	NRG Energy Inc.	1,285,936	135,936
	FirstEnergy Corp.	3,475,630	134,750
	Edison International	2,457,604	133,792
	Alliant Energy Corp.	1,628,983	105,118
	Evergy Inc.	1,459,994	100,608
	Pinnacle West Capital Corp.	721,781	66,794
	OGE Energy Corp.	1,275,662	59,038
	IDACORP Inc.	338,173	39,874
	Portland General Electric Co.	669,293	30,004
	TXNM Energy Inc.	543,964	28,422
	ALLETE Inc.	367,103	24,115
	MGE Energy Inc.	229,829	21,094
	Otter Tail Corp.	238,638	19,027
*	Hawaiian Electric Industries Inc.	1,093,291	11,972
*,1	Oklo Inc.	193,524	6,462
	Genie Energy Ltd. Class B	80,710	1,154
			5,212,561
Gas Utilities (4.7%)
	Atmos Energy Corp.	986,729	150,111
	UGI Corp.	1,362,935	46,558
	National Fuel Gas Co.	547,775	41,193
	New Jersey Resources Corp.	633,281	30,638
	Spire Inc.	366,875	28,198
	Southwest Gas Holdings Inc.	364,300	27,341
	ONE Gas Inc.	359,603	27,024
	MDU Resources Group Inc.	1,229,448	21,208
	Chesapeake Utilities Corp.	144,412	18,330
	Northwest Natural Holding Co.	254,275	10,395
			400,996
Independent Power and Renewable Electricity Producers (5.3%)
	Vistra Corp.	2,159,834	288,683
	AES Corp.	4,512,906	52,305
*	Talen Energy Corp.	233,410	48,538
	Ormat Technologies Inc. (XNYS)	364,699	25,471
	Clearway Energy Inc. Class C	523,343	14,664
	Clearway Energy Inc. Class A	221,098	5,850
	XPLR Infrastructure LP	596,251	5,390
*	Altus Power Inc.	506,294	2,496
*	Sunnova Energy International Inc.	715,361	1,187
*	Montauk Renewables Inc.	320,394	1,099
			445,683
Multi-Utilities (24.5%)
	Sempra	4,020,949	287,779
	Dominion Energy Inc.	4,728,558	267,731
	Public Service Enterprise Group Inc.	3,162,870	256,667
	Consolidated Edison Inc.	2,199,395	223,283
	WEC Energy Group Inc.	2,008,363	214,272

Utilities Index Fund
		Shares	Market Value• ($000)
	DTE Energy Co.	1,314,711	175,777
	Ameren Corp.	1,694,585	172,102
	CenterPoint Energy Inc.	4,137,356	142,242
	CMS Energy Corp.	1,896,845	138,565
	NiSource Inc.	2,963,420	120,937
	Black Hills Corp.	454,248	27,791
	Northwestern Energy Group Inc.	389,104	21,763
	Avista Corp.	501,856	20,059
	Unitil Corp.	103,070	5,782
			2,074,750
Water Utilities (3.4%)
	American Water Works Co. Inc.	1,237,126	168,212
	Essential Utilities Inc.	1,655,803	62,888
	American States Water Co.	239,775	18,352
	California Water Service Group	376,884	17,129
	SJW Group	200,082	10,538
	Middlesex Water Co.	113,626	5,696
	York Water Co.	91,447	2,931
	Artesian Resources Corp. Class A	60,009	1,866
			287,612
Total Common Stocks (Cost $7,165,163)			8,421,602
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 4.351% (Cost $9,830)	98,301	9,830
Total Investments (99.7%) (Cost $7,174,993)			8,431,432
Other Assets and Liabilities—Net (0.3%)			23,360
Net Assets (100.0%)			8,454,792
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,738,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $2,788,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Dominion Energy Inc.	8/29/25	BANA	22,874	(4.330)	267	—
Dominion Energy Inc.	8/29/25	BANA	11,324	(4.336)	99	—
					366	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Utilities Index Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $7,165,163)	8,421,602
Affiliated Issuers (Cost $9,830)	9,830
Total Investments in Securities	8,431,432
Investment in Vanguard	219
Cash	2,128
Receivables for Investment Securities Sold	32,908
Receivables for Accrued Income	38,849
Receivables for Capital Shares Issued	1,042
Unrealized Appreciation—Over-the-Counter Swap Contracts	366
Total Assets	8,506,944
Liabilities
Payables for Investment Securities Purchased	46,479
Collateral for Securities on Loan	2,788
Payables for Capital Shares Redeemed	2,612
Payables to Vanguard	273
Total Liabilities	52,152
Net Assets	8,454,792
1 Includes $2,738,000 of securities on loan.
At February 28, 2025, net assets consisted of:

Paid-in Capital	7,416,545
Total Distributable Earnings (Loss)	1,038,247
Net Assets	8,454,792

ETF Shares—Net Assets
Applicable to 39,431,220 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,759,908
Net Asset Value Per Share—ETF Shares	$171.44

Admiral™ Shares—Net Assets
Applicable to 19,705,266 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,694,884
Net Asset Value Per Share—Admiral Shares	$86.01

See accompanying Notes, which are an integral part of the Financial Statements.

Utilities Index Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Dividends	122,965
Interest[1]	399
Securities Lending—Net	46
Total Income	123,410
Expenses
The Vanguard Group—Note B
Investment Advisory Services	80
Management and Administrative—ETF Shares	2,649
Management and Administrative—Admiral Shares	731
Marketing and Distribution—ETF Shares	131
Marketing and Distribution—Admiral Shares	52
Custodian Fees	34
Shareholders’ Reports and Proxy Fees—ETF Shares	356
Shareholders’ Reports and Proxy Fees—Admiral Shares	28
Trustees’ Fees and Expenses	2
Other Expenses	13
Total Expenses	4,076
Net Investment Income	119,334
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	59,406
Swap Contracts	945
Realized Net Gain (Loss)	60,351
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	255,514
Swap Contracts	250
Change in Unrealized Appreciation (Depreciation)	255,764
Net Increase (Decrease) in Net Assets Resulting from Operations	435,449
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $398,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $95,536,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Utilities Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	119,334	225,012
Realized Net Gain (Loss)	60,351	24,685
Change in Unrealized Appreciation (Depreciation)	255,764	1,305,480
Net Increase (Decrease) in Net Assets Resulting from Operations	435,449	1,555,177
Distributions
ETF Shares	(100,612)	(175,957)
Admiral Shares	(26,058)	(49,726)
Total Distributions	(126,670)	(225,683)
Capital Share Transactions
ETF Shares	162,223	237,522
Admiral Shares	(12,668)	(86,593)
Net Increase (Decrease) from Capital Share Transactions	149,555	150,929
Total Increase (Decrease)	458,334	1,480,423
Net Assets
Beginning of Period	7,996,458	6,516,035
End of Period	8,454,792	7,996,458

See accompanying Notes, which are an integral part of the Financial Statements.

Utilities Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$165.04	$136.43	$161.46	$149.52	$129.35	$139.09
Investment Operations
Net Investment Income[1]	2.432	4.835	4.708	4.393	4.310	4.306
Net Realized and Unrealized Gain (Loss) on Investments	6.555	28.640	(25.005)	11.897	20.048	(9.802)
Total from Investment Operations	8.987	33.475	(20.297)	16.290	24.358	(5.496)
Distributions
Dividends from Net Investment Income	(2.587)	(4.865)	(4.733)	(4.350)	(4.188)	(4.244)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.587)	(4.865)	(4.733)	(4.350)	(4.188)	(4.244)
Net Asset Value, End of Period	$171.44	$165.04	$136.43	$161.46	$149.52	$129.35
Total Return	5.50%	25.31%	-12.75%	11.18%	19.19%	-4.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,760	$6,351	$5,071	$6,030	$5,126	$4,014
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[2]	0.10%[2]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.88%	3.41%	3.19%	2.87%	3.09%	3.18%
Portfolio Turnover Rate[3]	4%	5%	4%	3%	6%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Utilities Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$82.80	$68.45	$81.00	$75.01	$64.89	$69.78
Investment Operations
Net Investment Income[1]	1.216	2.423	2.351	2.212	2.166	2.163
Net Realized and Unrealized Gain (Loss) on Investments	3.292	14.368	(12.527)	5.961	10.055	(4.924)
Total from Investment Operations	4.508	16.791	(10.176)	8.173	12.221	(2.761)
Distributions
Dividends from Net Investment Income	(1.298)	(2.441)	(2.374)	(2.183)	(2.101)	(2.129)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.298)	(2.441)	(2.374)	(2.183)	(2.101)	(2.129)
Net Asset Value, End of Period	$86.01	$82.80	$68.45	$81.00	$75.01	$64.89
Total Return[2]	5.49%	25.29%	-12.73%	11.22%	19.22%	-4.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,695	$1,645	$1,445	$1,877	$1,582	$1,281
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[3]	0.10%[3]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.87%	3.41%	3.17%	2.88%	3.10%	3.18%
Portfolio Turnover Rate[4]	4%	5%	4%	3%	6%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Utilities Index Fund
Notes to Financial Statements
Vanguard Utilities Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the

Utilities Index Fund
committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $219,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,421,602	—	—	8,421,602
Temporary Cash Investments	9,830	—	—	9,830
Total	8,431,432	—	—	8,431,432
Derivative Financial Instruments
Assets
Swap Contracts	—	366	—	366

Utilities Index Fund
D.	As of February 28, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	7,199,536
Gross Unrealized Appreciation	1,597,346
Gross Unrealized Depreciation	(365,450)
Net Unrealized Appreciation (Depreciation)	1,231,896
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $296,496,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2025, the fund purchased $293,508,000 of investment securities and sold $304,039,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $438,885,000 and $287,254,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2025, such purchases were  $3,184,000 and sales were $2,924,000, resulting in net realized loss of $235,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	451,028	2,647	919,621	6,465
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(288,805)	(1,700)	(682,099)	(5,150)
Net Increase (Decrease)—ETF Shares	162,223	947	237,522	1,315
Admiral Shares
Issued	196,247	2,293	349,835	4,937
Issued in Lieu of Cash Distributions	19,840	237	37,787	546
Redeemed	(228,755)	(2,692)	(474,215)	(6,730)
Net Increase (Decrease)—Admiral Shares	(12,668)	(162)	(86,593)	(1,247)
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

Utilities Index Fund
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q4832 042025

Financial Statements
For the six-months ended February 28, 2025
Vanguard Mega Cap Index Funds
Vanguard Mega Cap Index Fund
Vanguard Mega Cap Value Index Fund

Contents
Mega Cap Index Fund	1
Mega Cap Value Index Fund	13

Mega Cap Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (1.0%)
	Linde plc	77,609	36,247
	Air Products & Chemicals Inc.	36,242	11,458
	Ecolab Inc.	41,552	11,178
	Freeport-McMoRan Inc.	234,250	8,646
			67,529
Consumer Discretionary (14.9%)
*	Amazon.com Inc.	1,542,602	327,464
*	Tesla Inc.	444,781	130,312
	Costco Wholesale Corp.	72,233	75,744
	Walmart Inc.	720,641	71,062
*	Netflix Inc.	69,685	68,330
	Home Depot Inc.	161,921	64,218
	McDonald's Corp.	116,804	36,014
	Walt Disney Co.	295,190	33,593
	Booking Holdings Inc.	5,390	27,036
*	Uber Technologies Inc.	326,090	24,786
	TJX Cos. Inc.	183,855	22,938
	Lowe's Cos. Inc.	92,040	22,885
	Starbucks Corp.	184,811	21,403
	NIKE Inc. Class B	194,063	15,415
*	O'Reilly Automotive Inc.	9,404	12,918
*	Chipotle Mexican Grill Inc.	222,111	11,987
	Marriott International Inc. Class A	36,232	10,161
	Target Corp.	74,709	9,282
*	Airbnb Inc. Class A	64,560	8,966
	General Motors Co.	179,182	8,803
	Ross Stores Inc.	54,088	7,590
	Hilton Worldwide Holdings Inc.	19,879	5,267
*	AutoZone Inc.	1,376	4,806
	Ford Motor Co.	318,245	3,039
			1,024,019
Consumer Staples (3.9%)
	Procter & Gamble Co.	383,823	66,724
	Coca-Cola Co.	561,775	40,004
	Philip Morris International Inc.	253,433	39,353
	PepsiCo Inc.	223,620	34,319
	Altria Group Inc.	276,258	15,429
	Mondelez International Inc. Class A	217,972	14,000
	CVS Health Corp.	205,135	13,481
	McKesson Corp.	20,693	13,249
	Colgate-Palmolive Co.	133,222	12,146
*	Monster Beverage Corp.	111,022	6,067
	Kimberly-Clark Corp.	27,239	3,868
	Keurig Dr Pepper Inc.	99,485	3,335
	Constellation Brands Inc. Class A	12,611	2,213
	Kraft Heinz Co.	69,019	2,120
			266,308
Energy (2.9%)
	Exxon Mobil Corp.	716,367	79,753
	Chevron Corp.	278,262	44,138
	ConocoPhillips	210,835	20,904
	EOG Resources Inc.	91,681	11,638
	Schlumberger NV	230,199	9,590
	Phillips 66	67,331	8,732
	Marathon Petroleum Corp.	52,396	7,869
	Williams Cos. Inc.	99,380	5,782
	Kinder Morgan Inc.	153,768	4,167
	Valero Energy Corp.	25,831	3,377
1

Mega Cap Index Fund
		Shares	Market Value• ($000)
	Occidental Petroleum Corp.	53,589	2,617
			198,567
Financials (11.0%)
*	Berkshire Hathaway Inc. Class B	278,444	143,073
	JPMorgan Chase & Co.	458,910	121,451
	Bank of America Corp.	1,125,564	51,889
	Wells Fargo & Co.	542,733	42,507
	Goldman Sachs Group Inc.	51,157	31,834
	S&P Global Inc.	51,754	27,623
	Progressive Corp.	95,483	26,926
	Morgan Stanley	196,923	26,212
	Citigroup Inc.	292,850	23,413
	Charles Schwab Corp.	278,359	22,138
	Blackrock Inc.	21,726	21,243
	Marsh & McLennan Cos. Inc.	80,036	19,036
	Blackstone Inc.	117,685	18,966
	Chubb Ltd.	62,394	17,812
	Intercontinental Exchange Inc.	93,565	16,208
	CME Group Inc.	58,730	14,904
	KKR & Co. Inc.	108,581	14,723
	Aon plc Class A (XNYS)	33,482	13,698
	Moody's Corp.	25,111	12,654
	PNC Financial Services Group Inc.	64,700	12,417
	US Bancorp	254,327	11,928
	Bank of New York Mellon Corp.	118,477	10,539
*	Berkshire Hathaway Inc. Class A	13	10,075
	Truist Financial Corp.	216,530	10,036
	Aflac Inc.	90,516	9,909
	Travelers Cos. Inc.	36,997	9,563
	MetLife Inc.	95,910	8,266
	Apollo Global Management Inc.	32,203	4,807
	American International Group Inc.	50,796	4,213
			758,063
Health Care (10.8%)
	Eli Lilly & Co.	139,269	128,215
	UnitedHealth Group Inc.	150,018	71,253
	Johnson & Johnson	392,440	64,760
	AbbVie Inc.	288,055	60,212
	Abbott Laboratories	282,700	39,015
	Merck & Co. Inc.	412,348	38,039
*	Intuitive Surgical Inc.	58,058	33,276
	Thermo Fisher Scientific Inc.	62,349	32,980
	Amgen Inc.	87,625	26,994
*	Boston Scientific Corp.	240,226	24,933
	Pfizer Inc.	923,744	24,415
	Gilead Sciences Inc.	203,144	23,221
	Danaher Corp.	105,957	22,014
	Stryker Corp.	55,927	21,598
*	Vertex Pharmaceuticals Inc.	41,981	20,142
	Bristol-Myers Squibb Co.	330,630	19,712
	Medtronic plc	208,989	19,231
	Elevance Health Inc.	37,813	15,007
	Cigna Group	45,351	14,007
	Regeneron Pharmaceuticals Inc.	17,620	12,312
	Zoetis Inc.	66,201	11,072
	Becton Dickinson & Co.	47,127	10,629
	HCA Healthcare Inc.	28,912	8,856
	Humana Inc.	9,833	2,659
			744,552
Industrials (10.1%)
	Visa Inc. Class A	281,573	102,129
	Mastercard Inc. Class A	133,534	76,957
	Accenture plc Class A	102,100	35,582
	General Electric Co.	167,592	34,688
	RTX Corp.	216,954	28,853
	Caterpillar Inc.	78,702	27,070
	Union Pacific Corp.	98,817	24,377
	American Express Co.	80,363	24,186
	Honeywell International Inc.	105,997	22,566
2

Mega Cap Index Fund
		Shares	Market Value• ($000)
*	Fiserv Inc.	92,585	21,821
*	Boeing Co.	121,796	21,269
	Automatic Data Processing Inc.	66,414	20,932
	Deere & Co.	42,361	20,367
	Eaton Corp. plc	64,418	18,895
	Lockheed Martin Corp.	38,634	17,400
	GE Vernova Inc.	44,905	15,051
	United Parcel Service Inc. Class B (XNYS)	119,211	14,190
	Parker-Hannifin Corp.	20,976	14,023
	3M Co.	88,786	13,772
	Sherwin-Williams Co.	36,950	13,386
	Trane Technologies plc	36,688	12,977
	Illinois Tool Works Inc.	45,731	12,072
	Capital One Financial Corp.	59,045	11,841
*	PayPal Holdings Inc.	163,347	11,606
	Emerson Electric Co.	92,940	11,302
	Northrop Grumman Corp.	23,758	10,970
	CSX Corp.	314,370	10,063
	General Dynamics Corp.	38,104	9,625
	FedEx Corp.	35,839	9,422
	Norfolk Southern Corp.	36,883	9,064
	Paychex Inc.	52,819	8,011
	Cintas Corp.	27,912	5,792
	Johnson Controls International plc	53,977	4,624
			694,883
Real Estate (1.0%)
	Prologis Inc.	150,923	18,703
	American Tower Corp.	76,174	15,663
	Equinix Inc.	15,723	14,223
	Public Storage	25,780	7,827
	Simon Property Group Inc.	25,229	4,695
	Crown Castle Inc.	35,487	3,339
			64,450
Technology (40.5%)
	Apple Inc.	2,463,841	595,855
	Microsoft Corp.	1,211,907	481,115
	NVIDIA Corp.	3,792,441	473,752
	Meta Platforms Inc. Class A	355,349	237,444
	Alphabet Inc. Class A	952,687	162,223
	Broadcom Inc.	761,325	151,831
	Alphabet Inc. Class C	766,524	132,011
	Oracle Corp.	271,012	45,004
	Salesforce Inc.	148,042	44,094
	International Business Machines Corp.	150,713	38,046
*	Adobe Inc.	71,752	31,468
*	ServiceNow Inc.	33,573	31,215
	Texas Instruments Inc.	148,693	29,142
	QUALCOMM Inc.	181,101	28,464
	Intuit Inc.	43,347	26,608
*	Advanced Micro Devices Inc.	264,522	26,415
	Applied Materials Inc.	134,383	21,242
*	Palo Alto Networks Inc.	106,972	20,371
	Analog Devices Inc.	80,895	18,611
	Micron Technology Inc.	181,018	16,949
	Lam Research Corp.	209,756	16,097
	KLA Corp.	21,805	15,456
	Intel Corp.	632,747	15,015
*	Crowdstrike Holdings Inc. Class A	38,125	14,856
*	Palantir Technologies Inc. Class A	168,658	14,322
	Marvell Technology Inc.	141,130	12,959
*	AppLovin Corp. Class A	36,482	11,884
*	Synopsys Inc.	25,050	11,455
*	Cadence Design Systems Inc.	44,708	11,199
	Roper Technologies Inc.	17,485	10,220
*	Autodesk Inc.	35,044	9,609
*	Workday Inc. Class A	34,713	9,141
*	Fortinet Inc.	49,946	5,395
	Dell Technologies Inc. Class C	51,710	5,314
*	Snowflake Inc. Class A	24,222	4,290
3

Mega Cap Index Fund
		Shares	Market Value• ($000)
*	MicroStrategy Inc. Class A	15,446	3,945
	TE Connectivity plc	24,424	3,762
			2,786,779
Telecommunications (2.3%)
	Cisco Systems Inc.	584,264	37,457
	AT&T Inc.	1,169,616	32,059
	Verizon Communications Inc.	617,567	26,617
	Comcast Corp. Class A	622,141	22,323
	T-Mobile US Inc.	75,664	20,406
*	Arista Networks Inc.	164,299	15,288
*	Charter Communications Inc. Class A	15,070	5,479
			159,629
Utilities (1.4%)
	NextEra Energy Inc.	335,211	23,522
	Southern Co.	178,429	16,021
	Waste Management Inc.	65,415	15,227
	Duke Energy Corp.	125,669	14,765
	American Electric Power Co. Inc.	86,832	9,209
	Republic Services Inc.	33,175	7,863
	Sempra	103,325	7,395
	Dominion Energy Inc.	68,301	3,867
			97,869
Total Common Stocks (Cost $3,862,633)			6,862,648
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund, 4.351% (Cost $9,259)	92,600	9,260
Total Investments (99.9%) (Cost $3,871,892)			6,871,908
Other Assets and Liabilities—Net (0.1%)			7,916
Net Assets (100%)			6,879,824
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2025	58	17,293	(178)

See accompanying Notes, which are an integral part of the Financial Statements.
4

Mega Cap Index Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $3,862,633)	6,862,648
Affiliated Issuers (Cost $9,259)	9,260
Total Investments in Securities	6,871,908
Investment in Vanguard	183
Cash Collateral Pledged—Futures Contracts	830
Receivables for Accrued Income	6,914
Receivables for Capital Shares Issued	3
Variation Margin Receivable—Futures Contracts	235
Total Assets	6,880,073
Liabilities
Due to Custodian	45
Payables for Investment Securities Purchased	33
Payables to Vanguard	171
Total Liabilities	249
Net Assets	6,879,824
At February 28, 2025, net assets consisted of:

Paid-in Capital	4,026,759
Total Distributable Earnings (Loss)	2,853,065
Net Assets	6,879,824

ETF Shares—Net Assets
Applicable to 30,909,267 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,654,333
Net Asset Value Per Share—ETF Shares	$215.29

Institutional Shares—Net Assets
Applicable to 531,206 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	225,491
Net Asset Value Per Share—Institutional Shares	$424.49

See accompanying Notes, which are an integral part of the Financial Statements.
5

Mega Cap Index Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Dividends	39,915
Interest[1]	244
Securities Lending—Net	—
Total Income	40,159
Expenses
The Vanguard Group—Note B
Investment Advisory Services	66
Management and Administrative—ETF Shares	1,767
Management and Administrative—Institutional Shares	59
Marketing and Distribution—ETF Shares	110
Marketing and Distribution—Institutional Shares	3
Custodian Fees	17
Shareholders’ Reports and Proxy Fees—ETF Shares	265
Shareholders’ Reports and Proxy Fees—Institutional Shares	—
Trustees’ Fees and Expenses	2
Other Expenses	13
Total Expenses	2,302
Net Investment Income	37,857
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	5,579
Futures Contracts	1,128
Realized Net Gain (Loss)	6,707
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	376,071
Futures Contracts	(515)
Change in Unrealized Appreciation (Depreciation)	375,556
Net Increase (Decrease) in Net Assets Resulting from Operations	420,120
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $228,000, ($1,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $27,544,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Mega Cap Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	37,857	69,486
Realized Net Gain (Loss)	6,707	85,679
Change in Unrealized Appreciation (Depreciation)	375,556	1,219,832
Net Increase (Decrease) in Net Assets Resulting from Operations	420,120	1,374,997
Distributions
ETF Shares	(37,603)	(68,937)
Institutional Shares	(1,332)	(2,882)
Total Distributions	(38,935)	(71,819)
Capital Share Transactions
ETF Shares	226,480	569,518
Institutional Shares	(5,619)	(35,186)
Net Increase (Decrease) from Capital Share Transactions	220,861	534,332
Total Increase (Decrease)	602,046	1,837,510
Net Assets
Beginning of Period	6,277,778	4,440,268
End of Period	6,879,824	6,277,778

See accompanying Notes, which are an integral part of the Financial Statements.
7

Mega Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$203.13	$159.74	$137.84	$160.74	$125.47	$101.36
Investment Operations
Net Investment Income[1]	1.206	2.346	2.268	2.109	1.961	1.992
Net Realized and Unrealized Gain (Loss) on Investments	12.199	43.488	21.869	(22.957)	35.218	24.065
Total from Investment Operations	13.405	45.834	24.137	(20.848)	37.179	26.057
Distributions
Dividends from Net Investment Income	(1.245)	(2.444)	(2.237)	(2.052)	(1.908)	(1.947)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.245)	(2.444)	(2.237)	(2.052)	(1.908)	(1.947)
Net Asset Value, End of Period	$215.29	$203.13	$159.74	$137.84	$160.74	$125.47
Total Return	6.61%	28.95%	17.79%	-13.09%	29.94%	26.14%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,654	$6,060	$4,237	$3,701	$4,288	$3,036
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[2]	0.07%[2]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.14%	1.32%	1.59%	1.38%	1.41%	1.85%
Portfolio Turnover Rate[3]	2%	3%	2%	3%	5%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Mega Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$400.51	$314.96	$271.77	$316.94	$247.38	$199.84
Investment Operations
Net Investment Income[1]	2.398	4.648	4.499	4.199	3.882	3.943
Net Realized and Unrealized Gain (Loss) on Investments	24.055	85.751	43.129	(45.292)	69.463	47.454
Total from Investment Operations	26.453	90.399	47.628	(41.093)	73.345	51.397
Distributions
Dividends from Net Investment Income	(2.473)	(4.849)	(4.438)	(4.077)	(3.785)	(3.857)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.473)	(4.849)	(4.438)	(4.077)	(3.785)	(3.857)
Net Asset Value, End of Period	$424.49	$400.51	$314.96	$271.77	$316.94	$247.38
Total Return	6.62%	28.95%	17.81%	-13.07%	29.97%	26.19%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$225	$218	$203	$178	$190	$180
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%[2]	0.06%[2]	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.15%	1.33%	1.60%	1.40%	1.42%	1.86%
Portfolio Turnover Rate[3]	2%	3%	2%	3%	5%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Mega Cap Index Fund
Notes to Financial Statements
Vanguard Mega Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
10

Mega Cap Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $183,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	As of February 28, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,872,607
Gross Unrealized Appreciation	3,049,676
Gross Unrealized Depreciation	(50,553)
Net Unrealized Appreciation (Depreciation)	2,999,123
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $164,130,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2025, the fund purchased $123,971,000 of investment securities and sold $113,794,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $247,377,000 and $37,396,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2025, such purchases were  $61,384,000 and sales were $59,442,000, resulting in net realized loss of $16,848,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
11

Mega Cap Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	264,065	1,250	744,100	4,309
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(37,585)	(175)	(174,582)	(1,000)
Net Increase (Decrease)—ETF Shares	226,480	1,075	569,518	3,309
Institutional Shares
Issued	12,339	31	18,004	51
Issued in Lieu of Cash Distributions	1,331	3	2,881	8
Redeemed	(19,289)	(46)	(56,071)	(161)
Net Increase (Decrease)—Institutional Shares	(5,619)	(12)	(35,186)	(102)
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At February 28, 2025, one shareholder was the record or beneficial owner of 27% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
12

Mega Cap Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (1.9%)
	Linde plc	239,944	112,066
	Air Products & Chemicals Inc.	112,059	35,427
	Freeport-McMoRan Inc.	724,087	26,726
			174,219
Consumer Discretionary (7.9%)
	Walmart Inc.	2,227,831	219,686
	Home Depot Inc.	500,572	198,527
	Walt Disney Co.	912,562	103,850
	Lowe's Cos. Inc.	284,534	70,747
	NIKE Inc. Class B	599,963	47,655
	Target Corp.	230,901	28,687
	General Motors Co.	554,104	27,223
	Ross Stores Inc.	83,591	11,729
	Ford Motor Co.	983,516	9,393
			717,497
Consumer Staples (8.9%)
	Procter & Gamble Co.	1,186,746	206,304
	Coca-Cola Co.	1,736,617	123,665
	Philip Morris International Inc.	783,504	121,663
	PepsiCo Inc.	691,370	106,105
	Altria Group Inc.	854,044	47,698
	Mondelez International Inc. Class A	673,834	43,280
	CVS Health Corp.	634,131	41,675
	McKesson Corp.	63,963	40,953
	Colgate-Palmolive Co.	411,705	37,535
	Kimberly-Clark Corp.	84,023	11,932
	Keurig Dr Pepper Inc.	307,610	10,311
	Constellation Brands Inc. Class A	38,875	6,823
	Kraft Heinz Co.	213,267	6,549
			804,493
Energy (6.8%)
	Exxon Mobil Corp.	2,214,761	246,569
	Chevron Corp.	860,303	136,461
	ConocoPhillips	651,848	64,631
	EOG Resources Inc.	283,429	35,978
	Schlumberger NV	711,606	29,646
	Phillips 66	208,109	26,990
	Marathon Petroleum Corp.	161,949	24,322
	Williams Cos. Inc.	307,139	17,869
	Kinder Morgan Inc.	475,790	12,894
	Valero Energy Corp.	79,763	10,427
	Occidental Petroleum Corp.	165,497	8,083
			613,870
Financials (24.0%)
	JPMorgan Chase & Co.	1,418,693	375,457
*	Berkshire Hathaway Inc. Class B	637,683	327,661
	Bank of America Corp.	3,479,839	160,420
*	Berkshire Hathaway Inc. Class A	188	145,700
	Wells Fargo & Co.	1,677,779	131,404
	Goldman Sachs Group Inc.	158,185	98,437
	Progressive Corp.	295,199	83,246
	Morgan Stanley	608,870	81,047
	Citigroup Inc.	905,386	72,386
	Charles Schwab Corp.	861,024	68,477
	Blackrock Inc.	67,183	65,690
	Marsh & McLennan Cos. Inc.	247,489	58,863
	Chubb Ltd.	192,976	55,091
	Intercontinental Exchange Inc.	289,339	50,122
13

Mega Cap Value Index Fund
		Shares	Market Value• ($000)
	CME Group Inc.	181,595	46,083
	KKR & Co. Inc.	335,694	45,517
	PNC Financial Services Group Inc.	199,942	38,373
	US Bancorp	786,118	36,869
	Bank of New York Mellon Corp.	366,390	32,590
	Truist Financial Corp.	668,948	31,006
	Aflac Inc.	279,947	30,646
	Travelers Cos. Inc.	114,400	29,571
	Blackstone Inc.	181,917	29,318
	MetLife Inc.	296,588	25,560
	Aon plc Class A (XNYS)	51,766	21,178
	Apollo Global Management Inc.	99,802	14,897
	American International Group Inc.	157,170	13,036
			2,168,645
Health Care (17.7%)
	UnitedHealth Group Inc.	463,745	220,260
	Johnson & Johnson	1,213,241	200,209
	AbbVie Inc.	890,491	186,139
	Abbott Laboratories	874,027	120,624
	Merck & Co. Inc.	1,274,719	117,593
	Thermo Fisher Scientific Inc.	192,750	101,957
	Amgen Inc.	270,869	83,444
	Pfizer Inc.	2,855,682	75,476
	Gilead Sciences Inc.	628,010	71,788
	Danaher Corp.	327,569	68,056
	Bristol-Myers Squibb Co.	1,022,027	60,933
	Medtronic plc	646,168	59,460
	Elevance Health Inc.	116,870	46,383
	Cigna Group	140,162	43,289
	Regeneron Pharmaceuticals Inc.	54,459	38,053
	Stryker Corp.	86,448	33,385
	Becton Dickinson & Co.	145,691	32,858
	HCA Healthcare Inc.	89,349	27,368
	Humana Inc.	30,337	8,204
			1,595,479
Industrials (14.5%)
	General Electric Co.	518,115	107,239
	RTX Corp.	670,721	89,199
	Union Pacific Corp.	305,502	75,364
	American Express Co.	248,488	74,785
	Caterpillar Inc.	217,090	74,668
	Honeywell International Inc.	327,668	69,757
*	Fiserv Inc.	286,699	67,572
	Deere & Co.	130,978	62,973
	Eaton Corp. plc	199,147	58,414
	Accenture plc Class A	157,824	55,002
	Lockheed Martin Corp.	119,447	53,795
	United Parcel Service Inc. Class B (XNYS)	368,548	43,868
	Parker-Hannifin Corp.	64,866	43,364
	3M Co.	274,413	42,567
	Trane Technologies plc	113,395	40,108
	Illinois Tool Works Inc.	141,369	37,319
	Capital One Financial Corp.	182,639	36,628
*	PayPal Holdings Inc.	505,203	35,895
	Emerson Electric Co.	287,330	34,942
	Northrop Grumman Corp.	73,419	33,900
	Automatic Data Processing Inc.	102,665	32,358
	CSX Corp.	971,754	31,106
	General Dynamics Corp.	117,775	29,750
	FedEx Corp.	110,809	29,132
	Norfolk Southern Corp.	114,006	28,017
	Johnson Controls International plc	166,840	14,292
	Paychex Inc.	81,611	12,378
			1,314,392
Real Estate (1.2%)
	Prologis Inc.	466,581	57,819
	Public Storage	79,684	24,193
	Simon Property Group Inc.	78,098	14,533
14

Mega Cap Value Index Fund
		Shares	Market Value• ($000)
	Crown Castle Inc.	109,498	10,304
			106,849
Technology (9.3%)
	Broadcom Inc.	1,176,789	234,687
	Oracle Corp.	837,828	139,130
	International Business Machines Corp.	465,945	117,623
	QUALCOMM Inc.	559,848	87,991
	Analog Devices Inc.	250,093	57,536
	Micron Technology Inc.	559,586	52,394
	Intel Corp.	1,956,043	46,417
	Texas Instruments Inc.	229,838	45,046
	Roper Technologies Inc.	54,036	31,584
	Dell Technologies Inc. Class C	159,833	16,425
	TE Connectivity plc	75,376	11,610
			840,443
Telecommunications (4.2%)
	Cisco Systems Inc.	1,806,276	115,800
	AT&T Inc.	3,615,739	99,108
	Verizon Communications Inc.	1,909,168	82,285
	Comcast Corp. Class A	1,923,500	69,015
*	Charter Communications Inc. Class A	46,575	16,933
			383,141
Utilities (3.4%)
	NextEra Energy Inc.	1,036,255	72,714
	Southern Co.	551,604	49,529
	Waste Management Inc.	202,254	47,081
	Duke Energy Corp.	388,519	45,647
	American Electric Power Co. Inc.	268,365	28,460
	Republic Services Inc.	102,575	24,312
	Sempra	319,175	22,844
	Dominion Energy Inc.	211,644	11,983
			302,570
Total Common Stocks (Cost $6,759,332)			9,021,598
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 4.351% (Cost $4,178)	41,775	4,177
Total Investments (99.8%) (Cost $6,763,510)			9,025,775
Other Assets and Liabilities—Net (0.2%)			16,259
Net Assets (100%)			9,042,034
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2025	38	11,330	(194)

15

Mega Cap Value Index Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Caterpillar Inc.	8/29/25	BANA	9,011	(4.330)	—	(1)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
16

Mega Cap Value Index Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,759,332)	9,021,598
Affiliated Issuers (Cost $4,178)	4,177
Total Investments in Securities	9,025,775
Investment in Vanguard	232
Cash Collateral Pledged—Futures Contracts	480
Receivables for Investment Securities Sold	103
Receivables for Accrued Income	15,686
Receivables for Capital Shares Issued	4
Variation Margin Receivable—Futures Contracts	135
Total Assets	9,042,415
Liabilities
Due to Custodian	142
Payables for Investment Securities Purchased	4
Payables for Capital Shares Redeemed	13
Payables to Vanguard	221
Unrealized Depreciation—Over-the-Counter Swap Contracts	1
Total Liabilities	381
Net Assets	9,042,034
At February 28, 2025, net assets consisted of:

Paid-in Capital	6,750,929
Total Distributable Earnings (Loss)	2,291,105
Net Assets	9,042,034

ETF Shares—Net Assets
Applicable to 67,291,171 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,917,594
Net Asset Value Per Share—ETF Shares	$132.52

Institutional Shares—Net Assets
Applicable to 473,518 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	124,440
Net Asset Value Per Share—Institutional Shares	$262.80

See accompanying Notes, which are an integral part of the Financial Statements.
17

Mega Cap Value Index Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Dividends	95,586
Interest[1]	175
Securities Lending—Net	—
Total Income	95,761
Expenses
The Vanguard Group—Note B
Investment Advisory Services	85
Management and Administrative—ETF Shares	2,334
Management and Administrative—Institutional Shares	25
Marketing and Distribution—ETF Shares	171
Marketing and Distribution—Institutional Shares	1
Custodian Fees	40
Shareholders’ Reports and Proxy Fees—ETF Shares	320
Shareholders’ Reports and Proxy Fees—Institutional Shares	4
Trustees’ Fees and Expenses	2
Other Expenses	13
Total Expenses	2,995
Net Investment Income	92,766
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	295,356
Futures Contracts	796
Swap Contracts	741
Realized Net Gain (Loss)	296,893
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	53,875
Futures Contracts	(521)
Swap Contracts	(30)
Change in Unrealized Appreciation (Depreciation)	53,324
Net Increase (Decrease) in Net Assets Resulting from Operations	442,983
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $162,000, ($5,000), and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $330,073,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
18

Mega Cap Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	92,766	167,757
Realized Net Gain (Loss)	296,893	25,209
Change in Unrealized Appreciation (Depreciation)	53,324	1,390,228
Net Increase (Decrease) in Net Assets Resulting from Operations	442,983	1,583,194
Distributions
ETF Shares	(95,366)	(174,026)
Institutional Shares	(1,455)	(3,140)
Total Distributions	(96,821)	(177,166)
Capital Share Transactions
ETF Shares	246,829	898,948
Institutional Shares	(15,482)	(6,303)
Net Increase (Decrease) from Capital Share Transactions	231,347	892,645
Total Increase (Decrease)	577,509	2,298,673
Net Assets
Beginning of Period	8,464,525	6,165,852
End of Period	9,042,034	8,464,525

See accompanying Notes, which are an integral part of the Financial Statements.
19

Mega Cap Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$127.48	$105.16	$97.72	$102.64	$78.96	$78.94
Investment Operations
Net Investment Income[1]	1.381	2.713	2.709	2.519	2.271	2.271
Net Realized and Unrealized Gain (Loss) on Investments	5.107	22.494	7.364	(5.016)	23.557	(.044)
Total from Investment Operations	6.488	25.207	10.073	(2.497)	25.828	2.227
Distributions
Dividends from Net Investment Income	(1.448)	(2.887)	(2.633)	(2.423)	(2.148)	(2.207)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.448)	(2.887)	(2.633)	(2.423)	(2.148)	(2.207)
Net Asset Value, End of Period	$132.52	$127.48	$105.16	$97.72	$102.64	$78.96
Total Return	5.15%	24.39%	10.53%	-2.51%	33.17%	2.94%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,918	$8,329	$6,048	$5,586	$4,587	$3,017
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[2]	0.07%[2]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.14%	2.40%	2.66%	2.45%	2.47%	2.90%
Portfolio Turnover Rate[3]	5%	13%	7%	8%	11%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
20

Mega Cap Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$252.79	$208.53	$193.77	$203.54	$156.56	$156.53
Investment Operations
Net Investment Income[1]	2.738	5.405	5.384	4.999	4.492	4.522
Net Realized and Unrealized Gain (Loss) on Investments	10.153	44.600	14.615	(9.947)	46.761	(.102)
Total from Investment Operations	12.891	50.005	19.999	(4.948)	51.253	4.420
Distributions
Dividends from Net Investment Income	(2.881)	(5.745)	(5.239)	(4.822)	(4.274)	(4.390)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.881)	(5.745)	(5.239)	(4.822)	(4.274)	(4.390)
Net Asset Value, End of Period	$262.80	$252.79	$208.53	$193.77	$203.54	$156.56
Total Return	5.16%	24.40%	10.55%	-2.49%	33.22%	3.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$124	$135	$118	$116	$128	$117
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%[2]	0.06%[2]	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.14%	2.42%	2.67%	2.45%	2.49%	2.89%
Portfolio Turnover Rate[3]	5%	13%	7%	8%	11%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
21

Mega Cap Value Index Fund
Notes to Financial Statements
Vanguard Mega Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
22

Mega Cap Value Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $232,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
23

Mega Cap Value Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,021,598	—	—	9,021,598
Temporary Cash Investments	4,177	—	—	4,177
Total	9,025,775	—	—	9,025,775
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(194)	—	—	(194)
Swap Contracts	—	(1)	—	(1)
Total	(194)	(1)	—	(195)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,771,470
Gross Unrealized Appreciation	2,416,468
Gross Unrealized Depreciation	(162,357)
Net Unrealized Appreciation (Depreciation)	2,254,111
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $289,501,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2025, the fund purchased $390,696,000 of investment securities and sold $406,975,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $851,192,000 and $601,969,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2025, such purchases were  $219,211,000 and sales were $109,286,000, resulting in net realized loss of $17,364,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	851,658	6,625	1,143,712	10,050
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(604,829)	(4,675)	(244,764)	(2,225)
Net Increase (Decrease)—ETF Shares	246,829	1,950	898,948	7,825
Institutional Shares
Issued	849	3	1,564	8
Issued in Lieu of Cash Distributions	370	2	907	4
Redeemed	(16,701)	(66)	(8,774)	(41)
Net Increase (Decrease)—Institutional Shares	(15,482)	(61)	(6,303)	(29)
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
24

Mega Cap Value Index Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At February 28, 2025, one shareholder was the record or beneficial owner of 34% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q8282 042025
25

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard World Fund (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	239,097,313,713	5,464,358,789	N/A	N/A
Mark Loughridge	238,266,264,307	6,295,408,196	N/A	N/A
Scott C. Malpass	238,544,140,941	6,017,531,562	N/A	N/A
John Murphy	239,447,624,239	5,114,048,264	N/A	N/A
Lubos Pastor	239,222,454,573	5,339,217,930	N/A	N/A
Rebecca Patterson	239,613,081,965	4,948,590,538	N/A	N/A
André F. Perold	238,952,279,006	5,609,393,497	N/A	N/A
Salim Ramji	239,047,963,660	5,513,708,843	N/A	N/A
Sarah Bloom Raskin	238,738,850,776	5,822,821,726	N/A	N/A
Grant Reid	239,264,336,712	5,297,335,790	N/A	N/A
David Thomas	238,826,492,398	5,735,180,105	N/A	N/A
Barbara Venneman	239,485,004,610	5,076,667,893	N/A	N/A
Peter F. Volanakis	238,488,102,241	6,073,570,261	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement – FTSE Social Index Fund

The board of trustees of Vanguard FTSE Social Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on OMS’ ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangements – U.S. Sector Index Funds

The board of trustees of Vanguard Communication Services Index Fund, Vanguard Consumer Discretionary Index Fund, Vanguard Consumer Staples Index Fund, Vanguard Energy Index Fund, Vanguard Financials Index Fund, Vanguard Health Care Index Fund, Vanguard Industrials Index Fund, Vanguard Information Technology Index Fund, Vanguard Materials Index Fund, and Vanguard Utilities Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Over, which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on OMS’ ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangements – Mega Cap Index Funds

The board of trustees of Vanguard Mega Cap Index Fund and Vanguard Mega Cap Value Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed on OMS’ ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: April 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: April 21, 2025

VANGUARD WORLD FUND

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: April 21, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney  filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.